                                                          File Nos.  333-129284
                                                                       811-1343


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)


         Pre-effective Amendment No.            ( )

         Post-effective Amendment No.           (3)


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


         Amendment No. 87


               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
               ---------------------------------------------------
                            (Exact Name of Registrant)

                       Horace Mann Life Insurance Company
                       ----------------------------------
                               (Name of Depositor)

               One Horace Mann Plaza, Springfield, Illinois 62715
               --------------------------------------------------
              (Address of Depositor's Principal Executive Offices)

                                 (217) 789-2500
                                  -------------
                          (Depositor's Telephone Number)

                                 Ann M. Caparros
                              One Horace Mann Plaza
                           Springfield, Illinois 62715
                           ---------------------------
                     (Name and Address of Agent for Service)

                          Copies of Communications to:
                          ----------------------------
                                 Stephen E. Roth
                         Sutherland Asbill & Brennan LLP
                          1275 Pennsylvania Avenue, NW

                            Washington, DC 20004-2415


It is proposed that this filing will become effective:

[ ]     Immediately upon filing pursuant to paragraph (b) of Rule 485


[X]     On May 1, 2007 pursuant to paragraph (b) of Rule 485


[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485


        On May 1, 2007 pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

-------------------------------------------------------------------------------

PROSPECTUS

VARIABLE DEFERRED ANNUITY CONTRACT

GOAL PLANNING ANNUITY (GPA)

HORACE MANN LIFE INSURANCE COMPANY SEPARATE
ACCOUNT

MAY 1, 2007

VARIABLE DEFERRED ANNUITY CONTRACT ISSUED BY HORACE MANN LIFE
INSURANCE COMPANY SEPARATE ACCOUNT
FLEXIBLE PREMIUM CONTRACT FOR INDIVIDUALS

     This prospectus offers a Variable annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company ("HMLIC") as a flexible premium Contract. It is issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended ("IRC") or as a non-qualified annuity Contract. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. You can allocate Your Net Premiums and Your Contract's cash value to the fixed account or to the HMLIC Separate Account which invests through each of its Subaccounts (sometimes referred to as Variable Investment Options) in a corresponding Underlying Fund. The Underlying Funds are:

LIFECYCLE FUNDS
          Wilshire Variable Insurance Trust 2010 Conservative Fund Wilshire Variable Insurance Trust 2010 Moderate Fund
          Wilshire Variable Insurance Trust 2010 Aggressive Fund
          Wilshire Variable Insurance Trust 2015 Moderate Fund
          Wilshire Variable Insurance Trust 2025 Moderate Fund
          Wilshire Variable Insurance Trust 2035 Moderate Fund
          Wilshire Variable Insurance Trust 2045 Moderate Fund
LARGE COMPANY STOCK FUNDS
     Large Value
          Davis Value Portfolio
          T. Rowe Price Equity Income Portfolio VIP II
          Wilshire Large Company Value Portfolio (Investment Class)(2)
     Large Core
          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(2) Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2

          Wilshire VIT Equity Fund

     Large Growth
          AllianceBernstein VPS Large Cap Growth Portfolio
          Fidelity VIP Growth Portfolio SC 2
          Wilshire Large Company Growth Portfolio (Investment Class)(2) MID-SIZE COMPANY STOCK FUNDS
     Mid Value
          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio Ariel Appreciation Fund(R)(1)(2)
     Mid Core
          Fidelity VIP Mid Cap Portfolio SC 2
          Rainier Small/Mid Cap Equity Portfolio(2)
     Mid Growth
          Delaware VIP Growth Opportunities Series -- Service Class Putnam VT Vista Fund (IB Shares)
          Wells Fargo Advantage VT Discovery Fund(SM)


SMALL COMPANY STOCK FUNDS
     Small Value
          Ariel Fund(R)(1)(2)
          Royce Capital Fund Small-Cap Portfolio
          Wilshire Small Company Value Portfolio (Investment Class)(2)
     Small Core
          Goldman Sachs VIT Structured Small Cap Equity Fund
          Neuberger Berman Genesis Fund -- Advisor Class(2)
     Small Growth
          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio Delaware VIP Trend Series -- Service Class

          Wilshire VIT Small Cap Growth Fund

INTERNATIONAL STOCK FUNDS
          Fidelity VIP Overseas Portfolio SC 2

          Wilshire VIT International Equity Fund

SPECIALTY

          Wilshire VIT Socially Responsible Fund

REAL ESTATE
          Cohen & Steers VIF Realty Fund, Inc.
BOND FUNDS
          Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2

          Wilshire VIT Income Fund


          Wilshire VIT Short-Term Investment Fund

BALANCED FUND

          Wilshire VIT Balanced Fund

MONEY MARKET
          T. Rowe Price Prime Reserve Portfolio

(1) These Subaccounts are not available as Variable Investment Options in a 457(b) Contract.

(2) These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

     Trademarks used in this document are owned by and used with the permission of the appropriate company.


     We provide a premium bonus rider under versions of the Contract with a 9-year surrender charge period. This bonus feature provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this bonus feature may be beneficial to You only if You own the Contract a sufficient length of time. Electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract's first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus.


     This prospectus sets forth the information an investor should know before purchasing a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2007. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-
1030 (toll-free). The table of contents of the Statement of Additional Information appears on page 31 of this prospectus.

     The Securities and Exchange Commission maintains a website
(http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THIS SECURITY OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
                                AMOUNT INVESTED.

                   The date of this prospectus is May 1, 2007.

TABLE OF CONTENTS
--------------------------------------------------------------------------------





                                                                         PAGE
                                                                         ----

DEFINITIONS                                                                5
SUMMARY                                                                    7
FEE TABLES AND EXAMPLE                                                    10
  Contract Owner Transaction Expenses                                     10
  Periodic Fees and Expenses                                              10
  Optional Rider Charges                                                  10
  Total Annual Underlying Fund Operating Expenses                         11
  Example                                                                 11
CONDENSED FINANCIAL INFORMATION                                           12
HORACE MANN LIFE INSURANCE COMPANY, THE FIXED ACCOUNT, THE SEPARATE
  ACCOUNT, THE UNDERLYING FUNDS                                           13
  Horace Mann Life Insurance Company                                      13
  The Fixed Account                                                       13
  The Separate Account                                                    13
  The Underlying Funds                                                    13
THE CONTRACT                                                              22
  Contract Owners' Rights                                                 22
  Purchasing the Contract                                                 22
  Canceling the Contract                                                  22
  Premium Payments                                                        22
     Amount and Frequency of Premium Payments                             22
     Allocation of Net Premiums                                           22
     Accumulation Units and Accumulation Unit Value                       22
  Transactions                                                            23
     Transfers                                                            23
     Dollar Cost Averaging                                                23
     Rebalancing                                                          24
     Changes to Premium Allocations                                       24
     Market Timing                                                        24
     Surrender or Withdrawal Before Commencement of Annuity Period        25
     Payments We Make                                                     26
     Confirmations                                                        26
  Deductions and Expenses                                                 26
     Premium Taxes                                                        27
     Surrender Charges                                                    27
     Annual Maintenance Fee                                               27
     Mortality and Expense Risk Fee                                       27
     Charges for Optional Riders                                          27
     Operating Expenses of the Underlying Funds                           27
  Death Benefit                                                           27
     Death Benefit Proceeds                                               27
     Guaranteed Minimum Death Benefit Riders                              28
  Annuity Payments                                                        29
     Annuity Payment Options                                              30
     Other Payout Options                                                 30
     Amount of Fixed and Variable Annuity Payments                        30
     Annuity Unit Value                                                   31
     Misstatement of Age or Sex                                           31
TAX CONSEQUENCES                                                          32
  Separate Account                                                        32
  Owner Control                                                           32
  General Requirements                                                    32
     Withdrawals                                                          32
     Premature Distribution Tax                                           32
     Annuity Payments                                                     32
     Non-Natural Person                                                   32

                                                                         PAGE
                                                                         ----
     Required Distributions                                               32
     Taxation of Death Benefit Proceeds                                   33
     Transfers, Assignments, or Exchanges of a Contract                   33
     Withholding                                                          33
     Multiple Contracts                                                   33
     Federal Estate Taxes                                                 33
     Generation-skipping Transfer Tax                                     33
     Annuity Purchases by Nonresident Aliens and Foreign Corporations     33
     Foreign Tax Credits                                                  33
  Taxation of Qualified Plans                                             33
     Contribution Limitations and General Requirements Applicable to
       Qualified Plans                                                    33
     Transfers, Assignments, or Exchanges of a Contract                   35
     Premature Distribution Tax                                           35
     Required Minimum Distributions                                       35
     Withholding                                                          36
  Possible Tax Law Changes                                                36
OTHER INFORMATION                                                         36
ADDITIONAL INFORMATION                                                    37





     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

DEFINITIONS
--------------------------------------------------------------------------------

     ACCOUNT VALUE: The sum of the Fixed Account Value and the Variable Account Value.

     ACCUMULATION UNIT: A unit of measurement used to determine the value of a Contract Owner's interest in a Subaccount before Annuity Payments begin.

     ACCUMULATION UNIT VALUE: The value of an Accumulation Unit on any Valuation Date.

     ANNUITANT: The natural person whose life determines the Annuity Payments made under a Contract.

     ANNUITIZED VALUE: The amount applied to purchase annuity payments. It is equal to the Account Value on the Annuity Date, less any applicable premium tax.

     ANNUITY DATE: The date Annuity Payments begin.

     The Annuity Payments made to You will begin on the Annuity Date. The criteria for setting an Annuity Date are set forth in Your Contract, and the anticipated Annuity Date is shown on the Annuity Data pages of Your Contract.

     In addition, Qualified Plans often place certain limitations upon election of a Annuity Date. Generally, distributions under Qualified Plans (except Roth
IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Required Minimum Distributions."

     ANNUITY PAYMENTS: A series of payments that may be for life; for life with a guaranteed number of payments; for the joint lifetimes of the Annuitant and another person, and thereafter, during the lifetime of the survivor; or for some fixed period. A fixed annuity provides a series of payments that will be equal in amount throughout the annuity period, except in the case of certain joint and survivor Annuity Payment options. A fixed annuity does not participate in the investment experience of any Subaccount. A Variable annuity provides a series of payments that vary in amount.

     ANNUITY PERIOD: The period during which Annuity Payments are made to the Annuitant or the last surviving joint Annuitant, if any.

     ANNUITY UNIT: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

     ANNUITY UNIT VALUE: The value of an Annuity Unit on any Valuation Date.

     CONTRACT: The individual flexible premium deferred Variable annuity contract this prospectus offers.

     CONTRACT ANNIVERSARY: The same day and month as the Issue Date of Your Contract for each succeeding year of Your Contract.

     CONTRACT OWNER (YOU, YOUR): The individual or entity to whom the Contract is issued.

     CONTRACT YEAR: A period of twelve months beginning on the date a Contract is issued and each anniversary of that date.

     FIXED ACCOUNT VALUE: The dollar value of the fixed account under the Contract before Annuity Payments begin.

     HMLIC, WE, US, OUR: Horace Mann Life Insurance Company.

     HOME OFFICE: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715.

     ISSUE DATE: The date when Your Contract becomes effective.

     INVESTMENT OPTIONS: The fixed account and the Underlying Funds in which the Subaccounts invest.

     NET PREMIUM: Each premium payment paid to HMLIC under the Contract, less any applicable premium taxes.

     NON-QUALIFIED CONTRACT: A Contract that is not a Qualified Plan.

     PROOF OF DEATH: (1) A completed claimant's statement as provided by Us; and
(2a) a certified copy of the death certificate or (2b) any other proof of death satisfactory to Us, including, but not limited to, a certified copy of a decree of a court of competent jurisdiction certifying death, or a written statement by a medical doctor who attended the deceased at the time of death; and (3) any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

     QUALIFIED PLAN: The term "Qualified Plan" in this prospectus will be used to describe the following contracts: IRC Section 403(b) tax sheltered annuity ("403(b) Contract"); IRC Section 408 individual retirement annuity ("traditional IRA"); IRC Section 408A Roth IRA ("Roth IRA"); IRC Section 408(p) SIMPLE retirement annuity ("SIMPLE"); IRC Section 408(k) simplified employee pension ("SEP"); IRC Section 457(b) eligible governmental plan annuity ("457(b) Contract"); and IRC 401 qualified annuity.

     SEPARATE ACCOUNT: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

     SUBACCOUNT: A division of the Separate Account, that invests in shares of a corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

     UNDERLYING FUNDS: All open-end management investment companies registered under the Investment

Company Act of 1940 that are listed in this document and are available for investment by the Separate Account.

     VALUATION DATE: Any day on which the New York Stock Exchange ("NYSE") is open for trading and on which the net value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central time, or the close of the NYSE, if earlier.

     VALUATION PERIOD: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

     VARIABLE: The values vary based on the investment performance of the Subaccount(s) selected.

     VARIABLE ACCOUNT: Your portion of the Separate Account set up to receive Net Premiums, any applicable premium bonus and transfers allocated to it.

     VARIABLE ACCOUNT VALUE: The dollar value of the Variable Investment Options under the Contract before Annuity Payments begin.

SUMMARY
--------------------------------------------------------------------------------


     This summary is intended to provide a brief overview of the more significant aspects of the Contract. Certain Contract features described in this prospectus may not be available in all states. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information Terms and conditions may be modified as required by law in the State in which the application is signed. Such variations are described in the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.


     Detailed information about the Underlying Funds is contained in each Underlying Fund's prospectus and in each Underlying Fund Statement of Additional Information.

     The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund's prospectus.

WHAT IS THE "SEPARATE ACCOUNT?"

     The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

WHO MAY PURCHASE THE CONTRACT OFFERED BY THIS PROSPECTUS?

     Individuals may purchase the Variable flexible premium annuity. The Contract is designed for individuals seeking long-term tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through a Qualified Plan.

     The Contract is offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. ("HM Investors"). In addition, the Contract may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of the NASD.

WHAT ARE MY INVESTMENT CHOICES?

     You may invest Your money in up to 24 Variable Investment Options and the Fixed Account at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

     (a)  SEPARATE ACCOUNT

     Includes Subaccounts, each of which invests in one of the following Underlying Funds:

LIFECYCLE FUNDS
          Wilshire Variable Insurance Trust 2010 Conservative Fund Wilshire Variable Insurance Trust 2010 Moderate Fund Wilshire Variable Insurance Trust 2010 Aggressive Fund Wilshire Variable Insurance Trust 2015 Moderate Fund Wilshire Variable Insurance Trust 2025 Moderate Fund Wilshire Variable Insurance Trust 2035 Moderate Fund Wilshire Variable Insurance Trust 2045 Moderate Fund

LARGE COMPANY STOCK FUNDS
     Large Value
          Davis Value Portfolio
          T. Rowe Price Equity Income Portfolio VIP II
          Wilshire Large Company Value Portfolio (Investment Class)(2)

     Large Core
          Dow Jones Wilshire 5000 Index Portfolio (Investment Class)(2) Fidelity VIP Growth & Income Portfolio SC 2
          Fidelity VIP Index 500 Portfolio SC 2

          Wilshire VIT Equity Fund


     Large Growth
          AllianceBernstein VPS Large Cap Growth Portfolio
          Fidelity VIP Growth Portfolio SC 2
          Wilshire Large Company Growth Portfolio (Investment Class)(2)

MID-SIZE COMPANY STOCK FUNDS
     Mid Value
          AllianceBernstein VPS Fund, Inc. Small/Mid Cap Value Portfolio Ariel Appreciation Fund(R)(1)(2)

     Mid Core
          Fidelity VIP Mid Cap Portfolio SC 2
          Rainier Small/Mid Cap Equity Portfolio(2)

     Mid Growth
          Delaware VIP Growth Opportunities Series -- Service Class Putnam VT Vista Fund (IB Shares)
          Wells Fargo Advantage VT Discovery Fund(SM)

SMALL COMPANY STOCK FUNDS
     Small Value
          Ariel Fund(R)(1)(2)
          Royce Capital Fund Small-Cap Portfolio
          Wilshire Small Company Value Portfolio (Investment Class)(2)

     Small Core
          Goldman Sachs VIT Structured Small Cap Equity Fund
          Neuberger Berman Genesis Fund -- Advisor Class(2)

     Small Growth
          AllianceBernstein VPS Fund, Inc. Small Cap Growth Portfolio Delaware VIP Trend Series -- Service Class

          Wilshire VIT Small Cap Growth Fund


INTERNATIONAL STOCK FUNDS
          Fidelity VIP Overseas Portfolio SC 2

          Wilshire VIT International Equity Fund


SPECIALTY

          Wilshire VIT Socially Responsible Fund


REAL ESTATE
          Cohen & Steers VIF Realty Fund, Inc.

BOND FUNDS
          Fidelity VIP High Income Portfolio SC 2
          Fidelity VIP Investment Grade Bond Portfolio SC 2

          Wilshire VIT Income Fund


          Wilshire VIT Short-Term Investment Fund


BALANCED FUND

          Wilshire VIT Balanced Fund


MONEY MARKET
          T. Rowe Price Prime Reserve Portfolio

(1) These Subaccounts are not available as Variable Investment Options in a 457(b) Contract.

(2) These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

     (b) Fixed Account -- You also may direct Your money to the fixed account and receive a guaranteed rate of return.

WHEN CAN I TRANSFER BETWEEN ACCOUNTS?

     At any time before the Contract's Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program permits You to systematically transfer (on a quarterly, semi-annual, or annual basis) a fixed dollar amount between the fixed account and Variable Investment Options and within the Variable Investment Options. The dollar cost averaging program is only available before the Annuity Date. For complete details see "The Contract -- Transactions."

MAY I WITHDRAW ALL OR PART OF THE CONTRACT VALUE BEFORE THE ANNUITY DATE?

     Unless restricted by the Internal Revenue Code of 1986, as amended ("IRC"), You may at any time before the Annuity Date surrender Your Contract in whole or withdraw in part for cash. Surrenders and withdrawals may be subject to Surrender Charges as described in "Deductions and Expenses -- Surrender Charges." In any Contract Year, You may withdraw a portion of Your Account Value without incurring a Surrender Charge. You may have to pay federal income taxes and a penalty tax on any money You surrender or partially withdraw from Your Contract.

WHAT ARE THE CHARGES OR DEDUCTIONS?

     The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

     We will deduct a mortality and expense risk fee (M&E Fee) of 1.25% (annual rate) from the Subaccounts. This fee is computed on a daily basis.

     We will deduct an annual maintenance fee from Your Account Value on each Contract Anniversary; we will deduct a proportionate amount of this fee upon surrender of Your Contract. This fee may not exceed $25. We will waive this fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed.

     We may deduct a Surrender Charge against surrenders and withdrawals. The Surrender Charge is a percentage of the Account Value withdrawn or surrendered. For withdrawals from the Variable Account, the Surrender Charge is deducted from the Contract Owner's value in the Subaccount(s) from which the withdrawal is made. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS IF I ELECT OPTIONAL RIDERS?

     GUARANTEED MINIMUM DEATH BENEFIT RIDER -- ANNUAL STEP-UP -- You may elect this optional death benefit at the time of Contract issue for an additional charge. If You elect this rider, You will pay 0.20%*. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute them on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

     GUARANTEED MINIMUM DEATH BENEFIT RIDER -- 5% ACCUMULATION -- You may elect this optional death benefit at the time of Contract issue for an additional charge. If You elect this rider, You will pay 0.30%*. We deduct these charges from the Variable Account as a percentage of the Variable Account Value and compute them on a daily basis. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

* If You purchase both the Guaranteed Minimum Death Benefit Rider -- Annual Step-up and the Guaranteed Minimum Death Benefit Rider -- 5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.

     PREMIUM BONUS RIDER -- this option provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. This option must be elected at the time of Contract issue and electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract's first 5 years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.

WHAT ARE THE FEDERAL INCOME TAX CONSEQUENCES OF INVESTING IN THIS CONTRACT?

     Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs or after-tax contributions, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

     The IRC provides penalties for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from 403(b), 457(b), and certain 401(a) Contracts, except under certain circumstances. See "Tax Consequences." These Contracts might not be suitable for short-term investment. See "The Contract -- Transactions -- Surrender or Withdrawal Before Commencement of Annuity Period."

IF I RECEIVE MY CONTRACT AND AM DISSATISFIED, MAY I RETURN IT?

     Subject to various state insurance laws, You may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or (2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 10 calendar days after we receive the Contract. Upon return of the Contract, it will be deemed void.

WHEN CAN I BEGIN RECEIVING ANNUITY PAYMENTS, AND WHAT OPTIONS ARE AVAILABLE?

     Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are made only in monthly installments. Various Annuity Payment options are available under the Contract.

     Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. The following options are available for receiving Annuity
Payments: Life Annuity with payments guaranteed for periods of Life Only, 10, 15 or 20 years; Joint and Survivor Annuity; and Payments for a Specified Period.

     The IRC may restrict or penalize certain early distributions from Qualified Plans, and the IRC also generally requires that distributions from Qualified Plans (other than Roth IRAs) begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See "Tax Consequences -- Taxation of Contract Benefits."

FEE TABLES AND EXAMPLE
--------------------------------------------------------------------------------

     The following tables describe the fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between Investment Options. State premium taxes may also be deducted.

     To determine the Contract You own, look in the bottom left-hand corner of Your Contract for the form number. This prospectus applies to all HMLIC contracts with a form number of IC-452 immediately followed by any combination of 3 letters and/or numbers.

CONTRACT OWNER TRANSACTION EXPENSES:(1)



Surrender Charges(2) (as a percentage of amount surrendered, if applicable)     8%


     We guarantee that the aggregate Surrender Charge will never exceed 9% of Your total net purchase payments to a Subaccount.

PERIODIC FEES AND EXPENSES

     The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses. This table reflects the charges You would pay if You did not select any optional Riders.



Annual Maintenance Fee(3)                                                   $  25
Separate Account Annual Expenses (as a percentage of average Variable
  Account Value)
Mortality and Expense Risk Fees                                              1.25%
Total Separate Account Annual Expenses                                       1.25%


OPTIONAL RIDER CHARGES (AS A PERCENTAGE OF AVERAGE VARIABLE ACCOUNT VALUE)



Guaranteed Minimum Death Benefit Rider -- Annual Step-up                     0.20%*
Guaranteed Minimum Death Benefit Rider -- 5% Accumulation                    0.30%*


* If You purchase both the Guaranteed Minimum Death Benefit Rider-Annual Step-up and the Guaranteed Minimum Death Benefit Rider-5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.



Premium bonus rider                                                          0.00%


     HMLIC will not issue Contracts for which the sum of the mortality and expense risk fees and the charges against the Variable Account for any permissible combination of optional riders You select exceeds 2.40% of average Variable Account Value.

     For information concerning compensation paid for the sale of the Contracts, see "Other Information -- Sale of the Contract."

     The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2006. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund.

(1) Any premium taxes relating to this contract will be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence. Premium taxes currently range from 0% to 3.5%.

(2) The Surrender Charge declines to zero over time -- after 5 years, or after 9 years if the premium bonus rider applies to Your Contract.


                          SURRENDER CHARGE
  SURRENDER CHARGES              %
DURING CONTRACT YEAR     9 YEAR     5 YEAR
--------------------     ------     ------

          1               8.0%       8.0%
          2               7.5%       7.5%
          3               7.0%       7.0%
          4               6.0%       6.0%
          5               5.0%       5.0%
          6               4.0%       0.0%
          7               3.0%       0.0%
          8               2.0%       0.0%
          9               1.0%       0.0%
     Thereafter           0.0%       0.0%


(3) We deduct a pro rata portion of this fee upon the surrender of the Contract. We currently waive the annual maintenance fee if the Account Value equals or exceeds $25,000 at the time the fee is assessed.

TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES(1)                        LOWEST   HIGHEST
--------------------------------------------------                        ------   -------

(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other
  expenses)                                                                0.35%      91%
                                                                           ====       ==





(1) The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. HMLIC has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006. Current or future expenses may be greater or less than those shown. These numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these fees are not reflected above. Please see "Transactions-Market Timing" for a discussion of these fees.


     The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Lifecycle Funds and the Balanced Fund, each of which is a "fund of funds." A "fund of funds" purchases shares of other funds (each an "Acquired Fund"). Each "fund of funds" has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Lifecycle Fund or the Balanced Fund on the combined actual expenses for each such "fund of funds," which include the pro rata portion of the fees and expenses incurred indirectly by a Lifecycle Fund or the Balanced Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Lifecycle Funds or the Balanced Fund for a presentation of the applicable Acquired Fund fees and expenses.

EXAMPLE

     This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the Annual Maintenance fee, Separate Account annual expenses and Underlying Fund fees and expenses. This example includes the highest cost of any combination of available riders.


     The Example assumes that You invest $10,000 in the Contract for the time periods indicated. The Example also assumes that Your investment has a 5% return each year, assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2006, without reflecting the impact of any Underlying Fund fee or expense waiver, and that a 9-year surrender charge period applies to Your Contract. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:


     If You surrender Your Contract at the end of the applicable time period:



     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------

     $5,428     $9,260    $10,382     $10,776



     If You do NOT surrender or if You annuitize Your Contract at the end of the applicable time period:



     1 YEAR    3 YEARS    5 YEARS    10 YEARS
     ------    -------    -------    --------

     $4,998     $9,154    $10,363     $10,776




     PLEASE REMEMBER THAT THE EXAMPLE IS SIMPLY AN ILLUSTRATION AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example. The Example assumes the highest fees and expenses of any of the Underlying Funds and does not reflect any Underlying Fund fee or expense waivers. Under the Example's assumptions, Your Contract would terminate without value during the fourth Contract Year.

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     Tables showing the accumulation unit value information for each Subaccount of the Separate Account available under the Contracts are presented in "Appendix B -- Condensed Financial Information."

     Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to
(217) 527-2307 or by telephoning (217) 789-2500 or (800) 999-1030 (toll-free).

HORACE MANN LIFE INSURANCE COMPANY,
THE FIXED ACCOUNT,
THE SEPARATE ACCOUNT AND
THE UNDERLYING FUNDS

HORACE MANN LIFE INSURANCE COMPANY

     HMLIC, located at 1 Horace Mann Plaza, Springfield, Illinois 62715-0001 (Our Home Office), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

     HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation, a publicly-held insurance holding company traded on the NYSE.

THE FIXED ACCOUNT

     The fixed account is part of HMLIC's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual interest rate as specified in Your Contract. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. For additional information about the fixed account, see Your Contract.

     THE FIXED ACCOUNT HAS NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

THE SEPARATE ACCOUNT

     On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount, in accordance with the terms of the Contract and without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC's assets are available to meet its obligations and expenses under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of Variable Annuity Payments are not guaranteed.

     The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of a corresponding Underlying Fund based on Contract Owner instructions.

THE UNDERLYING FUNDS

     Each of the Underlying Funds is registered with the Securities and Exchange Commission ("SEC") as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

     The Underlying Funds are listed below along with their primary investment objectives and a brief description of the adviser to each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS STATED OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each Underlying Fund prospectus may be obtained without charge from HMLIC by calling (800) 999-1030 (toll-free), sending a telefacsimile (FAX) transmission to (217) 527-2307, or writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657. You also may access the prospectuses on HMLIC's website at www.horacemann.com in the "Annuity" link.


                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2010 CONSERVATIVE           current                        high total return until its target retirement
  FUND(3)                           income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2010 MODERATE FUND(3)       current                        high total return until its target retirement
                                    income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2010 AGGRESSIVE FUND(3)     current                        high total return until its target retirement
                                    income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2015 MODERATE FUND(3)       current                        high total return until its target retirement
                                    income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2025 MODERATE FUND(3)       current                        high total return until its target retirement
                                    income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2035 MODERATE FUND(3)       current                        high total return until its target retirement
                                    income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

WILSHIRE VARIABLE INSURANCE       High              Lifecycle      The fund's investment objective is to provide
  TRUST 2045 MODERATE FUND(3)       current                        high total return until its target retirement
                                    income/-                       date. Thereafter, the objective will be to
                                    Capital                        seek high current income and, as a secondary
                                    appreci-                       objective, capital appreciation. The Wilshire
                                    ation                          VIT Funds are advised by Wilshire Associates
                                                                   Incorporated.

DAVIS VALUE PORTFOLIO             Long-term        Large value     Invests primarily in equity securities issued
                                    capital                        by companies with market capitalizations of
                                    growth                         at least $10 billion. Davis conducts
                                                                   extensive research to try to identify
                                                                   businesses that possess characteristics Davis
                                                                   believes foster the creation of long-term
                                                                   value. Davis aims to invest in such
                                                                   businesses when they are trading at a
                                                                   discount to their intrinsic worth. The Davis
                                                                   Value Portfolio is a series of the Davis
                                                                   Variable Account Fund and is advised by Davis
                                                                   Selected Advisers, L.P.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


T. ROWE PRICE EQUITY INCOME       Long-term        Large value     To invest at least 80% of the fund's net
  PORTFOLIO VIP II                  Capital                        asset in common stocks, with 65% in the
                                    appreci-                       common stocks of well-established companies
                                    ation                          paying above-average dividends, with
                                                                   favorable prospects for both increasing
                                                                   dividends and capital appreciation. The T.
                                                                   Rowe Price Equity Income Portfolio VIP II is
                                                                   advised by T. Rowe Price Associates.

WILSHIRE LARGE COMPANY VALUE      Long-term        Large value     Seeks to provide investment results of a
  PORTFOLIO (INVESTMENT             capital                        portfolio of publicly traded common stocks of
  CLASS)(2)                         growth                         companies in the large company value segment
                                                                   of the Wilshire 5000 Index. The Wilshire
                                                                   Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

DOW JONES WILSHIRE 5000 INDEX     Capital           Large core     Seeks to replicate as closely as possible,
  PORTFOLIO (INVESTOR CLASS)(2)     growth                         before expenses, the performance of the
                                                                   Wilshire 5000 Index. The fund invests
                                                                   primarily in the common stocks of companies
                                                                   included in the Index that are representative
                                                                   of the entire Index. The Wilshire Mutual
                                                                   Funds are advised by Wilshire Associates
                                                                   Incorporated.

FIDELITY VIP GROWTH  & INCOME     Current           Large core     Invests primarily in common stocks with a
  PORTFOLIO SC2                     income/-                       focus on those that pay current dividends and
                                    Capital                        show potential for capital growth. The
                                    growth                         Fidelity VIP Growth and Income Portfolio is a
                                                                   series of the Fidelity VIP Series and is
                                                                   advised by Fidelity Management & Research Co.

FIDELITY VIP INDEX 500            Long-term         Large core     The fund seeks to provide investment results
  PORTFOLIO SC2                     capital                        that correspond to the total return
                                    growth                         performance of common stocks publicly traded
                                                                   in the United States. The fund normally
                                                                   invests at least 80% of its assets in common
                                                                   stocks included in the S&P 500. The Fidelity
                                                                   VIP Index 500 Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management & Research Co. The
                                                                   Fidelity Index 500 is managed by Geode, a
                                                                   subadvisor to the funds.

WILSHIRE VIT EQUITY FUND          Long-term         Large core     The fund seeks long-term capital growth by
                                    capital                        investing primarily in equity securities.
                                    growth                         This is a moderately aggressive investment.
                                                                   The Wilshire VIT Funds are advised by
                                                                   Wilshire Associates Incorporated.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


ALLIANCEBERNSTEIN VIP LARGE CAP   Long-term        Large growth    Invests primarily in equity securities of
  GROWTH PORTFOLIO                  capital                        U.S. companies. The Portfolio focuses on a
                                    growth                         relatively small number of intensively
                                                                   research companies. AllianceBernstein selects
                                                                   the Portfolio's investments from a research
                                                                   universe of approximately 500 companies.
                                                                   AllianceBernstein tends to focus on those
                                                                   companies that have strong management,
                                                                   superior industry positions, excellent
                                                                   balance sheets, and superior earnings growth
                                                                   prospects. The AllianceBernstein Large Cap
                                                                   Growth Portfolio is a series of the
                                                                   AllianceBernstein Variable Products Series
                                                                   Fund and is advised by AllianceBernstein L.P.

FIDELITY VIP GROWTH PORTFOLIO     Capital          Large growth    The fund invests primarily in various common
  SC2                               growth                         stocks issued by companies that the advisor
                                                                   believes have above-average growth potential,
                                                                   measured by earnings or revenue. The Fidelity
                                                                   VIP Growth Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management & Research Co.

WILSHIRE LARGE COMPANY GROWTH     Long-term        Large growth    Seeks to provide investment results of a
  PORTFOLIO(2)                      capital                        portfolio of publicly traded common stocks of
                                    growth                         companies in the large company growth
                                                                   category of the Wilshire 5000 Index. The
                                                                   Wilshire Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

ALLIANCEBERNSTEIN VARIABLE        Long-term        Medium value    Invests primarily in a diversified portfolio
  PRODUCTS SERIES FUND, INC.        capital                        of equity securities of small-to mid
  SMALL/MID CAP VALUE PORTFOLIO     growth                         capitalization U.S. companies. For purposes
                                                                   of this policy "small to mid capitalization
                                                                   companies" are those that, at the time of
                                                                   investment, fall within the capitalization
                                                                   range between the small company on the
                                                                   Russell 2500 Value Index and the greater of
                                                                   $5 billion or the market capitalization of
                                                                   the largest company in the Russell 2500 Value
                                                                   Index. Under normal circumstances, the
                                                                   Portfolio will invest at least 80% of its net
                                                                   assets in these types of securities. The
                                                                   Portfolio's investment policies emphasize
                                                                   investment in companies that are determined
                                                                   by AllianceBernstein to be undervalued, using
                                                                   the fundamental value approach of
                                                                   AllianceBernstein. In selecting securities
                                                                   for the Portfolio's portfolio,
                                                                   AllianceBernstein uses its fundamental
                                                                   research to identify companies whose long-
                                                                   term earnings power is not reflected in the
                                                                   current market price of their securities. The
                                                                   AllianceBernstein Variable Products Series
                                                                   Fund, Inc. Small/Mid Cap Value Portfolio is
                                                                   advised by AllianceBernstein L.P.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


ARIEL APPRECIATION                Long-term        Medium value    The investment objective of the Ariel
  FUND(R)(1)(2)                     capital                        Appreciation Fund is long term capital
                                    growth                         appreciation. It seeks this objective through
                                                                   investing primarily in the stocks of
                                                                   companies with market capitalizations between
                                                                   $2.5 billion and $15 billion. The Fund seeks
                                                                   to invest in quality companies in industries
                                                                   where Ariel has expertise and only buys when
                                                                   Ariel determines that these businesses are
                                                                   selling at excellent values. The Ariel
                                                                   Appreciation Fund is advised by Ariel Capital
                                                                   Management, LLC.

FIDELITY VIP MID CAP PORTFOLIO    Long-term        Medium core     Invests at least 80% of total assets in
  SC2                               capital                        common stocks of domestic companies with
                                    growth                         medium market capitalization. The Fidelity
                                                                   VIP Mid Cap Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management & Research Co.

RAINIER SMALL/MID CAP EQUITY      Long-term        Medium core     Invests 80% of its assets in companies with
  PORTFOLIO(2)                      capital                        small and medium capitalizations. The fund
                                    growth                         targets U.S. companies with the prospects of
                                                                   strong earnings growth selling at attractive
                                                                   valuations. The Rainier Small/Mid Cap Equity
                                                                   Portfolio is advised by Rainier Investment
                                                                   Management, Inc.

THE DELAWARE VIP GROWTH           Long-term       Medium growth    The Delaware Growth Opportunities Series
  OPPORTUNITIES                     capital                        invests primarily in securities of medium-
  SERIES -- SERVICE SHARES          growth                         sized companies whose market capitalizations
                                                                   fall within the range represented in the
                                                                   Russell Midcap Growth Index at the time of
                                                                   the Series' investment. The Delaware VIP
                                                                   Growth Opportunities Series is advised by
                                                                   Delaware Management Company, a series
                                                                   Delaware Management Business Trust, which is
                                                                   an indirectly wholly-owned subsidiary of
                                                                   Delaware Management Holdings, Inc.

PUTNAM VT VISTA FUND (IB          Capital         Medium growth    Invests primarily in stocks of mid-sized
  SHARES)                           growth                         companies believed by the fund's management
                                                                   to offer above-average growth potential and
                                                                   whose earnings are likely to increase over
                                                                   time. Putnam VT Vista Fund is a series of the
                                                                   Putnam Variable Trust and is advised by
                                                                   Putnam Management.

WELLS FARGO ADVANTAGE VT          Long-term       Medium growth    Invests in equity securities of small-and
  DISCOVERY FUND(SM)                capital                        medium-capitalization companies that Wells
                                    appreci-                       Fargo believes offer favorable opportunities
                                    ation                          for growth. Wells fargo defines small-and
                                                                   medium-capitalization companies as those with
                                                                   market capitalizations in the Russell
                                                                   Midcap(R) Index. The Wells Fargo Advantage
                                                                   Discovery Fund is advised by Wells Capital
                                                                   Management.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


ARIEL FUND((R))(1)(2)             Long-term        Small value     The investment objective of the Ariel Fund is
                                    capital                        long-term capital appreciation. It seeks this
                                    growth                         objective through investing primarily in the
                                                                   stocks of companies with market
                                                                   capitalizations between $1 billion and $5
                                                                   billion. The Fund seeks to invest in quality
                                                                   companies in industries where Ariel has
                                                                   expertise and only buys when Ariel determines
                                                                   that these businesses are selling at
                                                                   excellent values. The Ariel Fund is advised
                                                                   by Ariel Capital Management, LLC.

ROYCE CAPITAL FUND SMALL-CAP      Long-term        Small value     Invests in small-cap companies using a
  PORTFOLIO                         capital                        disciplined value approach. The manager
                                    growth                         believes that investors in the Fund should
                                                                   have a long-term investment horizon of at
                                                                   least three-years. The Royce Capital Fund
                                                                   Small-Cap Portfolio is advised by Royce  &
                                                                   Associated, LLC.

WILSHIRE SMALL COMPANY VALUE      Long-term        Small value     Seeks to provide investment results of a
  PORTFOLIO (INVESTMENT             capital                        portfolio with publicly traded common stocks
  CLASS)(2)                         growth                         of companies in the small company value sub-
                                                                   category of the Wilshire 5000 Index. The
                                                                   Wilshire Mutual Funds are advised by Wilshire
                                                                   Associates Incorporated.

GOLDMAN SACHS VIT STRUCTURED      Long-term         Small core     The fund seeks long-term growth of capital.
  SMALL CAP EQUITY FUND             capital                        The fund seeks this objective through a
                                    growth                         broadly diversified portfolio of equity
                                                                   investments in U.S. issuers. The Goldman
                                                                   Sachs VIT structured Small Cap Equity Fund is
                                                                   a series of the Goldman Sachs Variable
                                                                   Insurance Trust and is advised by Goldman
                                                                   Sachs Asset Management, L.P.

NEUBERGER BERMAN GENESIS          Capital           Small core     Invests mainly in common stocks of small-
  FUND -- ADVISOR CLASS(2)          growth                         capitalization companies. The managers look
                                                                   for undervalued companies whose current
                                                                   product lines and balance sheets are strong.
                                                                   Neuberger Berman Genesis Fund -- Advisor
                                                                   Class is advised by Neuberger Berman
                                                                   Management Inc. and subadvised by Neuberger
                                                                   Berman, LLC.

ALLIANCEBERNSTEIN VARIABLE        Long-term        Small growth    The portfolio generally invests in a widely
  PRODUCTS SERIES FUND, INC.        capital                        diversified portfolio of equity securities
  SMALL CAP GROWTH PORTFOLIO        growth                         spread among many industries that offer the
                                                                   possibility of above-average earnings growth.
                                                                   Under normal circumstances, the Portfolio
                                                                   invests at least 80% of its net assets in
                                                                   equity securities of smaller companies. For
                                                                   these purposes "smaller companies" are those
                                                                   that, at the time of investment, fall within
                                                                   the lowest 20% of the total U.S. equity
                                                                   market capitalization. Normally, the
                                                                   Portfolio invests in about 100-125 companies.
                                                                   The AllianceBernstein VPS Small Cap Growth
                                                                   Portfolio is advised by AllianceBernstein
                                                                   L.P.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


DELAWARE VIP TREND                Long-term        Small growth    Invests primarily in stocks of small growth-
  SERIES -- SERVICE CLASS           capital                        oriented or emerging companies that, in the
                                    growth                         management team's view, are responsive to
                                                                   changes within the marketplace and have the
                                                                   fundamental characteristics to support
                                                                   continued growth. The Delaware VIP Trend
                                                                   Series is advised by Delaware Management
                                                                   Company, a series Delaware Management
                                                                   Business Trust, which is an indirectly
                                                                   wholly-owned subsidiary of Delaware
                                                                   Management Holdings, Inc.

WILSHIRE VIT SMALL CAP GROWTH     Long-term        Small growth    Invests in small cap equity securities (less
  FUND                              capital                        than $2.5 billion at the time of investment)
                                    growth                         considered to have earnings growth potential.
                                                                   The Wilshire VIT Funds are advised by
                                                                   Wilshire Associates Incorporated.

FIDELITY VIP OVERSEAS PORTFOLIO   Long-term       International    Invests at least 80% of total assets in
  SC2                               capital                        foreign securities. The fund normally invests
                                    growth                         primarily in common stocks. The Fidelity VIP
                                                                   Overseas Portfolio is a series of the
                                                                   Fidelity VIP Series and is advised by
                                                                   Fidelity Management & Research Co.

WILSHIRE VIT INTERNATIONAL        Long-term       International    Seeks long-term capital growth primarily
  EQUITY FUND                       capital                        through diversified holding of marketable
                                    growth                         foreign equity investments. Invests in the
                                                                   stock of large, well-managed, non-U.S.
                                                                   companies. The Wilshire VIT Funds are advised
                                                                   by Wilshire Associates Incorporated.

WILSHIRE VIT SOCIALLY             Long-term         Specialty      Fund pursues its objective through a
  RESPONSIBLE FUND                  capital                        diversified portfolio composed primarily of
                                    growth                         marketable equity securities that the
                                                                   subadviser determines are socially
                                                                   responsible. The Wilshire VIT Funds are
                                                                   advised by Wilshire Associates Incorporated.

COHEN & STEERS VIF REALTY FUND,   Current          Real estate     The Fund typically invests at least 80% of
  INC.                              income/-                       its total assets in real estate securities
                                    Capital                        such as real estate investment trusts
                                    appreci-                       (REITs). The Cohen & Steers VIF Realty Fund
                                    ation                          is advised by Cohen & Steers Capital
                                                                   Management, Inc.

FIDELITY VIP HIGH INCOME          High                 Bond        Invests in income-producing debt securities,
  PORTFOLIO SC2                     current                        preferred stocks and convertible securities,
                                    income/-                       with an emphasis on low-quality debt
                                    Capital                        securities. The Fidelity VIP High Income
                                    growth                         Portfolio is a series of the Fidelity VIP
                                                                   Series and is advised by Fidelity Management
                                                                   & Research Co.

                                                                                INVESTMENT STRATEGY
              NAME                 OBJECTIVE     INVESTMENT TYPE                    AND ADVISER
              ----                 ---------     ---------------                -------------------


FIDELITY VIP INVESTMENT GRADE     Current              Bond        Invests in U.S. dollar-denominated
  BOND PORTFOLIO SC2                income                         investment-grade bonds. The fund invests
                                                                   across different market sectors and
                                                                   maturities. The Fidelity VIP Investment Grade
                                                                   Bond Portfolio is a series of the Fidelity
                                                                   VIP Series and is advised by Fidelity
                                                                   Management & Research Co.

WILSHIRE VIT INCOME FUND          Current              Bond        Seeks to achieve a long-term total rate of
                                    income                         return in excess of U.S. bond market over a
                                                                   full-market cycle. The Wilshire VIT Funds are
                                                                   advised by Wilshire Associates Incorporated.

WILSHIRE VIT SHORT-TERM           Current              Bond        Seeks to realize maximum current income to
  INVESTMENT FUND                   income/-                       the extent consistent with liquidity.
                                    Preserv-                       Preservation of principal is a secondary
                                    ation of                       objective. The Wilshire VIT Funds are advised
                                    capital                        by Wilshire Associates Incorporated

WILSHIRE VIT BALANCED FUND(3)     Capital            Balanced      Seeks to realize a high, long-term total rate
                                    growth/-                       of return consistent with prudent investment
                                    Current                        risks. The Wilshire VIT Funds are advised by
                                    income                         Wilshire Associates Incorporated.

T. ROWE PRICE PRIME RESERVE       Current          Money Market    The fund invests in high-quality, short-term
  PORTFOLIO                         income/-                       securities with maturities of 13 months or
                                    Preserv-                       less. The T. Rowe Price Prime Reserve
                                    ation of                       Portfolio is advised by T. Rowe Price
                                    capital                        Associates.



(1) These Subaccounts are not available as Variable Investment Options in a 457(b) Contract.

(2) These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

(3) Each of these Underlying Funds is considered a "fund of funds." This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

     The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.

     The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

     SELECTION OF UNDERLYING FUNDS. We select the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and lenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Underlying Fund. Its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see "Payments We Receive.") We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the Plan Sponsor, that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable Account Value resulting from the performance of the Underlying Funds You have chosen.

     PAYMENTS WE RECEIVE. As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We receive generally is based on a percentage of assets of the Underlying Fund attributable to the Group Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%. These payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Certificates, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying funds. We and Our affiliates may profit from these payments.

     ADDITION, DELETION, OR SUBSTITUTION OF UNDERLYING FUNDS. We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the SEC and any state governmental agency, to the extent required by the 1940 Act or other applicable law.

     We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

VOTING RIGHTS

     We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

     Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

     We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

THE CONTRACT

CONTRACT OWNERS' RIGHTS

     The Contract will be issued as a retirement plan on a qualified basis as defined in the IRC or as a Non-Qualified Contract. Annuity contracts and Qualified Plans are subject to certain tax restrictions. See "Tax Consequences."

     To participate in a Qualified Plan, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

     Unless otherwise provided by law, and subject to the terms of any governing plan or trust, or to the rights of any irrevocable beneficiary, the Contract Owner may exercise all privileges of ownership, as defined in the Contract. These privileges include the right during the period specified in the Contract to change the beneficiary, and to agree to a modification of the Contract terms. No designation or change in designation of a beneficiary will take effect unless We receive written request therefore at our Home Office. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received.

PURCHASING THE CONTRACT

     To purchase a Contract, You must complete an application bearing all requested signatures and a properly endorsed suitability questionnaire. For a Contract issued pursuant to Section 403(b) of the IRC, the applicant must sign an acknowledgment of the IRC restrictions on withdrawals applicable to such contracts. For a traditional IRA, Roth IRA, SIMPLE or a Contract issued under a SEP plan, the applicant must acknowledge receipt of the IRA disclosure form. For a 457(b) Contract and 401(a) Contract the employer purchases the Contract on behalf of the employee. The employee will be required to complete an application and suitability form. The employee must also acknowledge receipt of the 457(b) disclosure form.

     Applications are to be sent along with Your premium payment, to Our Home Office. If Your application is complete and Your initial premium payment has been received at Our Home Office, We will issue Your Contract within two business days of its receipt, and credit Your initial Net Premium to Your Contract. We deem receipt to occur on a Valuation Date if We receive Your properly completed application and premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

     If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. The initial premium payment will be held in a suspense account, without interest, for a period not exceeding five business days. If the necessary information is not received within these five business days HMLIC will return the initial premium payment, unless otherwise directed by the applicant.

     We generally will not issue You a Contract if the Annuitant is older than age 85 on the date the Contract would take effect. Under certain circumstances, however, We may issue Contracts above this maximum issue age.

     Although We do not anticipate delays in Our receipt and processing of applications or premium payment requests, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

CANCELING THE CONTRACT

     Subject to state insurance laws, You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this "free look period." HMLIC will refund the greater of: (1) the premium payments made for the Contract, less any withdrawals and any outstanding loan balance; or
(2) the Account Value minus any applicable premium bonus as of the date the returned Contract was received. We will pay the refund within 10 calendar days after we receive the Contract. Upon return of the Contract, it will be deemed void.

PREMIUM PAYMENTS

     AMOUNT AND FREQUENCY OF PREMIUM PAYMENTS -- Net Premium payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum purchase payment for the Contract is $25 per month or $300 per year. HMLIC offers a 2% premium bonus under Contracts to which the premium bonus rider applies. The Surrender Charge period is 9 years for Contracts with that rider. There is no additional charge for the rider.

     The IRC limits the amounts which may be contributed to Qualified Plans. See "Tax Consequences -- Contract Owners -- Contribution Limitations and General Requirements Applicable to Qualified Plans."

     ALLOCATION OF NET PREMIUMS -- When You complete Your application, You will give Us instructions on how to allocate Your Net Premium payments among the fixed account and/or the available Subaccounts. The amount You direct to a particular Subaccount or to the fixed account must be in whole number percentages from 1% to 100% of the Net Premium payment. If You make additional premium payments, We will allocate the Net Premiums in the same manner as Your initial Net Premium payment. The minimum Net Premium payment amount allocated to any Subaccount or the fixed account in any given Contract Year must equal or exceed $100. A request to change the allocation of premium payments will be effective on the first Valuation Date following receipt of the request by HMLIC's Home Office unless a future date is requested. The Contract Owner may request a change of allocation at any time.

     ACCUMULATION UNITS AND ACCUMULATION UNIT VALUE -- Net Premiums allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

     Accumulation Units are valued on each Valuation Date. If We receive Your premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Day. If We receive Your premium payment at or after 3:00 p.m. Central Time (or at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

     The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

     - the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;

     - plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;

     - minus the dollar amount of the mortality and expense risk fee and applicable rider charges we deduct for each day in the Valuation Period;

     - divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

TRANSACTIONS

     TRANSFERS -- Subject to certain restrictions, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, at any time before the Annuity Date. We reserve the right to limit transfers from the fixed account to the Subaccounts before the Annuity Date as follows:

     - No more than 25% of the Fixed Account Value can be transferred to one or more Subaccounts during a 365 day period.

     - Any request to transfer the total Fixed Account Value to one or more Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year before the final transfer.

     We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if in Our opinion We determine the Contract Owner to be using the Contract for the purposes of market timing or for any other purpose that We, in our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the "Market Timing" section below.

     You may transfer value from one existing Investment Option into as many as 10 other Investment Options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

     A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Our Home Office, by sending a telefacsimile (FAX) transmission request to (217) 527-2307, by telephoning (217) 789-2500 or (800) 999-1030 (toll-free), or by accessing Our website at www.horacemann.com and looking in the "Account Access" section. CAUTION:
Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider's, Your agent's, or Our's, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make your transaction request in writing to Our Home Office. You also should protect Your PIN, because self-service options will be available to anyone who provides Your PIN. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

     Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage, or the number of Accumulation Units to be transferred. The request also must specify the Subaccounts from which and to which the transfer is to be made. Transfers are effective on the first Valuation Date following receipt of the request (in a form acceptable to Us) at Our Home Office unless a future date is requested. See "Other Information -- Forms Availability."

     DOLLAR COST AVERAGING -- Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between Investment Options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. You may transfer value from one Investment Option into as many as 10 other Investment Options. You may request dollar cost averaging by the same means as described above for transfers. This option is only available before the Annuity Date.

     The transfers will begin on the first Valuation Date following receipt of the request in HMLIC's Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC's Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307 or by accessing Our website at www.horacemann.com and looking in the "Account Access" section.

     Because the values of the Subaccounts from which the transfers may occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

     All requests must identify the Contract Owner's name and Contract number, specify the Investment Options to be utilized and the amounts to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or company website.

     REBALANCING -- Rebalancing is the periodic adjusting of Investment Option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your Account Value either once or on a periodic basis.

     For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may rebalance Your Account Value into as many as 10 Investment Options. You may request rebalancing by the same means as described above for transfers.

     Rebalancing will begin on the first Valuation Date following receipt of the request in Our Home Office. For periodic rebalancing requests, subsequent rebalancing of Your Account Value will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your Account Value will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify Our Home Office either in writing, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to
(217) 527-2307, or by accessing Our website at www.horacemann.com and looking in the "Account Access" section.

     All requests must identify the Contract Owner's name and Contract number, specify the Investment Options to be utilized and the amount to be taken from each, and include proper authorization, such as a signature on a form or validating information if using the telephone or Our website.

     CHANGES TO PREMIUM ALLOCATIONS -- A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling
(800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (217) 527-2307, or by accessing Our website at www.horacemann.com and looking in the "Account Access" section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner or, for telephone and website transactions, accompanied by validating information, (2) include the Contract Owner's name and Contract number, and (3) specify the new allocation percentage for the fixed account and/or for each Subaccount (in whole percentages). Allocations made to the fixed account or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum Net Premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request by Our Home Office. See "Other Information -- Forms Availability."

     MARKET TIMING -- The Contract and the Subaccounts are not designed for 'market timing' through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the fixed account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds' investment strategies, with potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to Underlying Fund shareholders, generally and Contract Owners and their Contract performance, more specifically.


     If HMLIC determines, in its sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, it will take action to protect the other Contract Owners and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that we believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to dollar cost averaging or rebalancing when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect ) on shares held for a relatively short period of time. Such action will include requiring future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a finite period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.


     The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by others to avoid detection. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

     The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC's policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

     Contract Owners should be aware that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

     SURRENDER OR WITHDRAWAL BEFORE COMMENCEMENT OF ANNUITY PERIOD -- Account Value may only be withdrawn from 403(b) Contracts, 457(b) Contracts and certain 401(a) contracts under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, You may surrender the Contract or withdraw part of Your Account Value for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum and may not reduce the Contract Owner's interest in a Subaccount to less than $100.

     The surrender or partial withdrawal of Variable Account Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a valid request for surrender or partial withdrawal in Our Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include penalty taxes resulting from premature distribution. (See "Tax Consequences.")

     A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, written request to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A partial withdrawal or surrender request must be in a form acceptable to HMLIC; telefacsimile (FAX) transmissions of the request will be accepted only if the request is sent to
(217) 527-2307 and the proceeds are sent to the Contract Owner. Telefacsimile
(FAX) transmissions of the request will not be accepted if the proceeds are NOT sent to the Contract Owner. See "Tax Consequences" and "Other
Information -- Forms Availability."

     Withdrawals and surrenders will be processed either on a date specified by You in a request, provided the date specified occurs on or after receipt of the request at Our Home Office, or at the next computed value following receipt of a valid request at Our Home Office.

     For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will hold Your request until We have acquired confirmation of the correct address. Upon receipt of Your confirmation of the address, We will consider the surrender or withdrawal request to be received in good form.

     Surrenders and withdrawals from the fixed account and any Subaccount are subject to the Surrender Charges shown below. There are 2 Surrender Charge periods available under this contract. Both are shown below. The charges applicable to Your Contract will depend on how You completed the application and are printed on Your Contract data pages.


  Surrender Charges     Surrender Charge %
During Contract Year    9 Year      5 Year
--------------------    ------      ------


          1              8.0%        8.0%
          2              7.5%        7.5%
          3              7.0%        7.0%
          4              6.0%        6.0%
          5              5.0%        5.0%
          6              4.0%        0.0%
          7              3.0%        0.0%
          8              2.0%        0.0%
          9              1.0%        0.0%
     Thereafter          0.0%        0.0%


     Surrender Charges are applied to surrenders and withdrawals based on the effective date of the Contract and not on the date the premium payment is made.

     The applicable withdrawal charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a surrender charge of $3000 x 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any surrender charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, we would need to withdraw $3,125 from your account, raising the surrender charge to $3,125 x 4% = $125 with the balance of $3,000 paid to You.

     The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Your total Net Premium payments to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner's Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the

Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

     If premium taxes are deducted before surrender or withdrawal, any reduction of HMLIC's premium tax liability resulting from the surrender or withdrawal will be to HMLIC's benefit.

     If You request a withdrawal for hardship purposes from Your 403(b) Contract or from Your employer's 401(k) plan using the safe harbor regulations of the IRC, You may be suspended from making contributions to all other plans of Your employer for six months (or an additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period is completed, You may resume making contributions.

     PAYMENTS WE MAKE -- HMLIC ordinarily completes a transaction within seven calendar days after receipt of a proper request to transfer, surrender, partially withdraw or commence Annuity Payments. The value of a Contract is determined as of the Valuation Date on which a valid transaction request is received. However, determination of Account Value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings, or during which trading on the NYSE is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account.

     We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest on any payment deferred for 30 days or more at the applicable interest rate.

     If You have submitted a check or draft to Our Home Office, We have the right to defer payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

     If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner's account to governmental regulators.

     CONFIRMATIONS -- HMLIC mails written confirmations of premium payments to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, withdrawals and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

     If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning (217) 789-2500 or (800) 999-
1030 (toll free).

DEDUCTIONS AND EXPENSES

     We make certain charges and deductions under the Contract. These charges and deductions compensate Us for: services and benefits We provide; costs and expenses We incur; and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

SERVICES AND BENEFITS WE PROVIDE

     -  the death benefit, and cash benefits under the Contract
     -  Investment Options, including Net Premium allocations
     -  administration of elective options
     -  the distribution of reports to Contract Owners
     -  Annuity Payment options

COSTS AND EXPENSES WE INCUR:

     - costs associated with processing applications and with issuing and administering the Contract
     - overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
     - other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium, and other taxes and fees

RISKS WE ASSUME:

     - that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

WAIVER, REDUCTION OR ELIMINATION OF DEDUCTIONS AND EXPENSES

     We may reduce, waive or eliminate any of the deductions or expenses for Contracts sold under a particular Qualified Plan. Any such reduction will reflect the differences we expect in distribution costs or services meant to be defrayed by such charges. Factors we consider for a reduction, waiver or elimination of deductions or expenses include, but are not limited to, the following:

     -  The number of participants under the Qualified Plan;
     -  The type and nature of the Qualified Plan;
     -  The expected level of assets and/or cash flow under the Qualified Plan;
     -  Our agents' involvement in sales activities;
     -  Our sales-related expenses;
     -  Distribution provisions under the Qualified Plan;

     - The Qualified Plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;
     - The level of employer involvement in determining eligibility for distributions under the Contract; and
     -  Our assessment of financial risk to Us relating to withdrawals.

     We will not reduce, waive or eliminate any deduction or expense in a manner that is unfairly discriminatory against any person.

     We may also apply different deduction and expense provisions in Contracts issued to employees or members of certain employer groups or associations which have negotiated the Contract terms on behalf of their employees or members. We will offer any resulting deduction or expense uniformly to all employees or members in the group.

     PREMIUM TAXES -- Certain state and local governments levy a premium tax, currently between 0 and 3.5%, on the amount of premium payments made under this Contract. We will deduct any premium taxes relating to this contract from the premium or from the Annuitized Value, when applicable. The amount of such premium taxes, if any, and the time of deduction of those taxes will be determined by the Contract Owner's current place of residence.

     SURRENDER CHARGES -- If You make a withdrawal or surrender under the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract.

     Withdrawals may not be made from 403(b), 457(b), and certain Section 401(a) Contracts, except under certain circumstances. (See "Tax Consequences.") However, if not restricted by the IRC or applicable retirement plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw a portion of the Account Value for cash before Annuity Payments begin.

     HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. For further information regarding surrender or withdrawals see "The Contract-Transactions-Surrender or Withdrawal Before Commencement of Annuity Period."

     ANNUAL MAINTENANCE FEE -- We will deduct an annual maintenance fee of no more than $25 from each Contract on the Contract anniversary date. This fee will be waived if the Account Value equals or exceeds $25,000 at the time the fee is assessed. We will deduct a proportionate amount of the annual maintenance fee upon the surrender of this Contract.

     The annual maintenance fee ceases when Annuity Payments begin. The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. We do not expect to profit from such fee and assume the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

     MORTALITY AND EXPENSE RISK FEE ("M&E FEE") -- For assuming mortality and expense risk, We apply an asset charge to the Subaccounts. This fee may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, We reserve the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

     CHARGES FOR OPTIONAL RIDERS -- GUARANTEED MINIMUM DEATH BENEFIT
RIDER -- ANNUAL STEP-UP -- The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elect this rider each will pay 0.20% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

     GUARANTEED MINIMUM DEATH BENEFIT RIDER -- 5% ACCUMULATION -- The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge. Contract Owners who elect this rider each will pay 0.30% of the Variable Account Value on an annual basis*. The charge for this rider will continue until the Contract is terminated or You annuitize the Account Value.

     *If You purchase both the Guaranteed Minimum Death Benefit Rider-Annual Step-up and the Guaranteed Minimum Death Benefit Rider-5% Accumulation at Contract issue, then, for the life of Your Contract, the total annual charge for both riders will be 0.40% of the average Variable Account Value.

     PREMIUM BONUS RIDER -- This option provides for a credit equal to two percent (2%) of Net Premium We receive at Our Home Office during the first Contract Year. Electing this option will result in the surrender charge period being increased from 5 to 9 years in length. Electing this option will not cause the mortality and expense risk fee to increase, nor will it increase surrender charges during the Contract's first five years. However, during years 6-9 of the surrender charge period, the amount of the premium bonus may be more than offset by the surrender charges associated with the bonus. We may use any proceeds from surrender charges associated with the bonus to recoup the amount of any premium bonus paid.

     OPERATING EXPENSES OF THE UNDERLYING FUNDS -- The deductions from and expenses paid out of the assets of the Underlying Funds are described in each Underlying Fund's prospectus.

DEATH BENEFIT

DEATH BENEFIT PROCEEDS

     If a Contract Owner dies (or the sole Annuitant dies and the sole Contract Owner is not a natural person) before the Annuity Date and while the Contract is in force, We will pay a death benefit to the beneficiary designated by the Contract Owner. The death benefit is determined for each beneficiary as of the date Proof of Death is received by HMLIC from such beneficiary. Proof of Death includes a certified death certificate or other satisfactory evidence of death, a completed claimant's statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us.

     The beneficiary will receive the greatest of:

     1.  the Account Value; or

     2. the Net Premium paid, less an adjustment for any withdrawals and an adjustment for any outstanding loan balance, or

     3.  the death benefit provided in any rider attached to the Contract.

     At the option of the beneficiary, We will pay all or part of the death benefit proceeds to the beneficiary under one of the Annuity Payment options described under "Annuity Payments -- Annuity Payment Options." If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to a payee designated by the beneficiary or, if no subsequent payee has been designated, to the beneficiary's estate.

GUARANTEED MINIMUM DEATH BENEFIT RIDERS

     In addition to the standard death benefit included in the Contract, the Contract Owner may add the optional death benefits described below for an additional cost. These riders may not be available in all states.

     GUARANTEED MINIMUM DEATH BENEFIT -- ANNUAL STEP-UP -- The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge.

DEATH BENEFIT UNDER THIS RIDER

     Before the Annuity Date, the death benefit is equal to the greatest of:

     1.  the death benefit as described in the Contract; or

     2.  the death benefit provided in any other rider attached to the Contract;
         or

     3. the Step-Up Death Benefit described in the Guaranteed Minimum Death Benefit Step-Up Rider.

STEP-UP DEATH BENEFIT

     The Step-Up Death Benefit is based on a series of calculations of Step-Up Anniversary Value. The Step-Up Death Benefit is equal to the greatest Step-Up Anniversary Value attained from this series of calculations, adjusted by any outstanding loan balance as set forth below.

     HMLIC calculates the Step-Up Anniversary Value for every Contract Anniversary before the oldest Contract Owner's attainment of age 81, including the Contract Anniversary immediately following the oldest Contract Owner's attainment of age 80, or when HMLIC receives Proof of Death, whichever is earlier.

     For Contracts with a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the "Total Accumulation Value" (as defined in the loan endorsement) as of that Contract anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. The Step-Up Death Benefit will be adjusted by any outstanding loan balance at the time HMLIC receives Proof of Death of any Contract Owner or the sole Annuitant if the sole Contract Owner is not a natural person. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the "Total Accumulation Value" immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. For Contracts without a loan endorsement, the Step-Up Anniversary Value for a given Contract Anniversary is equal to the Account Value as of that Contract Anniversary increased by any subsequent Net Premium received, and decreased by any adjustments for any subsequent withdrawals. We will determine any adjustment for any subsequent withdrawal by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Step-Up Anniversary Value immediately before the withdrawal. We will calculate the Death Benefit when We receive Proof of Death of any Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

RIDER CHARGE

     Any charge for this rider is guaranteed not to increase after this rider has been issued.

     We will deduct any Variable Account charge for this Rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

RIDER RESTRICTIONS

     We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.

TERMINATION OF THIS RIDER

     This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:

     a. when the Contract Owner applies the Annuitized Value to an annuity option under the Contract; or

     b. the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

     GUARANTEED MINIMUM DEATH BENEFIT -- 5% ACCUMULATION -- The Contract Owner may elect this optional death benefit at the time of Contract issue for an additional charge.

DEATH BENEFIT UNDER THIS RIDER

     Before the Annuity Date, the death benefit is equal to the greatest of:

     1.  the death benefit as described in the Contract; or

     2.  the death benefit provided in any other rider attached to the Contract;
         or

     3. the Accumulation Death Benefit described in the Guaranteed Minimum Death Benefit-Accumulation Rider.

ACCUMULATION DEATH BENEFIT

     This rider provides an Accumulation Death Benefit as follows:

     On the Issue Date, the Accumulation Death Benefit is equal to the initial Net Premium received. The Accumulation Death Benefit is increased by any subsequent Net Premium received, decreased by any adjustments for withdrawals, and is accumulated at the following interest rates:

     1. 5 percent before or upon the Contract Anniversary immediately following the oldest Contract Owner's attainment of age 80 depending on the option elected by the Contract Owner at the time of issue.

     2.  0 percent thereafter.

     For Contracts without a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Account Value immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.

     For Contracts with a loan endorsement, an adjustment for any withdrawal is determined by dividing the withdrawal amount by the Total Accumulation Value (as defined in the loan endorsement) immediately before the withdrawal and multiplying the resulting fraction by the Accumulation Death Benefit immediately before the withdrawal.

     We will calculate the death benefit when We receive Proof of Death of any Contract Owner or the sole Annuitant, if the sole Contract Owner is not a natural person. We also will adjust the Accumulation Death Benefit by any outstanding loan balance at that time.

MAXIMUM ACCUMULATION DEATH BENEFIT VALUE

     The amount of the Accumulation Death Benefit shall not exceed an amount equal to 200 percent of Net Premium, less any adjustments for withdrawals, and less an adjustment for any outstanding loan balance as of the date We receive Proof of Death.

RIDER CHARGE

     Any charge for this rider is guaranteed not to increase after the rider has been issued.

     We will deduct any Variable Account charge for this Rider from Your Variable Account Value and any Fixed Account charge from Your Fixed Account Value.

RIDER RESTRICTIONS

     We reserve the right to restrict allocations or transfers to the fixed account or any of the Subaccounts.

TERMINATION OF THIS RIDER

     This rider cannot be terminated by the Contract Owner after the Issue Date. This rider terminates upon the earliest of:

     a. when the Contract Owner applies the Annuitized Value to an annuity option; or

     b. the date the Contract terminates as a result of surrender of the Contract or death of the Contract Owner (or the sole Annuitant, if the sole Contract Owner is not a natural person).

ANNUITY PAYMENTS

     Qualified Plans often place certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Plans (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. (See "Tax Consequences -- Taxation of Contract Benefits.")

     The Contract provides for fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments You must submit a properly completed request form to Our Home Office. If We do not receive Your written election of an Annuity Payment option at Our Home Office at least 30 days before the anticipated Annuity Date, the Annuity Payment option will be the Life Annuity with Payments Guaranteed for 10 Years which is payable on a Variable basis for any value in a Subaccount.

     We will process the request so that the Annuity Payments begin as of the first of the month following the month of receipt of Your request unless a later date is requested and approved by HMLIC. If You elect a fixed payment option, We will transfer Your Variable Account Value to the fixed account on the date Your request is received in Our Home Office. In addition, if You elect a Variable payment option, We will transfer Your Fixed Account Value to the Variable Account on the date we receive Your request in Our Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Variable Account, depending on the type of payment option elected. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to withhold for federal and state income taxes. (See "Other Information -- Forms Availability" and "Tax Consequences.")

     In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level, except in the case of certain joint and survivor Annuity Payment options, and are paid in monthly, quarterly, semiannual, and annual installments. Variable Annuity Payments will vary in amount and are paid only on a monthly basis. If the Annuitized Value to be applied under any one fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments less than $20 per month at the Annuity Date, then the Contract value may be paid in a lump sum.

ANNUITY PAYMENT OPTIONS

     The following Annuity Payment options are available on a Variable basis unless otherwise stated.

     LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR LIFE ONLY, 10, 15, OR 20 YEARS
-- Annuity Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the number of guaranteed payments selected, and the age and sex of the Annuitant on the Annuity Date. Payments for this Annuity Payment option will continue as long as the Annuitant lives, or until all guaranteed payments have been made, whichever is later.

     Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.

     If the Annuitant dies before all guaranteed Annuity Payments have been made, the remaining guaranteed Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

     After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

     PAYMENTS FOR A SPECIFIED PERIOD -- Annuity Payments are made to the Contract Owner beginning with the Annuity Date and continue for the specified period of time as elected. The specified period can be as short as five years or as long as 30 years, so long as the payments extend beyond the Surrender Charge period. This option is available on a fixed payment basis only.

     Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC. If the Contract Owner dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled.

     If the Annuitant dies before all Annuity Payments have been made, the remaining Annuity Payments will be paid to the Contract Owner, if living, otherwise to the Beneficiary(ies) as scheduled.

     After the Annuity Date, the Contract Owner may change this Annuity Payment option, or withdraw a portion of or surrender the Annuitized Value applied to this option. Any change or withdrawal the Contract Owner makes may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. If the Contract Owner surrenders the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.

     JOINT AND SURVIVOR ANNUITY -- Payments are made to the Contract Owner beginning with the Annuity Date. The Annuity Payments will be based upon the specific survivor option selected, and the age and sex of the two Annuitants on the Annuity Date.

     The available survivor options are to pay during the lifetime of the survivor (1) 50 percent, (2) two-thirds, or (3) 100 percent of the Annuity Payments paid (or the number of Annuity Units) while both Annuitants were living. Upon the death of one Annuitant, the selected survivor option percentage will be applied to determine the remaining payments during the lifetime of the survivor. Upon the death of the survivor, Annuity Payments cease. If the Contract Owner dies while at least one Annuitant is living, the remaining Annuity Payments will be paid to the Beneficiary(ies) as scheduled. After the Annuity Date, this Annuity Payment option cannot be changed and withdrawals cannot be made.

OTHER PAYOUT OPTIONS

     If the Contract Owner does not wish to elect one or more of the Annuity Payment options described above, the Contract Owner may:

     a. receive the proceeds in a lump sum less any applicable Surrender Charges, or

     b. leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), see "Required Minimum Distributions," or

     c.  elect any other payout option that HMLIC makes available.

AMOUNT OF FIXED AND VARIABLE ANNUITY PAYMENTS

     The Annuitized Value will be applied to purchase the Annuity Payment option You select. The Annuitized Value applied to purchase Variable Annuity Payments will be allocated to the Subaccount(s) as the Contract Owner instructs. Not all Subaccount(s) may be available for Annuity Payments. The first monthly annuity payment purchased per $1,000 applied to each Subaccount under a Variable Annuity Payment option will be the same amount as the initial monthly Annuity Payment purchased per $1,000 applied to the corresponding fixed annuity option.

     FIXED ANNUITY PAYMENTS -- Except in the case of certain joint and survivor Annuity Payment options, the amount of each fixed Annuity Payment will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

     VARIABLE ANNUITY PAYMENTS -- If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend upon: (1) Your Annuitized Value that is applied to purchase Variable Annuity Payments on the Annuity Date, less any deductions We make for premium taxes; (2) the assumed interest rate for the Contract (here, 2%); and (3) the performance of the Variable Investment Options You selected. The amount of the first monthly Variable Annuity Payment will vary with the form of Annuity Payment option selected and the age(s) of the Annuitant(s).

     The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor Annuity Payment option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

     The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

ANNUITY UNIT VALUE


     The Annuity Unit Value for the Wilshire VIT Equity Fund, Wilshire VIT Balanced Fund and Wilshire VIT Income Fund Subaccounts was set at $10.00 as of the date amounts first were allocated to provide Annuity Payments. The Annuity Unit Value for the Wilshire VIT Short-Term Investment Fund was established at $10.00 on July 1, 2004. The Annuity Unit Value for the T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund and Wilshire Variable Insurance Trust 2045 Moderate Fund was established on May 1, 2006. The Annuity Unit Value for all other Subaccounts was established at $10.00 on March 1, 2005.


     - The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when Annuity Payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing (1) the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by (2) the net asset value of a share of the Underlying Fund on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

     - If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

MISSTATEMENT OF AGE OR SEX

     If any age or sex has been misstated, We will pay annuity payments in the amount which would have been paid at the correct age and sex. We will deduct any overpayments We have made, including interest, from future payments. We will pay any under payments, including interest, in a lump sum to the Contract Owner if living, otherwise to the beneficiary(ies). The interest rate will be equal to the guaranteed interest rate after the Annuity Date, as indicated on the Annuity Data pages of the Contract. We may pay interest in excess of the guaranteed amount. This interest may vary from time to time and is not guaranteed.

TAX CONSEQUENCES

     The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts and Qualified Plans are extremely complex, often difficult to comprehend and may be changed at any time. The discussion does not address special rules, prior tax laws, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences. In addition, a Contract Owner or a prospective Contract Owner considering adoption of or purchase of an annuity contract for a Qualified Plan should understand that purchasing the Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage beyond that already available through the Qualified Plan.




     SEPARATE ACCOUNT -- The operations of the Separate Account form part of the operations of HMLIC; however, the Internal Revenue Code (IRC) provides that no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made.





     OWNER CONTROL -- In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets.


GENERAL REQUIREMENTS

     Net Purchase Payments and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC.

     WITHDRAWALS -- When a withdrawal from a Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Total Accumulation Value immediately before the distribution over the Contract Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender, the amount received generally will be taxable only to the extent it exceeds the Contract Owner's investment in the Contract.

     PREMATURE DISTRIBUTION TAX -- In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to ten percent of the amount treated as income. In general, however, there is no penalty tax on distributions:

     -  made on or after the taxpayer reaches age 59 1/2;
     -  made on or after the death of a Contract Owner;
     -  attributable to the taxpayer becoming disabled; or
     - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax adviser with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS -- Although tax consequences may vary depending on the payout option elected under an annuity Contract, a portion of each Annuity Payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow You to recover Your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments start. Once Your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

     NON-NATURAL PERSON -- If a non-natural person (e.g., a corporation or a trust) owns a Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Contract Owner that is not a natural person should discuss these with a tax adviser.

     REQUIRED DISTRIBUTIONS -- Under IRC Section 72(s), a Contract will not be treated as an annuity Contract for federal income tax purposes if it does not contain certain provisions specifying how any Contract Owner's interest in the Contract will be distributed in the event of the death of that Contract Owner. Specifically, Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of a Contract Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

     The Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     TAXATION OF DEATH BENEFIT PROCEEDS -- Amounts may be distributed from a Contract because of Your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

     TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT -- A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. A Contract Owner contemplating any such transaction, should consult a tax advisor as to the tax consequences.

     WITHHOLDING -- Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.


MULTIPLE CONTRACTS




     All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner's income when a taxable distribution occurs.


FEDERAL ESTATE TAXES




     While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

GENERATION-SKIPPING TRANSFER TAX

     Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. Regulations issued under the IRC may require us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.


ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS




     The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser's country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.


FOREIGN TAX CREDITS




     We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal tax law.

TAXATION OF QUALIFIED PLANS

     Qualified Plans have additional tax consequences. The tax rules applicable to participants in a Qualified Plan (as defined in this prospectus) vary according to the type of plan and according to the terms and conditions of the specific plan. The information provided here regarding the tax consequences of Qualified Plans is intended to be only general in nature. You should consult with Your tax adviser for the application of these rules to Your specific facts before purchasing an annuity Contract for a Qualified Plan. Purchasing an annuity Contract as an investment vehicle for a Qualified Plan does not provide any additional tax advantage to that already available through the Qualified Plan.


CONTRIBUTION LIMITATIONS AND GENERAL REQUIREMENTS APPLICABLE TO QUALIFIED PLANS




     Contributions under Qualified Plans may be either excludable from income if made through a salary reduction agreement or deductible from gross income with the exception of Roth IRAs. Salary reduction contributions are subject to limitations imposed by the IRC. Any contributions allowed to be made by the employer other than through salary reduction agreements are generally subject to additional limitations and are not discussed here. Further, contributions and investment earnings credited to the Contract Owner's account are generally not taxable until such amounts are distributed as defined by the IRC.

     SECTION 403(B) TAX-DEFERRED ANNUITY -- A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $15,500 in 2007 or 100% of income. Additional catch-up amounts, $5,000 in 2007, may be contributed if the Contract Owner is age 50 or older. An additional special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. Employer contributions are allowed with additional limitations under the Qualified Plan rules. Contributions may be subject to FICA (Social Security) tax. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions from Section 403(b) annuities generally cannot be made until the Annuitant attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan or transfer to another Section 403(b) annuity Contract. Section 403(b) annuities are subject to the required minimum distribution rules.

     SECTION 408 TRADITIONAL IRA -- Annual contributions (other than rollover contributions) to a traditional IRA are limited to $4,000 in 2007 for both an individual and the spouse. Additional catch-up contributions, $1,000 in 2007, may be made if the Contract Owner is age 50 or older. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual's compensation, coverage under a retirement plan and marital status. For 2007, if the owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income ("AGI") is between $52,000 and $62,000 for single filers and between $83,000 and $103,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the owner is not an active participant in a Qualified Plan but the owner's spouse is, the deduction phases out when AGI is between $156,000 and $166,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA. Traditional IRAs are subject to required minimum distribution rules.

     SIMPLIFIED EMPLOYEE PENSION (SEP) -- If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $15,500 in 2007. The additional catch-up amount if the individual is age 50 or older also applies, $5,000 in 2007. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

     SAVINGS INCENTIVE MATCH PLAN FOR EMPLOYEES (SIMPLE IRA) -- If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $10,500 for 2007 (indexed for inflation after 2007). As with traditional IRAs, additional contributions are allowed for individual's age 50 and older, $2,500 for 2007. Employer contributions are also required and are coordinated with other Qualified Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as those for traditional IRAs.

     ROTH IRAS -- Annual contributions to a Roth IRA are limited to $4,000 for 2007 for both the individual and the spouse. An additional catch-up contribution is allowed if the individual is age 50 or older, $1,000 for 2007. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner's income and marital status. The annual contribution maximum is phased out when AGI is between $99,000 and $114,000 for single taxpayers and those taxpayers filing Head of Household, between $156,000 and $166,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separate. Both the maximum annual contribution and additional amount if You are age 50 or older are indexed for inflation after 2007. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) can generally be rolled over or converted to a Roth IRA if the Contract Owner's AGI is $100,000 or less and the Contract Owner is not married and filing a separate return. However, the converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs. If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

     SECTION 457(B) ELIGIBLE GOVERNMENTAL PLAN -- A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $15,500 for 2007 or 100% of includable compensation. Additional catch-up amounts may be contributed if the Contract Owner is age 50 or older, $5,000 for 2007. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation after 2007. A special catch-up contribution is allowed in the last three years of employment before attaining normal retirement age. Contributions and earnings are not included in the Annuitant's income until distributed. Distributions are not generally allowed until the employee reaches age 70 1/2 except for severance from employment or for an unforeseeable emergency or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

     SECTION 401 -- Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis.

     ROLLOVERS/TRANSFERS -- A rollover (or direct rollover) is a tax-free distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan. A trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one retirement plan to a similar retirement plan and does not involve a distribution. Distributions that are properly rolled over and transfers are not includable in income until they are ultimately paid out of the Contract. For a Section 403(b) annuity only amounts eligible for distribution can be rolled over. However, amounts may be transferred between tax-deferred annuities if the requirements of applicable IRS guidance are met.

     Amounts under a Section 401 plan can be rolled over to another Section 401 plan, a traditional IRA, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).

     Amounts under a traditional IRA can be rolled over to another traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting), although non-deductible contributions in a traditional IRA can only be rolled over into another IRA.

     Amounts under a Section 403(b) tax-deferred annuity can be rolled over or transferred to a traditional IRA, a Section 401 plan, a Section 403(a) annuity, a Section 403(b) tax-deferred annuity or an eligible Section 457 governmental plan (provided it agrees to separate accounting).

     Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over tax-free to a traditional IRA, a qualified Section 401 plan, a
Section 403(b) plan, or a Section 457 plan (provided it agrees to separate accounting).

     Amounts under a Roth IRA can generally only be rolled over to another Roth IRA.

     TAXATION OF CONTRACT BENEFITS -- Amounts contributed through salary reduction, employer contributions, or deductible amounts in the case of traditional IRAs are not taxed at the time of contribution. Earnings are also generally not taxed as they accumulate within the annuity Contract. Except for qualified distributions from Roth IRAs, after-tax contributions, or non-deductible contributions to an IRA, Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the IRC.

     Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 401 and 403(b) plans will generally not be treated as distributions if the terms require repayment within five years (except loans to acquire a home); the loans have substantially level payments over the term of the loan; the loans do not exceed $50,000 and the loans are evidenced by a legally enforceable agreement. Loans are not allowed for IRAs.

     Qualified distributions from a Roth IRA are not taxable. A qualified distribution is any distribution made at least five years after issuance of the owner's first Roth IRA and made after attainment of age 59 1/2, as the result of death or disability, or as a qualified first-time homebuyer distribution.


TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT




     A transfer or assignment of ownership of a Contract that is a Qualified Plan is generally prohibited, and the tax consequences of doing so are not discussed herein. The selection of certain maturity dates or the exchange of a Contract may result in certain tax consequences to You that are also not discussed herein. A Contract Owner contemplating any such or transaction should consult a tax advisor as to the tax consequences.

     PREMATURE DISTRIBUTION TAX -- An additional tax (penalty tax) may also apply to premature distributions from a Qualified Plan. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs to Roth IRA's and distributions from Section 457 plans. Certain payments may be exempt from the penalty tax depending on the type of Qualified Plan such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the owner or the joint lives or joint life expectancy of the owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions or elective deferrals and 8) in limited circumstances, to a reservist called to active duty between September 11, 2001, and December 31, 2007. If the Contract is a traditional IRA or Roth IRA, exception 4) and 6) listed above do not apply. In addition, for a traditional IRA or Roth IRA there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

     REQUIRED MINIMUM DISTRIBUTION EXCISE TAX -- If the amount distributed from a Qualified Plan is less than the required minimum distribution for the year (discussed below), the Contract Owner is generally subject to a non-deductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

     REQUIRED MINIMUM DISTRIBUTIONS -- The Contract Owner of all Qualified Plans is generally required to take certain required minimum distributions during the Contract Owner's life and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner's death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

     The Contract Owner must take the first required distribution by the required beginning date and subsequent required distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 401(a) plans,
Section 403(b) annuities, and Section 457 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

     Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules.

     1. If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as was payable under required minimum distributions.

     2. If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner's death. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner's death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an "inherited IRA".

     WITHHOLDING -- Mandatory federal income tax is generally required to be withheld at the rate of 20% on distributions from Qualified Plans. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs; non-taxable distributions; a direct rollover or direct transfer to an eligible retirement plan; periodic payments over the Contract Owner's life expectancy or the joint life expectancy of the Contract Owner and the beneficiary; periodic payments over a period of ten years or more; required minimum distributions; and hardship distributions.

     For all amounts not subject to the mandatory 20% withholding except Roth IRAs, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated like wage withholding. For all other payments withholding is at a rate of 10%.

POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

OTHER INFORMATION

     DISTRIBUTION OF THE CONTRACT -- The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of the NASD and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.

     ASSOCIATION ENDORSEMENTS AND RELATIONSHIPS -- HMLIC or an affiliate has relationships with certain national, State and local education associations or educator groups.

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

Certain associations endorse or sponsor various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements or sponsorships. HMLIC or an affiliate does pay various associations or groups for certain special functions, advertising, and similar services, including but not limited to the following:

     - Providing HMLIC and/or an affiliate with access to and opportunities to market its products to association members;

     - Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

     - Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

     - Allowing HMLIC or an affiliate to conduct workshops for association members.

     LEGAL PROCEEDINGS -- HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC's ability to meet its obligations under the Contract.

     MODIFICATION OF THE CONTRACT -- The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

     REGISTRATION STATEMENT -- A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to the Contract and these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

     COMMUNICATIONS TO CONTRACT OWNERS -- To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307 or by calling (217) 789-2500 or (800) 999-1030 (toll-free).

     HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner's last known state of residence in accordance with the state's abandoned property laws.

     CONTRACT OWNER INQUIRIES -- A toll-free number, (800) 999-1030, is available to telephone HMLIC's Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657.

     FORMS AVAILABILITY -- Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030.

     NASD REGULATION'S PUBLIC DISCLOSURE PROGRAM -- Information about HM Investors and Your agent is available from the NASD at www.nasd.com or by calling (800) 289-9999 (toll-free).


ADDITIONAL INFORMATION




     A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:


TOPIC                                     PAGE
-----                                     ----


General Information and History             1
Tax Status of the Contracts                 1
Underwriter                                 2
Independent Registered Public Accounting
  Firm                                      2
Financial Statements                        2


     To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, or send it by telefacsimile (FAX) transmission to (217) 527-2307, or telephone (217) 789-2500 or (800) 999-1030
(toll-free) to request a copy.

     HORACE MANN LIFE INSURANCE COMPANY
     P.O. BOX 4657
     SPRINGFIELD, ILLINOIS 62708-4657

Please provide free of charge the following information:

---- Statement of Additional Information dated May 1, 2007 for the Separate Account

Please Mail the above document to:

--------------------------------------------------------------------------------
(Name)

--------------------------------------------------------------------------------
(Address)

--------------------------------------------------------------------------------
(City/State/Zip)

APPENDIX A
--------------------------------------------------------------------------------

5% ACCUMULATION GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") EXAMPLE

     Assume the following:

     -  There is an initial Net Premium of $100,000
     - There is a withdrawal on the 3rd contract anniversary of $25,000. The account value immediately before the withdrawal is $125,000.
     - We are calculating the death benefit on the 5th contract anniversary. The account value at that time is $101,000.
     -  The are no loans on the contract.
     -  The client has not yet attained age 81.
     -  No other GMDB rider was selected.

     The accumulation GMDB value at issue is equal to the initial Net Premium.

     $100,000

     The accumulation GMDB value immediately before the withdrawal is the initial Net Premium accumulated at 5% interest for 3 years:

     $100,000 x 1.05(3) = $115,763

     The withdrawal adjustment is the withdrawal amount divided by the account value immediately before the withdrawal and multiplied by the accumulation GMDB value immediately before the withdrawal:

     $25,000 / $125,000 x $115,763 = $23,153

     The accumulation GMDB value immediately following the withdrawal is the accumulation GMDB value immediately before the withdrawal less the withdrawal adjustment:

     $115,763 - $23,153 = $92,610

     The accumulation GMDB value on the 5th contract anniversary is the accumulation GMDB value immediately following the withdrawal accumulated at 5% interest for 2 years:

     $92,610 x 1.05(2) = $102,103

     The return of premium death benefit on the 5th contract anniversary is the initial Net Premium less a withdrawal adjustment:

     $100,000 - ($25,000 / $125,000 x $100,000) = $80,000

     The death benefit is the greatest of the accumulation GMDB, the return of premium death benefit, and the account value.

     Max [$102,103, $80,000, $101,000] = $102,103

ANNUAL STEP-UP GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") EXAMPLE

     Assume the following:

     -  There is an initial Net Premium of $100,000
     -  The account value on the 1st contract anniversary is $90,000.
     -  The account value on the 2nd contract anniversary is $120,000.
     - There is a withdrawal during the 3rd contract year of $25,000. The account value immediately before the withdrawal is $125,000.
     -  The account value on the 3rd contract anniversary is $105,000.
     - We are calculating the death benefit during the 4th contract year. The account value at that time is $101,000.
     -  The are no loans on the contract.
     -  The client has not yet attained age 81.
     -  No other GMDB rider was selected.

     The step-up anniversary value for the 1st contract anniversary projected to the date of death is the account value on the 1st contract anniversary less an adjustment for the subsequent withdrawal:

     $90,000 - ($25,000 / $125,000 x $90,000) = $72,000

     The step-up anniversary value for the 2nd contract anniversary projected to the date of death is the account value on the 2nd contract anniversary less an adjustment for the subsequent withdrawal:

     $120,000 - ($25,000 / $125,000 x $120,000) = $96,000

     The step-up anniversary value for the 3rd contract anniversary projected to the date of death is the account value on the 3rd contract anniversary:

     $105,000

     The step-up GMDB is equal to the maximum of these values:

     Max [$72,000, $96,000, $105,000] = $105,000

     The return of premium death benefit at the date of death is the initial Net Premium less a withdrawal adjustment:

     $100,000 - ($25,000 / $125,000 x $100,000) = $80,000

     The death benefit is the greatest of the step-up GMDB, the return of premium death benefit, and the account value.

     Max [$105,000, $80,000, $101,000] = $105,000

APPENDIX B; CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

     The following schedule includes accumulation unit values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

     The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Equity Fund -- Horace Mann Shares commenced operations on May 21, 1957. The Wilshire VIT Balanced Fund -- Horace Mann Shares, Income Fund and the Short-Term Investment Fund each commenced operations on January 1, 1983. The Wilshire VIT Small Cap Growth Fund -- Horace Mann Shares, Wilshire VIT International Equity Fund -- Horace Mann Shares and Wilshire VIT Socially Responsible Fund -- Horace Mann Shares each commenced operations on March 10, 1997. The Dow Jones Wilshire 5000 Index Portfolio and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund and the Ariel Appreciation Fund were added to the Separate Account on May 1, 2001. The Delaware VIP Growth Opportunities Series -- Service Class, Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Fund, Delaware VIP Trend Series -- Service Class and Dreyfus Investment Portfolio: Mid Cap Stock Portfolio -- Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AllianceBernstein Variable Products Series Fund, Inc. Small/Mid Cap Value Portfolio, Cohen & Steers VIF Realty Fund, Inc., AllianceBernstein Variable Products Series Fund, Inc. Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2010 Aggressive Fund, Wilshire Variable Insurance Trust 2010 Moderate Fund, Wilshire Variable Insurance Trust 2010 Conservative Fund, Wilshire Variable Insurance Trust 2015 Moderate Fund, Wilshire Variable Insurance Trust 2025 Moderate Fund, Wilshire Variable Insurance Trust 2035 Moderate Fund, and Wilshire Variable Insurance Trust 2045 Moderate Fund were added to the Separate Account on May 1, 2006. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000.

1.25  M & E


                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

ALLIANCEBERNSTEIN LARGE GROWTH
  PORTFOLIO                          12/31/2006        $ 26.20            $ 25.71               1,022,282
                                     12/31/2005          23.10              26.20                 886,468
                                     12/31/2004          21.58              23.10                 778,032
                                     12/31/2003          17.71              21.58                 647,349
                                     12/31/2002          25.94              17.71                 499,185
                                     12/31/2001          31.81              25.94                 344,424
                                     12/31/2000          40.86*             31.81                 127,242

ALLIANCEBERNSTEIN VPS FUND, INC.
  SMALL/MID CAP VALUE PORTFOLIO      12/31/2006        $ 18.44*           $ 19.24                  14,224

ALLIANCEBERNSTEIN VPS FUND, INC
  SMALL CAP GROWTH PORTFOLIO         12/31/2006        $ 14.00*           $ 13.26                   5,079

ARIEL FUND(R)(1)(2)                  12/31/2006        $ 54.19            $ 59.06                 564,283
                                     12/31/2005          54.37              54.19                 533,763
                                     12/31/2004          45.13              54.37                 449,239
                                     12/31/2003          35.69              45.13                 346,642
                                     12/31/2002          38.11              35.69                 236,427
                                     12/31/2001          34.63*             38.11                  61,005

ARIEL APPRECIATION FUND(R)(1)(2)     12/31/2006        $ 48.77            $ 53.45                 939,718
                                     12/31/2005          47.99              48.77                 894,108
                                     12/31/2004          42.96              47.99                 744,074
                                     12/31/2003          33.20              42.96                 565,684
                                     12/31/2002          37.51              33.20                 380,634
                                     12/31/2001          34.01*             37.51                 105,004

COHEN AND STEERS VIF REALTY FUND     12/31/2006        $ 12.89*           $ 15.84                 100,793

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

DAVIS VALUE PORTFOLIO                12/31/2006        $ 12.45            $ 14.15                 757,258
                                     12/31/2005          11.52              12.45                 658,602
                                     12/31/2004          10.39              11.52                 569,355
                                     12/31/2003           8.10              10.39                 455,070
                                     12/31/2002           9.80               8.10                 364,544
                                     12/31/2001          11.08               9.80                 321,139
                                     12/31/2000          11.55*             11.08                 132,825

DELAWARE VIP GROWTH OPPORTUNITIES
  SERVICE CLASS                      12/31/2006        $ 17.24            $ 18.06                  54,587
                                     12/31/2005          15.70              17.24                  29,062
                                     12/31/2004          14.31*             15.70                  11,013

DELAWARE VIP TREND SERIES SERVICE
  CLASS                              12/31/2006        $ 31.56            $ 33.45                  13,832
                                     12/31/2005          30.25              31.56                   8,908
                                     12/31/2004          28.68*             30.25                   1,560

FIDELITY VIP GROWTH PORTFOLIO        12/31/2006        $ 33.72            $ 35.50               1,080,962
                                     12/31/2005          32.37              33.72               1,031,956
                                     12/31/2004          31.78              32.37                 924,998
                                     12/31/2003          24.28              31.78                 735,345
                                     12/31/2002          35.27              24.28                 568,965
                                     12/31/2001          43.48              35.27                 390,031
                                     12/31/2000          53.19*             43.48                 161,281

FIDELITY VIP GROWTH & INCOME
  PORTFOLIO                          12/31/2006        $ 15.12            $ 16.85                 973,169
                                     12/31/2005          14.25              15.12                 821,349
                                     12/31/2004          13.68              14.25                 683,112
                                     12/31/2003          11.22              13.68                 484,327
                                     12/31/2002          13.66              11.22                 323,437
                                     12/31/2001          15.20              13.66                 211,580
                                     12/31/2000          16.04*             15.20                  54,943

FIDELITY VIP HIGH INCOME
  PORTFOLIO                          12/31/2006        $  9.87            $ 10.82                 422,299
                                     12/31/2005           9.77               9.87                 321,144
                                     12/31/2004           9.04               9.77                 218,819
                                     12/31/2003           7.23               9.04                 156,838
                                     12/31/2002           7.08               7.23                  83,910
                                     12/31/2001           8.15               7.08                  52,829
                                     12/31/2000           9.92*              8.15                  31,556

FIDELITY VIP INDEX 500 PORTFOLIO     12/31/2006        $140.61            $160.32                 351,103
                                     12/31/2005         136.18             140.61                 313,854
                                     12/31/2004         124.96             136.18                 262,595
                                     12/31/2003          98.76             124.96                 201,115
                                     12/31/2002         128.98              98.76                 143,919
                                     12/31/2001         148.95             128.98                  89,888
                                     12/31/2000         169.89*            148.95                  34,085

FIDELITY VIP INVESTMENT GRADE
  BOND PORTFOLIO                     12/31/2006        $ 15.62            $ 16.07               1,100,484
                                     12/31/2005          15.52              15.62               1,007,448
                                     12/31/2004          15.09              15.52                 857,504
                                     12/31/2003          14.56              15.09                 765,200
                                     12/31/2002          13.39              14.56                 578,933
                                     12/31/2001          12.54              13.39                 240,969
                                     12/31/2000          12.03*             12.54                  21,897

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

FIDELITY VIP MID CAP PORTFOLIO       12/31/2006        $ 33.61            $ 37.31               1,168,356
                                     12/31/2005          28.84              33.61               1,057,318
                                     12/31/2004          23.42              28.84                 909,123
                                     12/31/2003          17.15              23.42                 765,087
                                     12/31/2002          19.30              17.15                 644,149
                                     12/31/2001          20.25              19.30                 529,851
                                     12/31/2000          20.04*             20.25                 233,156

FIDELITY VIP OVERSEAS PORTFOLIO      12/31/2006        $ 22.58            $ 26.27                 979,081
                                     12/31/2005          19.25              22.58                 774,482
                                     12/31/2004          17.20              19.25                 604,561
                                     12/31/2003          12.17              17.20                 407,324
                                     12/31/2002          15.50              12.17                 293,133
                                     12/31/2001          19.91              15.50                 200,060
                                     12/31/2000          23.33*             19.91                  71,864

GOLDMAN SACHS VIT CORE SMALL CAP
  EQUITY FUND                        12/31/2006        $ 15.72            $ 17.43                  88,542
                                     12/31/2005          15.00              15.72                  57,784
                                     12/31/2004          13.12*             15.00                  16,830

NEUBERGER BERMAN GENESIS FUND(2)     12/31/2006        $ 31.80            $ 33.60                 824,657
                                     12/31/2005          27.76              31.80                 738,382
                                     12/31/2004          23.74              27.76                 592,938
                                     12/31/2003          18.30              23.74                 472,551
                                     12/31/2002          19.14              18.30                 369,727
                                     12/31/2001          17.35              19.14                 204,094
                                     12/31/2000          15.88*             17.35                  15,000

PUTNAM VT VISTA FUND                 12/31/2006        $ 14.99            $ 15.61                 427,913
                                     12/31/2005          13.53              14.99                 437,342
                                     12/31/2004          11.55              13.53                 417,950
                                     12/31/2003           8.78              11.55                 405,260
                                     12/31/2002          12.82               8.78                 354,292
                                     12/31/2001          19.52              12.82                 312,576
                                     12/31/2000          24.81*             19.52                 149,430

RAINIER SMALL/MID CAP EQUITY
  PORTFOLIO(2)                       12/31/2006        $ 40.54            $ 45.92                 389,183
                                     12/31/2005          34.93              40.54                 339,335
                                     12/31/2004          30.13              34.93                 278,917
                                     12/31/2003          20.86              30.13                 230,482
                                     12/31/2002          26.41              20.86                 182,294
                                     12/31/2001          27.84              26.41                 129,167
                                     12/31/2000          30.31*             27.84                  52,763

ROYCE CAPITAL FUND SMALL CAP
  PORTFOLIO                          12/31/2006        $ 10.09            $ 11.52                 371,543
                                     12/31/2005           9.41              10.09                 244,500
                                     12/31/2004           8.17*              9.41                  85,206

T. ROWE PRICE EQUITY INCOME
  PORTFOLIO VIP II                   12/31/2006        $ 23.12*           $ 25.44                  19,054

T. ROWE PRICE PRIME RESERVE
  PORTFOLIO                          12/31/2006        $  1.00*           $  1.02                 776,113

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WELLS FARGO ADVANTAGE DISCOVERY
  FUND (FORMERLY STRONG MID CAP)     12/31/2006        $ 14.21            $ 16.10                 566,905
                                     12/31/2005          16.94*             14.21                 571,068
                                     12/31/2004          14.39              16.94                 455,021
                                     12/31/2003          10.86              14.39                 424,282
                                     12/31/2002          17.61              10.86                 351,842
                                     12/31/2001          25.76              17.61                 264,967
                                     12/31/2000          36.15*             25.76                 130,119

WELLS FARGO OPPORTUNITY FUND         12/31/2006        $ 31.93            $ 35.39                 277,826
                                     12/31/2005          29.96              31.93                 294,959
                                     12/31/2004          25.66              29.96                 304,488
                                     12/31/2003          18.96              25.66                 285,496
                                     12/31/2002          26.24              18.96                 244,938
                                     12/31/2001          27.54              26.24                 163,069
                                     12/31/2000          28.68*             27.54                  46,246

DOW JONES WILSHIRE 5000 INDEX
  PORTFOLIO INVESTMENT(2)            12/31/2006        $ 10.34            $ 11.70               1,035,532
                                     12/31/2005           9.92              10.34                 886,643
                                     12/31/2004           9.03               9.92                 687,189
                                     12/31/2003           7.06               9.03                 472,140
                                     12/31/2002           9.07               7.06                 317,084
                                     12/31/2001          10.38               9.07                 184,599
                                     12/31/2000          12.16*             10.38                  36,476

WILSHIRE LARGE CO. GROWTH
  PORTFOLIO INVESTMENT(2)            12/31/2006        $ 32.86            $ 34.06                 420,405
                                     12/31/2005          30.67              32.86                 360,477
                                     12/31/2004          29.11              30.67                 284,345
                                     12/31/2003          23.31              29.11                 204,673
                                     12/31/2002          30.17              23.31                 142,169
                                     12/31/2001          36.63              30.17                  84,544
                                     12/31/2000          45.85*             36.63                  15,529

WILSHIRE LARGE CO. VALUE
  PORTFOLIO INVESTMENT(2)            12/31/2006        $ 25.99            $ 30.42                 925,411
                                     12/31/2005          24.09              25.99                 834,983
                                     12/31/2004          21.60              24.09                 686,425
                                     12/31/2003          17.02              21.60                 576,488
                                     12/31/2002          20.82              17.02                 443,150
                                     12/31/2001          21.34              20.82                 253,308
                                     12/31/2000          20.06*             21.34                  23,157

WILSHIRE SMALL CO. VALUE
  PORTFOLIO INVESTMENT(2)            12/31/2006        $ 24.54            $ 29.00                 145,709
                                     12/31/2005          23.32              24.54                 142,596
                                     12/31/2004          19.44              23.32                 129,769
                                     12/31/2003          14.43              19.44                 114,100
                                     12/31/2002          15.88              14.43                 111,169
                                     12/31/2001          13.72              15.88                  77,121
                                     12/31/2000          12.34*             13.72                   5,681

WILSHIRE VIT 2010 AGGRESSIVE FUND    12/31/2006        $  9.97*           $ 10.45                  13,750

WILSHIRE VIT 2010 CONSERVATIVE
  FUND                               12/31/2006        $  9.99*           $ 10.38                  31,465

WILSHIRE VIT 2010 MODERATE FUND      12/31/2006        $  9.98*           $ 10.39                  25,772

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WILSHIRE VIT 2015 MODERATE FUND      12/31/2006        $  9.98*           $ 10.46                 179,111

WILSHIRE VIT 2025 MODERATE FUND      12/31/2006        $  9.97*           $ 10.52                 101,522

WILSHIRE VIT 2035 MODERATE FUND      12/31/2006        $  9.96*           $ 10.49                  27,795

WILSHIRE VIT 2045 MODERATE FUND      12/31/2006        $  9.96*           $ 10.51                  21,200

WILSHIRE VIT BALANCED FUND           12/31/2006        $ 20.46            $ 22.55              11,010,276
                                     12/31/2005          19.87              20.46              12,018,094
                                     12/31/2004          18.59              19.87              13,033,346
                                     12/31/2003          15.74              18.59              13,967,082
                                     12/31/2002          17.38              15.74              14,684,684
                                     12/31/2001          17.42              17.38              16,148,759
                                     12/31/2000          17.27              17.42              17,434,293
                                     12/31/1999          18.90              17.27              22,591,194
                                     12/31/1998          19.82              18.90              21,781,222
                                     12/31/1997          18.94              19.82              18,709,483
                                     12/31/1996          18.00              18.94              15,151,785

WILSHIRE VIT EQUITY FUND             12/31/2006        $ 22.45            $ 25.93              10,978,177
                                     12/31/2005          21.47              22.45              12,143,394
                                     12/31/2004          19.74              21.47              13,354,870
                                     12/31/2003          15.67              19.74              14,334,218
                                     12/31/2002          19.69              15.67              15,070,307
                                     12/31/2001          20.82              19.69              16,474,940
                                     12/31/2000          21.92              20.82              17,693,804
                                     12/31/1999          24.34              21.92              22,490,546
                                     12/31/1998          25.66              24.34              22,401,337
                                     12/31/1997          23.76              25.66              18,317,985
                                     12/31/1996          21.66              23.76              13,503,527

WILSHIRE VIT INCOME FUND             12/31/2006        $ 17.03            $ 17.49               1,245,617
                                     12/31/2005          16.91              17.03               1,260,463
                                     12/31/2004          16.32              16.91               1,201,525
                                     12/31/2003          15.39              16.32               1,128,161
                                     12/31/2002          14.27              15.39               1,105,681
                                     12/31/2001          13.27              14.27                 896,686
                                     12/31/2000          12.24              13.27                 806,285
                                     12/31/1999          13.24              12.24               1,032,770
                                     12/31/1998          13.00              13.24               1,006,166
                                     12/31/1997          12.69              13.00                 718,041

                                     12/31/1996          13.03              12.69                 817,803

WILSHIRE VIT INTERNATIONAL EQUITY
  FUND                               12/31/2006        $ 12.69            $ 15.51               2,897,834
                                     12/31/2005          11.67              12.69               2,985,537
                                     12/31/2004          10.68              11.67               3,034,963
                                     12/31/2003           8.16              10.68               3,018,220
                                     12/31/2002          10.46               8.16               2,911,478
                                     12/31/2001          14.39              10.46               2,877,968
                                     12/31/2000          17.52              14.39               2,621,364
                                     12/31/1999          12.13              17.52               1,298,573
                                     12/31/1998          10.27              12.13                 758,622
                                     12/31/1997          10.00*             10.27                 451,401

                                                    ACCUMULATION
                                                     UNIT VALUE      ACCUMULATION UNIT     ACCUMULATION UNITS
                                                    BEGINNING OF        VALUE END OF       OUTSTANDING END OF
SUBACCOUNT                           YEAR ENDED        PERIOD              PERIOD                PERIOD
----------                           ----------     ------------     -----------------     ------------------

WILSHIRE VIT SHORT-TERM
  INVESTMENT FUND                    12/31/2006        $ 10.98            $ 11.41                 239,483
                                     12/31/2005          10.84              10.98                 233,981
                                     12/31/2004          10.85              10.84                 248,645
                                     12/31/2003          10.87              10.85                 400,991
                                     12/31/2002          10.82              10.87                 351,839
                                     12/31/2001          10.42              10.82                 209,583
                                     12/31/2000           9.89              10.42                 174,299
                                     12/31/1999           9.98               9.89                 143,624
                                     12/31/1998           9.99               9.98                 125,460
                                     12/31/1997          10.03               9.99                 114,103
                                     12/31/1996          10.00              10.03                 112,004

WILSHIRE VIT SMALL CAP GROWTH
  FUND                               12/31/2006        $ 12.17            $ 13.38               3,585,367
                                     12/31/2005          11.88              12.17               3,884,610
                                     12/31/2004          11.52              11.88               4,241,664
                                     12/31/2003           7.33              11.52               4,454,821
                                     12/31/2002          12.16               7.33               4,309,422
                                     12/31/2001          17.54              12.16               4,343,366
                                     12/31/2000          19.76              17.54               4,245,836
                                     12/31/1999          12.38              19.76               2,731,955
                                     12/31/1998          11.70              12.38               2,063,019
                                     12/31/1997          10.00*             11.70               1,219,124

WILSHIRE VIT SOCIALLY RESPONSIBLE
  FUND                               12/31/2006        $ 17.25            $ 20.53               4,147,538
                                     12/31/2005          16.61              17.25               4,346,986
                                     12/31/2004          14.85              16.61               4,566,563
                                     12/31/2003          11.70              14.85               4,696,964
                                     12/31/2002          13.70              11.70               4,762,269
                                     12/31/2001          14.96              13.70               4,931,921
                                     12/31/2000          13.81              14.96               4,744,087
                                     12/31/1999          12.99              13.81               4,001,791
                                     12/31/1998          12.10              12.99               2,513,258
                                     12/31/1997          10.00*             12.10                 692,571



*    Inception of the funds.

(1) These Subaccounts are not available as Variable Investment Options in a 457(b) Contract.

(2) These Subaccounts are not available as Variable Investment Options in Non-Qualified Contracts.

May 1, 2007

STATEMENT OF ADDITIONAL INFORMATION


INDIVIDUAL FLEXIBLE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS ISSUED BY HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT AND HORACE MANN LIFE INSURANCE COMPANY

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectus for the Goal Planning Annuity flexible premium Variable annuity Contract ("GPA Contract"), dated May 1, 2007. Copies of the prospectus for the GPA Contract may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (217) 527-2307, or by telephoning toll-free (800) 999-1030. The prospectus for the GPA Contract set forth information that a prospective investor should know before investing in a GPA Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectus for the GPA Contract.


May 1, 2007

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY
TOPICPAGE
General Information and History                         1
Tax Status of the Contracts                             1
Underwriter                                             2
Independent Registered Public Accounting Firm           2
Financial Statements                                    2


Horace Mann Life Insurance Company ("HMLIC") sponsors the Horace Mann Life Insurance Company Separate Account (the "Separate Account"). HMLIC is a wholly-owned subsidiary of Allegiance Life Insurance Company, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation ("HMEC"), a publicly-held insurance holding company traded on the New York Stock Exchange.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

DIVERSIFICATION REQUIREMENTS--The Internal Revenue Code ("Code") requires that the investments of the Separate Account be "adequately diversified" in order for the Contracts to be treated as annuity contracts for federal income tax purposes. We intend that each Subaccount, through the Underlying Fund in which it invests, will satisfy these diversification requirements.

CONTRACT OWNER CONTROL--In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Contract Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

REQUIRED DISTRIBUTIONS--To be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified contract to contain certain provisions specifying how interest in the Non-Qualified contract will be distributed in the event of the death of any owner of the Non-Qualified contract. Specifically, Section 72(s) requires that (a) if any Contract Owner dies on or after the annuity starting date, but before the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such contract owner's death; and (b) if any contract owner dies before the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such contract owner's death. These requirements will be considered satisfied as to any portion of a contract owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the contract owner's death. The designated beneficiary refers to a natural person designated by the contract owner as a beneficiary and to whom the death benefit is payable. However, if the designated beneficiary is the surviving spouse of the deceased contract owner, the contract may be continued with the surviving spouse as the new contract owner.

Contracts providing non-qualified retirement annuities (i.e., Contracts sold independently of any formal retirement or pension plan) contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. Other rules may apply to Contracts sold as investment vehicles for Qualified Plans.

UNDERWRITER

HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. ("HM Investors"), a broker/dealer registered with the Securities and Exchange Commission and a member of the NASD. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as "selling firms."). HM Investors passes through any commissions it receives for sales of the Contract to its registered representatives and to other selling firms for their sales of the contract.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account as of December 31, 2006, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 303 East Wacker Drive, Chicago, Illinois 60601.


The KPMG LLP report dated April 27, 2007 of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation--Division of Insurance, which practices differ from accounting principles generally accepted in the United States of America. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with accounting principles generally accepted in the United States of America and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices.


FINANCIAL STATEMENTS

Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Contract Owners
Horace Mann Life Insurance Company Separate Account and
The Board of Directors and Stockholders
Horace Mann Life Insurance Company:

We have audited the accompanying statements of net assets for each of the sub-accounts, listed in note 1, comprising the Horace Mann Life Insurance Company Separate Account (the Account) as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement and financial highlights presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the third party administrator of the underlying sub-accounts. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts of the Horace Mann Life Insurance Company Separate Account as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP
Chicago, Illinois
April 27, 2007

                                                              2006 ANNUAL REPORT
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2006


                                                ALLIANCE          ALLIANCE
                                               BERNSTEIN         BERNSTEIN
                         ALLIANCEBERNSTEIN     SMALL/MID         VPS SMALL                       ARIEL     COHEN & STEERS
                            LARGE GROWTH       CAP VALUE         CAP GROWTH        ARIEL     APPRECIATION   (VIF) REALTY
                             PORTFOLIO      PORTFOLIO CLASS  PORTFOLIO CLASS B      FUND         FUND        FUND, INC.
-------------------------------------------------------------------------------------------------------------------------


ASSETS
       Investments at
          market value      $28,240,479         $296,669          $78,364       $36,001,178   $54,252,282    $1,816,917


-------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                $28,240,479         $296,669          $78,364       $36,001,178   $54,252,282    $1,816,917
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
       Net Assets
          (Indefinite
          units
          authorized)

          Active
            Contract
            Owners           28,240,479          296,669           78,364        36,001,178    54,252,282     1,816,917
          Retired
            Contract
            Owners                    -                -                -                 -             -             -
-------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS            $28,240,479         $296,669          $78,364       $36,001,178   $54,252,282    $1,816,917
-------------------------------------------------------------------------------------------------------------------------
       Total units            1,097,550           15,417            5,910           608,764     1,013,931       114,737

       Blended unit
          value (Net
          assets
          divided by
          total units
          held)             $     25.73         $  19.24          $ 13.26       $     59.14   $     53.51    $    15.84

INVESTMENTS
       Cost of
          investments       $24,945,245         $276,659          $72,997       $32,013,122   $47,294,814    $1,730,111

       Unrealized
          appreciation
          (depreciatio-
          n) on
          investments       $ 3,295,234         $ 20,010          $ 5,367       $ 3,988,056   $ 6,957,468    $   86,806

       Number of shares
          in underlying
          mutual funds        1,070,931           16,482            5,866           694,869     1,122,539       116,544

Total Net Assets
  Represented by:

  Number of units
     outstanding:

     M&E Rate .0000                   5                -                -             1,059           311             -
     M&E Rate .0029                   -                -                -                 -             -             -

     M&E Rate .0039                   -                -                -                 -             -             -
     M&E Rate .0060                   -                -                -                 -             -             -
     M&E Rate .0080                   -                -                -                 -             -             -

     M&E Rate .0095              72,782            1,050              423            43,099        72,751        12,014
     M&E Rate .0125           1,022,282           14,224            5,079           564,283       939,718       100,793

     M&E Rate .0145               1,902              104               33               119           147         1,134
     M&E Rate .0155                 272               18               21                33           161           178

     M&E Rate .0165                 307               21              354               171           843           618
     Retired Payout                   -                -                -                 -             -             -

Accumulation Unit Value
  (Net Assets Divided
  by units outstanding)

     M&E Rate .0000         $     27.81         $   0.00          $  0.00       $     63.37   $     57.32    $     0.00
     M&E Rate .0029         $      0.00         $   0.00          $  0.00       $      0.00   $      0.00    $     0.00

     M&E Rate .0039         $      0.00         $   0.00          $  0.00       $      0.00   $      0.00    $     0.00
     M&E Rate .0060         $      0.00         $   0.00          $  0.00       $      0.00   $      0.00    $     0.00

     M&E Rate .0080         $      0.00         $   0.00          $  0.00       $      0.00   $      0.00    $     0.00
     M&E Rate .0095         $     26.06         $  19.27          $ 13.30       $     60.04   $     54.32    $    15.85
     M&E Rate .0125         $     25.71         $  19.24          $ 13.26       $     59.06   $     53.45    $    15.84
     M&E Rate .0145         $     26.07         $  19.21          $ 13.22       $     54.50   $     51.23    $    15.80

     M&E Rate .0155         $     26.03         $  19.19          $ 13.21       $     54.47   $     51.19    $    15.81
     M&E Rate .0165         $     26.03         $  19.15          $ 13.22       $     54.41   $     51.11    $    15.79
     Retired Payout         $      0.00         $   0.00          $  0.00       $      0.00   $      0.00    $     0.00

                                                              DELAWARE
                         CREDIT SUISSE TRUST     DAVIS       VIP GROWTH
                           SMALL CAP CORE I      VALUE     OPPORTUNITIES
                              PORTFOLIO        PORTFOLIO   SERVICE CLASS
------------------------------------------------------------------------


ASSETS
       Investments at
          market value        $3,833,857      $11,692,769    $1,178,415


------------------------------------------------------------------------
TOTAL ASSETS                  $3,833,857      $11,692,769    $1,178,415
------------------------------------------------------------------------
NET ASSETS
       Net Assets
          (Indefinite
          units
          authorized)

          Active
            Contract
            Owners             3,833,857       11,692,769     1,178,415
          Retired
            Contract
            Owners                     -                -             -
------------------------------------------------------------------------
TOTAL NET ASSETS              $3,833,857      $11,692,769    $1,178,415
------------------------------------------------------------------------
       Total units               206,652          824,648        65,145

       Blended unit
          value (Net
          assets
          divided by
          total units
          held)               $    18.55      $     14.18    $    18.09

INVESTMENTS
       Cost of
          investments         $3,090,269      $ 8,899,245    $1,106,793

       Unrealized
          appreciation
          (depreciatio-
          n) on
          investments         $  743,588      $ 2,793,524    $   71,622

       Number of shares
          in underlying
          mutual funds           245,760          801,973        63,220

Total Net Assets
  Represented by:

  Number of units
     outstanding:

     M&E Rate .0000                    8              838             -
     M&E Rate .0029                    -                -             -

     M&E Rate .0039                    -                -             -
     M&E Rate .0060                    -                -             -
     M&E Rate .0080                    -                -             -

     M&E Rate .0095                7,359           64,054         7,618
     M&E Rate .0125              199,285          757,258        54,587

     M&E Rate .0145                    -            1,790         2,426
     M&E Rate .0155                    -              438            40

     M&E Rate .0165                    -              270           474
     Retired Payout                    -                -             -

Accumulation Unit Value
  (Net Assets Divided
  by units outstanding)

     M&E Rate .0000           $    20.07      $     15.43    $     0.00
     M&E Rate .0029           $     0.00      $      0.00    $     0.00

     M&E Rate .0039           $     0.00      $      0.00    $     0.00
     M&E Rate .0060           $     0.00      $      0.00    $     0.00

     M&E Rate .0080           $     0.00      $      0.00    $     0.00
     M&E Rate .0095           $    18.84      $     14.53    $    18.20
     M&E Rate .0125           $    18.54      $     14.15    $    18.06
     M&E Rate .0145           $     0.00      $     14.52    $    18.43

     M&E Rate .0155           $     0.00      $     14.51    $    18.43
     M&E Rate .0165           $     0.00      $     14.51    $    18.39
     Retired Payout           $     0.00      $      0.00    $     0.00



See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2006


                                                                               FIDELITY    FIDELITY                     FIDELITY
                                  DELAWARE VIP      DREYFUS       FIDELITY    VIP GROWTH   VIP HIGH      FIDELITY    VIP INVESTMENT
                                  TREND SERIES   MIDCAP STOCK    VIP GROWTH    & INCOME     INCOME    VIP INDEX 500    GRADE BOND
                                 SERVICE CLASS  SERVICE SHARES   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------


ASSETS
       Investments at market
          value                     $628,750       $925,177     $40,681,206  $18,040,574  $5,282,044   $60,678,398     $20,434,646


-----------------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                        $628,750       $925,177     $40,681,206  $18,040,574  $5,282,044   $60,678,398     $20,434,646
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
       Net Assets (Indefinite
          units authorized)

          Active Contract
            Owners                   628,750        925,177      40,681,206   18,040,574   5,282,044    60,678,398      20,434,646
          Retired Contract
            Owners                         -              -               -            -           -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                    $628,750       $925,177     $40,681,206  $18,040,574  $5,282,044   $60,678,398     $20,434,646

-----------------------------------------------------------------------------------------------------------------------------------
       Total units                    18,746         45,145       1,145,122    1,069,015     489,090       378,781       1,269,944

       Blended unit value (Net
          assets divided by
          total units held)         $  33.54       $  20.49     $     35.53  $     16.88  $    10.80   $    160.19     $     16.09

INVESTMENTS
       Cost of investments          $583,733       $954,735     $35,550,133  $14,931,938  $5,391,220   $48,187,775     $20,766,265

       Unrealized appreciation
          (depreciation) on
          investments               $ 45,017       $(29,558)    $ 5,131,073  $ 3,108,636  $ (109,176)  $12,490,623     $  (331,619)
       Number of shares in
          underlying mutual
          funds                       18,209         53,417       1,148,538    1,137,488     845,126       379,501       1,626,964

Total Net Assets Represented
  by:
  Number of units outstanding:

     M&E Rate .0000                        -              -               4        3,328          20           348              17
     M&E Rate .0029                        -              -               -            -           -             -               -

     M&E Rate .0039                        -              -               -            -           -             -               -
     M&E Rate .0060                        -              -               -            -           -             -               -
     M&E Rate .0080                        -              -               -            -           -             -               -

     M&E Rate .0095                    4,090          4,713          62,534       88,182      60,305        27,106         166,443
     M&E Rate .0125                   13,832         40,432       1,080,962      973,169     422,299       351,103       1,100,484

     M&E Rate .0145                      732              -             167        1,728         291            61             489
     M&E Rate .0155                       66              -             865          771       2,838            61             467

     M&E Rate .0165                       26              -             590        1,837       3,337           102           2,044
     Retired Payout                        -              -               -            -           -             -               -

Accumulation Unit Value (Net
  Assets Divided by units
  outstanding):

     M&E Rate .0000                 $   0.00       $   0.00     $     38.42  $     18.23  $    11.72   $    173.50     $     17.39

     M&E Rate .0029                 $   0.00       $   0.00     $      0.00  $      0.00  $     0.00   $      0.00     $      0.00
     M&E Rate .0039                 $   0.00       $   0.00     $      0.00  $      0.00  $     0.00   $      0.00     $      0.00

     M&E Rate .0060                 $   0.00       $   0.00     $      0.00  $      0.00  $     0.00   $      0.00     $      0.00
     M&E Rate .0080                 $   0.00       $   0.00     $      0.00  $      0.00  $     0.00   $      0.00     $      0.00

     M&E Rate .0095                 $  33.72       $  20.64     $     36.07  $     17.16  $    11.07   $    158.35     $     16.32
     M&E Rate .0125                 $  33.45       $  20.48     $     35.50  $     16.85  $    10.82   $    160.32     $     16.07
     M&E Rate .0145                 $  34.12       $   0.00     $     35.05  $     15.68  $     6.67   $    158.29     $     12.42

     M&E Rate .0155                 $  34.16       $   0.00     $     34.97  $     15.66  $     6.66   $    158.97     $     12.41
     M&E Rate .0165                 $  34.13       $   0.00     $     34.97  $     15.66  $     6.65   $    157.61     $     12.40
     Retired Payout                 $   0.00       $   0.00     $      0.00  $      0.00  $     0.00   $      0.00     $      0.00

                                   FIDELITY     FIDELITY
                                 VIP MID CAP  VIP OVERSEAS
                                  PORTFOLIO     PORTFOLIO
----------------------------------------------------------


ASSETS
       Investments at market
          value                  $46,799,282   $28,518,659


----------------------------------------------------------
TOTAL ASSETS                     $46,799,282   $28,518,659
----------------------------------------------------------
NET ASSETS
       Net Assets (Indefinite
          units authorized)

          Active Contract
            Owners                46,799,282    28,503,156
          Retired Contract
            Owners                         -        15,503
----------------------------------------------------------
TOTAL NET ASSETS                 $46,799,282   $28,518,659

----------------------------------------------------------
       Total units                 1,252,753     1,084,179

       Blended unit value (Net
          assets divided by
          total units held)      $     37.36   $     26.30

INVESTMENTS
       Cost of investments       $35,153,238   $20,911,779

       Unrealized appreciation
          (depreciation) on
          investments            $11,646,044   $ 7,606,880
       Number of shares in
          underlying mutual
          funds                    1,366,403     1,200,786

Total Net Assets Represented
  by:
  Number of units outstanding:

     M&E Rate .0000                    1,714         2,290
     M&E Rate .0029                        -             -

     M&E Rate .0039                        -             -
     M&E Rate .0060                        -             -
     M&E Rate .0080                        -             -

     M&E Rate .0095                   80,760        96,666
     M&E Rate .0125                1,168,356       979,081

     M&E Rate .0145                    1,187         2,967
     M&E Rate .0155                      282           596

     M&E Rate .0165                      454         1,926
     Retired Payout                        -           653

Accumulation Unit Value (Net
  Assets Divided by units
  outstanding):

     M&E Rate .0000              $     40.36   $     28.43

     M&E Rate .0029              $      0.00   $      0.00
     M&E Rate .0039              $      0.00   $      0.00

     M&E Rate .0060              $      0.00   $      0.00
     M&E Rate .0080              $      0.00   $      0.00

     M&E Rate .0095              $     37.99   $     26.78
     M&E Rate .0125              $     37.31   $     26.27
     M&E Rate .0145              $     33.86   $     23.48

     M&E Rate .0155              $     33.81   $     23.47
     M&E Rate .0165              $     33.83   $     23.43
     Retired Payout              $      0.00   $     23.75



See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2006


                                  GOLDMAN SACHS     J.P. MORGAN     LORD ABBETT    NEUBERGER                  RAINIER
                                 VIT CORE SMALL  U.S. DISCIPLINED   SERIES FUND      BERMAN      PUTNAM    SMALL/MID CAP
                                   CAP EQUITY         EQUITY           GROWTH       GENESIS     VT VISTA       EQUITY
                                      FUND           PORTFOLIO     OPPORTUNITIES      FUND        FUND       PORTFOLIO
------------------------------------------------------------------------------------------------------------------------


ASSETS
       Investments at market
          value                    $1,702,618       $21,216,057      $1,638,244   $30,348,198  $7,177,824   $19,752,842


------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                       $1,702,618       $21,216,057      $1,638,244   $30,348,198  $7,177,824   $19,752,842
------------------------------------------------------------------------------------------------------------------------
NET ASSETS
       Net Assets (Indefinite
          units authorized)

          Active Contract
            Owners                  1,702,618        21,216,057       1,638,244    30,348,198   7,177,824    19,752,842
          Retired Contract
            Owners                          -                 -               -             -           -             -
------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                   $1,702,618       $21,216,057      $1,638,244   $30,348,198  $7,177,824   $19,752,842

------------------------------------------------------------------------------------------------------------------------
       Total units                     97,870         1,392,087         112,517       902,579     459,239       429,530

       Blended unit value (Net
          assets divided by
          total units held)        $    17.40       $     15.24      $    14.56   $     33.62  $    15.63   $     45.99

INVESTMENTS
       Cost of investments         $1,725,397       $16,823,539      $1,522,918   $24,936,435  $5,334,538   $14,737,373

       Unrealized appreciation
          (depreciation) on
          investments              $  (22,779)      $ 4,392,518      $  115,326   $ 5,411,763  $1,843,286   $ 5,015,469

       Number of shares in
          underlying mutual
          funds                       117,910         1,351,340         111,673     1,084,639     488,287       538,665
Total Net Assets Represented
  by:
  Number of units outstanding:

     M&E Rate .0000                         -                12               -            12           8           237
     M&E Rate .0029                         -                 -               -             -           -             -

     M&E Rate .0039                         -                 -               -             -           -             -
     M&E Rate .0060                         -                 -               -             -           -             -
     M&E Rate .0080                         -                 -               -             -           -             -

     M&E Rate .0095                     7,276            93,647          16,002        76,885      30,903        39,405
     M&E Rate .0125                    88,542         1,298,428          96,515       824,657     427,913       389,183

     M&E Rate .0145                     1,540                 -               -           406         327           170
     M&E Rate .0155                       178                 -               -           511          31           201

     M&E Rate .0165                       334                 -               -           108          57           334
     Retired Payout                         -                 -               -             -           -             -

Accumulation Unit Value (Net
  Assets Divided by units
  outstanding):

     M&E Rate .0000                $     0.00       $     16.47      $     0.00   $     36.34  $    16.89   $     49.68

     M&E Rate .0029                $     0.00       $      0.00      $     0.00   $      0.00  $     0.00   $      0.00
     M&E Rate .0039                $     0.00       $      0.00      $     0.00   $      0.00  $     0.00   $      0.00

     M&E Rate .0060                $     0.00       $      0.00      $     0.00   $      0.00  $     0.00   $      0.00
     M&E Rate .0080                $     0.00       $      0.00      $     0.00   $      0.00  $     0.00   $      0.00

     M&E Rate .0095                $    17.56       $     15.52      $    14.66   $     33.97  $    15.91   $     46.76
     M&E Rate .0125                $    17.43       $     15.22      $    14.54   $     33.60  $    15.61   $     45.92
     M&E Rate .0145                $    15.46       $      0.00      $     0.00   $     30.02  $    14.53   $     37.53

     M&E Rate .0155                $    15.44       $      0.00      $     0.00   $     30.04  $    14.54   $     37.53
     M&E Rate .0165                $    15.43       $      0.00      $     0.00   $     29.98  $    14.51   $     37.48
     Retired Payout                $     0.00       $      0.00      $     0.00   $      0.00  $     0.00   $      0.00

                                 ROYCE CAPITAL                    T. ROWE PRICE
                                      FUND        T. ROWE PRICE     SMALL CAP
                                   SMALL-CAP       EQUITY INC.      STOCK FUND
                                   PORTFOLIO    PORTFOLIO VIP II  ADVISOR CLASS
-------------------------------------------------------------------------------


ASSETS
       Investments at market
          value                    $5,050,249       $589,463       $16,837,675


-------------------------------------------------------------------------------
TOTAL ASSETS                       $5,050,249       $589,463       $16,837,675
-------------------------------------------------------------------------------
NET ASSETS
       Net Assets (Indefinite
          units authorized)

          Active Contract
            Owners                  5,050,249        589,463        16,837,675
          Retired Contract
            Owners                          -              -                 -
-------------------------------------------------------------------------------
TOTAL NET ASSETS                   $5,050,249       $589,463       $16,837,675

-------------------------------------------------------------------------------
       Total units                    437,927         23,175           393,280

       Blended unit value (Net
          assets divided by
          total units held)        $    11.53       $  25.44       $     42.81

INVESTMENTS
       Cost of investments         $4,627,838       $564,602       $13,327,657

       Unrealized appreciation
          (depreciation) on
          investments              $  422,411       $ 24,861       $ 3,510,018

       Number of shares in
          underlying mutual
          funds                       473,313         23,769           494,353
Total Net Assets Represented
  by:
  Number of units outstanding:

     M&E Rate .0000                         -              -                 8
     M&E Rate .0029                         -              -                 -

     M&E Rate .0039                         -              -                 -
     M&E Rate .0060                         -              -                 -
     M&E Rate .0080                         -              -                 -

     M&E Rate .0095                    63,203          2,951            17,292
     M&E Rate .0125                   371,543         19,054           375,980

     M&E Rate .0145                     2,399            663                 -
     M&E Rate .0155                       428            243                 -

     M&E Rate .0165                       354            264                 -
     Retired Payout                         -              -                 -

Accumulation Unit Value (Net
  Assets Divided by units
  outstanding):

     M&E Rate .0000                $     0.00       $   0.00       $     46.29

     M&E Rate .0029                $     0.00       $   0.00       $      0.00
     M&E Rate .0039                $     0.00       $   0.00       $      0.00

     M&E Rate .0060                $     0.00       $   0.00       $      0.00
     M&E Rate .0080                $     0.00       $   0.00       $      0.00

     M&E Rate .0095                $    11.61       $  25.44       $     43.47
     M&E Rate .0125                $    11.52       $  25.44       $     42.78
     M&E Rate .0145                $    11.05       $  25.40       $      0.00

     M&E Rate .0155                $    11.03       $  25.41       $      0.00
     M&E Rate .0165                $    11.03       $  25.37       $      0.00
     Retired Payout                $     0.00       $   0.00       $      0.00



See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2006


                        T. ROWE PRICE  T. ROWE PRICE  WELLS FARGO                    DOW JONES            DOW JONES
                          SMALL CAP      VIP PRIME     ADVANTAGE   WELLS FARGO  WILSHIRE 5000 INDEX  WILSHIRE 5000 INDEX
                          VALUE FUND      RESERVES     DISCOVERY   OPPORTUNITY       PORTFOLIO-           PORTFOLIO-
                        ADVISOR CLASS    PORTFOLIO        FUND         FUND        INSTITUTIONAL          INVESTMENT
------------------------------------------------------------------------------------------------------------------------


ASSETS
       Investments at
          market value   $20,662,673      $980,180     $9,634,293  $10,075,310      $21,395,085          $14,231,118


------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS             $20,662,673      $980,180     $9,634,293  $10,075,310      $21,395,085          $14,231,118
------------------------------------------------------------------------------------------------------------------------
NET ASSETS
       Net Assets
          (Indefinite
          units
          authorized)

          Active
            Contract
            Owners        20,662,673       980,180      9,620,734   10,075,310       21,395,085           14,231,118
          Retired
            Contract
            Owners                 -             -         13,559            -                -                    -
------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS         $20,662,673      $980,180     $9,634,293  $10,075,310      $21,395,085          $14,231,118
------------------------------------------------------------------------------------------------------------------------
       Total units           411,647       957,241        598,291      284,629        1,785,898            1,212,494

       Blended unit
          value (Net
          assets
          divided by
          total units
          held)          $     50.20      $   1.02     $    16.10  $     35.40      $     11.98          $     11.74

INVESTMENTS
       Cost of
          investments    $14,077,226      $980,180     $7,382,409  $ 7,861,595      $17,333,435          $11,305,299

       Unrealized
          appreciation
          (depreciati-
          on) on
          investments    $ 6,585,447      $      0     $2,251,884  $ 2,213,715      $ 4,061,650          $ 2,925,819

       Number of
          shares in
          underlying
          mutual funds       504,092       980,180        586,028      419,455        1,779,952            1,183,953

Total Net Assets
  Represented by:

  Number of units
     outstanding:

     M&E Rate .0000            1,694             -          3,482            7                6                   17
     M&E Rate .0029                -             -              -            -                -                    -

     M&E Rate .0039                -             -              -            -                -                    -
     M&E Rate .0060                -             -              -            -                -                    -
     M&E Rate .0080                -             -              -            -                -                    -

     M&E Rate .0095           14,954       173,556         26,927        6,796           14,110              171,006
     M&E Rate .0125          394,999       776,113        566,905      277,826        1,771,782            1,035,532

     M&E Rate .0145                -           321             25            -                -                1,097
     M&E Rate .0155                -         7,011            109            -                -                4,515

     M&E Rate .0165                -           240             18            -                -                  327
     Retired Payout                -             -            825            -                -                    -

Accumulation Unit
  Value (Net Assets
  Divided by units
  outstanding):

     M&E Rate .0000      $     54.23      $   0.00     $    16.44  $     38.18      $     12.97          $     12.71

     M&E Rate .0029      $      0.00      $   0.00     $     0.00  $      0.00      $      0.00          $      0.00
     M&E Rate .0039      $      0.00      $   0.00     $     0.00  $      0.00      $      0.00          $      0.00

     M&E Rate .0060      $      0.00      $   0.00     $     0.00  $      0.00      $      0.00          $      0.00
     M&E Rate .0080      $      0.00      $   0.00     $     0.00  $      0.00      $      0.00          $      0.00

     M&E Rate .0095      $     51.00      $   1.02     $    16.18  $     35.91      $     12.21          $     11.98
     M&E Rate .0125      $     50.15      $   1.02     $    16.10  $     35.39      $     11.98          $     11.70
     M&E Rate .0145      $      0.00      $   1.02     $    16.25  $      0.00      $      0.00          $     11.98

     M&E Rate .0155      $      0.00      $   1.02     $    16.24  $      0.00      $      0.00          $     11.97
     M&E Rate .0165      $      0.00      $   1.02     $    16.25  $      0.00      $      0.00          $     11.96
     Retired Payout      $      0.00      $   0.00     $    16.44  $      0.00      $      0.00          $      0.00

                         WILSHIRE TARGET   WILSHIRE TARGET  WILSHIRE TARGET
                        LARGE CO. GROWTH  LARGE CO. GROWTH  LARGE CO. VALUE
                           PORTFOLIO-        PORTFOLIO-        PORTFOLIO
                          INSTITUTIONAL      INVESTMENT        INVESTMENT
---------------------------------------------------------------------------


ASSETS
       Investments at
          market value     $22,855,092       $16,269,078      $30,775,024


---------------------------------------------------------------------------
TOTAL ASSETS               $22,855,092       $16,269,078      $30,775,024
---------------------------------------------------------------------------
NET ASSETS
       Net Assets
          (Indefinite
          units
          authorized)

          Active
            Contract
            Owners          22,855,092        16,269,078       30,775,024
          Retired
            Contract
            Owners                   -                 -                -
---------------------------------------------------------------------------
TOTAL NET ASSETS           $22,855,092       $16,269,078      $30,775,024
---------------------------------------------------------------------------
       Total units             652,993           476,657        1,010,296

       Blended unit
          value (Net
          assets
          divided by
          total units
          held)            $     35.00       $     34.13      $     30.46

INVESTMENTS
       Cost of
          investments      $20,954,540       $13,578,727      $27,860,032

       Unrealized
          appreciation
          (depreciati-
          on) on
          investments      $ 1,900,552       $ 2,690,351      $ 2,914,992

       Number of
          shares in
          underlying
          mutual funds         620,388           449,422        1,338,626

Total Net Assets
  Represented by:

  Number of units
     outstanding:

     M&E Rate .0000                  1                 4               10
     M&E Rate .0029                  -                 -                -

     M&E Rate .0039                  -                 -                -
     M&E Rate .0060                  -                 -                -
     M&E Rate .0080                  -                 -                -

     M&E Rate .0095              2,319            55,720           83,914
     M&E Rate .0125            650,673           420,405          925,411

     M&E Rate .0145                  -               311              107
     M&E Rate .0155                  -                83              497

     M&E Rate .0165                  -               134              357
     Retired Payout                  -                 -                -

Accumulation Unit
  Value (Net Assets
  Divided by units
  outstanding):

     M&E Rate .0000        $     37.89       $     36.93      $     32.85

     M&E Rate .0029        $      0.00       $      0.00      $      0.00
     M&E Rate .0039        $      0.00       $      0.00      $      0.00

     M&E Rate .0060        $      0.00       $      0.00      $      0.00
     M&E Rate .0080        $      0.00       $      0.00      $      0.00

     M&E Rate .0095        $     35.67       $     34.66      $     30.97
     M&E Rate .0125        $     35.00       $     34.06      $     30.42
     M&E Rate .0145        $      0.00       $     35.75      $     24.80

     M&E Rate .0155        $      0.00       $     35.74      $     24.77
     M&E Rate .0165        $      0.00       $     35.75      $     24.76
     Retired Payout        $      0.00       $      0.00      $      0.00



See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2006


                              WILSHIRE TARGET  WILSHIRE TARGET   WILSHIRE     WILSHIRE    WILSHIRE   WILSHIRE    WILSHIRE
                             SMALL CO. GROWTH  SMALL CO. VALUE   VIT 2010     VIT 2010    VIT 2010   VIT 2015    VIT 2025
                                 PORTFOLIO        PORTFOLIO     AGGRESSIVE  CONSERVATIVE  MODERATE   MODERATE    MODERATE
                                INVESTMENT        INVESTMENT       FUND         FUND        FUND       FUND        FUND
--------------------------------------------------------------------------------------------------------------------------


ASSETS
       Investments at
          market value          $3,570,913        $4,540,828     $154,543     $452,608    $304,662  $1,935,046  $1,371,803


--------------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                    $3,570,913        $4,540,828     $154,543     $452,608    $304,662  $1,935,046  $1,371,803
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
       Net Assets
          (Indefinite units
          authorized)

          Active Contract
            Owners               3,570,913         4,526,840      154,543      452,608     304,662   1,935,046   1,371,803
          Retired Contract
            Owners                       -            13,988            -            -           -           -           -
--------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                $3,570,913        $4,540,828     $154,543     $452,608    $304,662  $1,935,046  $1,371,803
--------------------------------------------------------------------------------------------------------------------------
       Total units                 156,600           156,773       14,781       43,658      29,326     185,103     130,407

       Blended unit value
          (Net assets
          divided by total
          units held)           $    22.80        $    28.96     $  10.46     $  10.37    $  10.39  $    10.45  $    10.52

INVESTMENTS
       Cost of investments      $3,316,680        $4,558,429     $148,564     $442,219    $296,852  $1,881,836  $1,326,584

       Unrealized
          appreciation
          (depreciation) on
          investments           $  254,233        $  (17,601)    $  5,979     $ 10,389    $  7,810  $   53,210  $   45,219

       Number of shares in
          underlying mutual
          funds                    204,519           241,920       14,663       43,270      29,099     183,591     129,415

Total Net Assets
  Represented by:
  Number of units
     outstanding:

     M&E Rate .0000                     11                16            -            -           -           -           -
     M&E Rate .0029                      -                 -            -            -           -           -           -

     M&E Rate .0039                      -                 -            -            -           -           -           -
     M&E Rate .0060                      -                 -            -            -           -           -           -
     M&E Rate .0080                      -                 -            -            -           -           -           -

     M&E Rate .0095                 16,381             9,985          876           44       3,389          48      27,833
     M&E Rate .0125                140,208           145,709       13,750       31,465      25,772     179,111     101,522

     M&E Rate .0145                      -               164           73           84          41       2,144          96
     M&E Rate .0155                      -                29           40           57          49          89         144

     M&E Rate .0165                      -               125           42       12,008          75       3,711         812
     Retired Payout                      -               745            -            -           -           -           -

Accumulation Unit Value
  (Net Assets Divided by
  units outstanding):

     M&E Rate .0000             $    25.18        $    31.34     $   0.00     $   0.00    $   0.00  $     0.00  $     0.00

     M&E Rate .0029             $     0.00        $     0.00     $   0.00     $   0.00    $   0.00  $     0.00  $     0.00
     M&E Rate .0039             $     0.00        $     0.00     $   0.00     $   0.00    $   0.00  $     0.00  $     0.00

     M&E Rate .0060             $     0.00        $     0.00     $   0.00     $   0.00    $   0.00  $     0.00  $     0.00
     M&E Rate .0080             $     0.00        $     0.00     $   0.00     $   0.00    $   0.00  $     0.00  $     0.00

     M&E Rate .0095             $    23.76        $    29.43     $  10.47     $  10.39    $  10.40  $    10.47  $    10.53
     M&E Rate .0125             $    22.69        $    29.00     $  10.45     $  10.38    $  10.39  $    10.46  $    10.52
     M&E Rate .0145             $     0.00        $    20.66     $  10.43     $  10.35    $  10.35  $    10.41  $    10.49

     M&E Rate .0155             $     0.00        $    20.60     $  10.42     $  10.35    $  10.36  $    10.43  $    10.49
     M&E Rate .0165             $     0.00        $    20.61     $  10.42     $  10.34    $  10.35  $    10.42  $    10.48
     Retired Payout             $     0.00        $    18.77     $   0.00     $   0.00    $   0.00  $     0.00  $     0.00

                             WILSHIRE  WILSHIRE
                             VIT 2035  VIT 2045
                             MODERATE  MODERATE
                               FUND      FUND
-----------------------------------------------


ASSETS
       Investments at
          market value       $323,882  $288,884


-----------------------------------------------
TOTAL ASSETS                 $323,882  $288,884
-----------------------------------------------
NET ASSETS
       Net Assets
          (Indefinite units
          authorized)

          Active Contract
            Owners            323,882   288,884
          Retired Contract
            Owners                  -         -
-----------------------------------------------
TOTAL NET ASSETS             $323,882  $288,884
-----------------------------------------------
       Total units             30,894    27,488

       Blended unit value
          (Net assets
          divided by total
          units held)        $  10.48  $  10.51

INVESTMENTS
       Cost of investments   $313,941  $280,487

       Unrealized
          appreciation
          (depreciation) on
          investments        $  9,941  $  8,397

       Number of shares in
          underlying mutual
          funds                30,642    27,279

Total Net Assets
  Represented by:
  Number of units
     outstanding:

     M&E Rate .0000                 -         -
     M&E Rate .0029                 -         -

     M&E Rate .0039                 -         -
     M&E Rate .0060                 -         -
     M&E Rate .0080                 -         -

     M&E Rate .0095                43     5,944
     M&E Rate .0125            27,795    21,200

     M&E Rate .0145               224        78
     M&E Rate .0155               157       198

     M&E Rate .0165             2,675        68
     Retired Payout                 -         -

Accumulation Unit Value
  (Net Assets Divided by
  units outstanding):

     M&E Rate .0000          $   0.00  $   0.00

     M&E Rate .0029          $   0.00  $   0.00
     M&E Rate .0039          $   0.00  $   0.00

     M&E Rate .0060          $   0.00  $   0.00
     M&E Rate .0080          $   0.00  $   0.00

     M&E Rate .0095          $  10.50  $  10.52
     M&E Rate .0125          $  10.49  $  10.51
     M&E Rate .0145          $  10.46  $  10.48

     M&E Rate .0155          $  10.45  $  10.48
     M&E Rate .0165          $  10.46  $  10.47
     Retired Payout          $   0.00  $   0.00



See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF NET ASSETS

DECEMBER 31, 2006


                                    WILSHIRE      WILSHIRE      WILSHIRE    WILSHIRE VIT    WILSHIRE VIT   WILSHIRE VIT
                                  VIT BALANCED   VIT EQUITY    VIT INCOME  INTERNATIONAL     SHORT TERM      SMALL CAP
                                      FUND          FUND          FUND      EQUITY FUND   INVESTMENT FUND   GROWTH FUND
                                    HM SHARES     HM SHARES    HM SHARES     HM SHARES       HM SHARES       HM SHARES
-----------------------------------------------------------------------------------------------------------------------


ASSETS
       Investments at market
          value                   $252,323,998  $299,817,043  $24,325,701   $46,152,212      $3,013,273     $48,546,140


-----------------------------------------------------------------------------------------------------------------------
TOTAL ASSETS                      $252,323,998  $299,817,043  $24,325,701   $46,152,212      $3,013,273     $48,546,140
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS
       Net Assets (Indefinite
          units authorized)

          Active Contract Owners   251,149,146   298,068,553   24,188,802    46,152,212       3,013,273      48,546,140
          Retired Contract
            Owners                   1,174,852     1,748,490      136,899             -               -               -
-----------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                  $252,323,998  $299,817,043  $24,325,701   $46,152,212      $3,013,273     $48,546,140
-----------------------------------------------------------------------------------------------------------------------
       Total units                  11,192,957    11,536,345    1,392,269     2,973,151         263,769       3,626,620

       Blended unit value (Net
          assets divided by
          total units held)       $      22.54  $      25.99  $     17.47   $     15.52      $    11.42     $     13.39

INVESTMENTS
       Cost of investments        $224,845,455  $271,586,476  $24,664,905   $32,387,594      $3,024,876     $49,933,320

       Unrealized appreciation
          (depreciation) on
          investments             $ 27,478,543  $ 28,230,567  $  (339,204)  $13,764,618      $  (11,603)    $(1,387,180)

       Number of shares in
          underlying mutual
          funds                     12,534,757    11,878,643    1,968,095     2,864,808         287,527       3,409,125

Total Net Assets Represented by:
  Number of units outstanding:

     M&E Rate .0000                     10,536         3,834            8         5,712              10             573
     M&E Rate .0029                          -       322,036            -             -               -               -

     M&E Rate .0039                          -        98,055            -             -               -               -
     M&E Rate .0060                          -             -            -             -               -               -
     M&E Rate .0080                          -             -            -             -               -               -

     M&E Rate .0095                    110,505        64,705      131,946        68,366          22,365          40,374
     M&E Rate .0125                 11,010,276    10,978,177    1,245,617     2,897,834         239,483       3,585,367

     M&E Rate .0145                      1,056            51        2,184           504             345              79
     M&E Rate .0155                        199           177        1,094           452           1,538             136

     M&E Rate .0165                      2,022            35          344           283              28              91
     Retired Payout                     58,363        69,275       11,076             -               -               -

Accumulation Unit Value (Net
  Assets Divided by units
  outstanding):

     M&E Rate .0000               $      24.40  $      28.07  $     18.93   $     16.80      $    12.35     $     14.49

     M&E Rate .0029               $       0.00  $      27.56  $      0.00   $      0.00      $     0.00     $      0.00
     M&E Rate .0039               $       0.00  $      27.38  $      0.00   $      0.00      $     0.00     $      0.00

     M&E Rate .0060               $       0.00  $       0.00  $      0.00   $      0.00      $     0.00     $      0.00
     M&E Rate .0080               $       0.00  $       0.00  $      0.00   $      0.00      $     0.00     $      0.00

     M&E Rate .0095               $      22.99  $      26.43  $     17.83   $     15.81      $    11.63     $     13.64
     M&E Rate .0125               $      22.55  $      25.93  $     17.49   $     15.51      $    11.41     $     13.38
     M&E Rate .0145               $      20.64  $      25.88  $     12.74   $     16.03      $    10.75     $     14.08

     M&E Rate .0155               $      20.63  $      25.83  $     12.67   $     16.09      $    10.73     $     14.08
     M&E Rate .0165               $      20.61  $      25.81  $     12.72   $     16.02      $    10.75     $     14.60
     Retired Payout               $      20.13  $      25.24  $     12.36   $      0.00      $     0.00     $      0.00

                                    WILSHIRE VIT
                                      SOCIALLY
                                  RESPONSIBLE FUND
                                      HM SHARES
--------------------------------------------------


ASSETS
       Investments at market
          value                      $86,307,411


--------------------------------------------------
TOTAL ASSETS                         $86,307,411
--------------------------------------------------
NET ASSETS
       Net Assets (Indefinite
          units authorized)

          Active Contract Owners      86,307,411
          Retired Contract
            Owners                             -
--------------------------------------------------
TOTAL NET ASSETS                     $86,307,411
--------------------------------------------------
       Total units                     4,202,774

       Blended unit value (Net
          assets divided by
          total units held)          $     20.54

INVESTMENTS
       Cost of investments           $68,852,513

       Unrealized appreciation
          (depreciation) on
          investments                $17,454,898

       Number of shares in
          underlying mutual
          funds                        4,951,647

Total Net Assets Represented by:
  Number of units outstanding:

     M&E Rate .0000                        2,920
     M&E Rate .0029                            -

     M&E Rate .0039                            -
     M&E Rate .0060                            -
     M&E Rate .0080                            -

     M&E Rate .0095                       50,762
     M&E Rate .0125                    4,147,538

     M&E Rate .0145                          331
     M&E Rate .0155                           98

     M&E Rate .0165                        1,125
     Retired Payout                            -

Accumulation Unit Value (Net
  Assets Divided by units
  outstanding):

     M&E Rate .0000                  $     22.22

     M&E Rate .0029                  $      0.00
     M&E Rate .0039                  $      0.00

     M&E Rate .0060                  $      0.00
     M&E Rate .0080                  $      0.00

     M&E Rate .0095                  $     20.93
     M&E Rate .0125                  $     20.53
     M&E Rate .0145                  $     19.48

     M&E Rate .0155                  $     19.31
     M&E Rate .0165                  $     19.29
     Retired Payout                  $      0.00



See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2006


                                                 ALLIANCE    ALLIANCE                                                   CREDIT
                                                BERNSTEIN    BERNSTEIN                                                  SUISSE
                                                SMALL/MID    VPS SMALL                                                   TRUST
                            ALLIANCEBERNSTEIN   CAP VALUE   CAP GROWTH                    ARIEL      COHEN & STEERS      SMALL
                               LARGE GROWTH     PORTFOLIO    PORTFOLIO      ARIEL     APPRECIATION    (VIF) REALTY    CAP CORE I
                                PORTFOLIO         CLASS       CLASS B       FUND          FUND         FUND, INC.      PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME

  DIVIDEND INCOME
     DISTRIBUTION               $       -        $    11      $    -     $        -    $   24,169       $ 28,153       $      -
--------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                 -             11           -              -        24,169         28,153              -
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS

  CAPITAL GAIN
     DISTRIBUTION                       -            333           -      2,207,240     3,613,892         12,097              -

  NET REALIZED GAIN
     (LOSS) ON
     INVESTMENTS                 (201,682)         1,635         (95)       596,622       732,173          7,924         85,558

NET UNREALIZED
  APPRECIATION
  (DEPRECIATION) ON
  INVESTMENTS                     115,606         20,010       5,367        488,913       953,081         86,806        106,550
--------------------------------------------------------------------------------------------------------------------------------
  NET GAIN (LOSS)
     ON INVESTMENTS               (86,076)        21,978       5,272      3,292,775     5,299,146        106,827        192,108
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
  MORTALITY AND EXPENSE
     RISK CHARGE (NOTE 1)        (318,714)        (1,113)       (295)      (410,009)     (602,121)        (5,460)       (49,953)

--------------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                 (318,714)        (1,113)       (295)      (410,009)     (602,121)        (5,460)       (49,953)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS               $(404,790)       $20,876      $4,977     $2,882,766    $4,721,194       $129,520       $142,155

                                            DELAWARE
                               DAVIS       VIP GROWTH
                               VALUE     OPPORTUNITIES
                             PORTFOLIO   SERVICE CLASS

------------------------------------------------------


INVESTMENT INCOME

  DIVIDEND INCOME
     DISTRIBUTION           $   84,880      $      -
------------------------------------------------------
  NET INVESTMENT INCOME         84,880             -
------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS

  CAPITAL GAIN
     DISTRIBUTION                    -             -

  NET REALIZED GAIN
     (LOSS) ON
     INVESTMENTS               236,116        26,364

NET UNREALIZED
  APPRECIATION
  (DEPRECIATION) ON
  INVESTMENTS                1,150,190        23,607
------------------------------------------------------
  NET GAIN (LOSS)
     ON INVESTMENTS          1,386,306        49,971
------------------------------------------------------

EXPENSES
  MORTALITY AND EXPENSE
     RISK CHARGE (NOTE 1)     (123,788)      (10,063)

------------------------------------------------------
  TOTAL EXPENSES              (123,788)      (10,063)
------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS           $1,347,398      $ 39,908



See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2006


                                                                             FIDELITY     FIDELITY                      FIDELITY
                               DELAWARE VIP       DREYFUS       FIDELITY    VIP GROWTH    VIP HIGH      FIDELITY     VIP INVESTMENT
                               TREND SERIES    MIDCAP STOCK    VIP GROWTH    & INCOME      INCOME    VIP INDEX 500     GRADE BOND
                              SERVICE CLASS   SERVICE SHARES    PORTFOLIO    PORTFOLIO   PORTFOLIO     PORTFOLIO        PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME

  DIVIDEND INCOME
     DISTRIBUTION                $     -         $  1,404      $   61,279   $   99,734    $388,796     $  747,732       $ 699,453
-----------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                -            1,404          61,279       99,734     388,796        747,732         699,453
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS

  CAPITAL GAIN DISTRIBUTION            -          126,510               -      360,943           -              -          43,899

  NET REALIZED GAIN (LOSS)
     ON INVESTMENTS               21,872            6,988        (426,483)     144,764     (57,915)        60,175        (112,531)

NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON
  INVESTMENTS                     14,192          (78,760)      2,839,246    1,359,735     140,943      7,026,523         164,190

-----------------------------------------------------------------------------------------------------------------------------------
  NET GAIN (LOSS) ON
     INVESTMENTS                  36,064           54,738       2,412,763    1,865,442      83,028      7,086,698          95,558
-----------------------------------------------------------------------------------------------------------------------------------

EXPENSES
  MORTALITY AND EXPENSE
     RISK CHARGE (NOTE 1)         (5,771)         (10,073)       (473,546)    (189,831)    (52,676)      (651,921)       (231,333)

-----------------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                  (5,771)         (10,073)       (473,546)    (189,831)    (52,676)      (651,921)       (231,333)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                $30,293         $ 46,069      $2,000,496   $1,775,345    $419,148     $7,182,509       $ 563,678

                                FIDELITY       FIDELITY
                              VIP MID CAP   VIP OVERSEAS
                               PORTFOLIO      PORTFOLIO

---------------------------------------------------------


INVESTMENT INCOME

  DIVIDEND INCOME
     DISTRIBUTION             $    72,840     $  143,853
---------------------------------------------------------
  NET INVESTMENT INCOME            72,840        143,853
---------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS

  CAPITAL GAIN DISTRIBUTION     4,856,727        124,673

  NET REALIZED GAIN (LOSS)
     ON INVESTMENTS             1,452,821        377,818

NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON
  INVESTMENTS                  (1,519,131)     3,310,592

---------------------------------------------------------
  NET GAIN (LOSS) ON
     INVESTMENTS                4,790,417      3,813,083
---------------------------------------------------------

EXPENSES
  MORTALITY AND EXPENSE
     RISK CHARGE (NOTE 1)        (532,652)      (283,812)

---------------------------------------------------------
  TOTAL EXPENSES                 (532,652)      (283,812)
---------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS             $ 4,330,605     $3,673,124



See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2006


                                                                                                           RAINIER      ROYCE
                             GOLDMAN SACHS      J.P. MORGAN      LORD ABBETT     NEUBERGER                SMALL/MID    CAPITAL
                            VIT CORE SMALL   U.S. DISCIPLINED    SERIES FUND       BERMAN      PUTNAM        CAP         FUND
                              CAP EQUITY          EQUITY            GROWTH        GENESIS     VT VISTA     EQUITY     SMALL-CAP
                                 FUND            PORTFOLIO      OPPORTUNITIES       FUND        FUND      PORTFOLIO   PORTFOLIO

-------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME

  DIVIDEND INCOME
     DISTRIBUTION              $ 11,223         $  188,586         $      -     $   177,431   $      -   $        -    $  2,961
-------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME          11,223            188,586                -         177,431          -            -       2,961
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS

  CAPITAL GAIN
     DISTRIBUTION               122,503                  -           15,960       2,211,062          -      705,393     220,402

  NET REALIZED GAIN
     (LOSS) ON
     INVESTMENTS                 19,529            130,949           26,351         621,301    138,285      467,093      63,383

NET UNREALIZED
  APPRECIATION
  (DEPRECIATION) ON
  INVESTMENTS                     3,884          2,706,543           59,153      (1,120,750)   231,319    1,134,530     277,942

-------------------------------------------------------------------------------------------------------------------------------
  NET GAIN (LOSS) ON
     INVESTMENTS                145,916          2,837,492          101,464       1,711,613    369,604    2,307,016     561,727
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
  MORTALITY AND EXPENSE
     RISK CHARGE (NOTE 1)       (16,221)          (238,057)         (17,600)       (344,980)   (88,362)    (215,412)    (47,546)

-------------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                (16,221)          (238,057)         (17,600)       (344,980)   (88,362)    (215,412)    (47,546)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS              $140,918         $2,788,021         $ 83,864     $ 1,544,064   $281,242   $2,091,604    $517,142

                                               T. ROWE PRICE
                              T. ROWE PRICE      SMALL CAP
                               EQUITY INC.       STOCK FUND
                            PORTFOLIO VIP II   ADVISOR CLASS

------------------------------------------------------------


INVESTMENT INCOME

  DIVIDEND INCOME
     DISTRIBUTION                $ 3,286         $        -
------------------------------------------------------------
  NET INVESTMENT INCOME            3,286                  -
------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS

  CAPITAL GAIN
     DISTRIBUTION                 12,950          1,228,131

  NET REALIZED GAIN
     (LOSS) ON
     INVESTMENTS                   5,897            432,803

NET UNREALIZED
  APPRECIATION
  (DEPRECIATION) ON
  INVESTMENTS                     24,861            263,540

------------------------------------------------------------
  NET GAIN (LOSS) ON
     INVESTMENTS                  43,708          1,924,474
------------------------------------------------------------

EXPENSES
  MORTALITY AND EXPENSE
     RISK CHARGE (NOTE 1)         (2,238)          (201,970)

------------------------------------------------------------
  TOTAL EXPENSES                  (2,238)          (201,970)
------------------------------------------------------------
NET INCREASE (DECREASE)
  IN NET ASSETS RESULTING
  FROM OPERATIONS                $44,756         $1,722,504



See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2006


                                                                                                                      WILSHIRE
                                 T. ROWE       T. ROWE                                  DOW JONES      DOW JONES       TARGET
                                  PRICE         PRICE     WELLS FARGO                    WILSHIRE      WILSHIRE      LARGE CO.
                                SMALL CAP     VIP PRIME    ADVANTAGE    WELLS FARGO     5000 INDEX    5000 INDEX       GROWTH
                                VALUE FUND     RESERVES    DISCOVERY    OPPORTUNITY     PORTFOLIO-    PORTFOLIO-     PORTFOLIO-
                              ADVISOR CLASS   PORTFOLIO       FUND          FUND      INSTITUTIONAL   INVESTMENT   INSTITUTIONAL

--------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME

  DIVIDEND INCOME
     DISTRIBUTION               $   97,060     $22,478     $        -    $        -     $  235,600    $  118,131     $        -
--------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME             97,060      22,478              -             -        235,600       118,131              -
--------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS

  CAPITAL GAIN DISTRIBUTION        684,278           -              -     1,059,349              -             -              -

  NET REALIZED GAIN (LOSS)
     ON INVESTMENTS                878,313           -        125,757        97,868        (55,797)      134,598       (475,248)

NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON
  INVESTMENTS                    1,305,707           -      1,112,199       (29,122)     2,579,334     1,451,349      1,634,731
--------------------------------------------------------------------------------------------------------------------------------

  NET GAIN (LOSS) ON
     INVESTMENTS                 2,868,298           -      1,237,956     1,128,095      2,523,537     1,585,947      1,159,483
--------------------------------------------------------------------------------------------------------------------------------

EXPENSES
  MORTALITY AND EXPENSE
     RISK CHARGE (NOTE 1)         (249,113)     (5,721)      (110,516)     (121,146)      (247,573)     (147,488)      (278,948)

--------------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                  (249,113)     (5,721)      (110,516)     (121,146)      (247,573)     (147,488)      (278,948)
--------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS               $2,716,245     $16,757     $1,127,440    $1,006,949     $2,511,564    $1,556,590     $  880,535

                               WILSHIRE      WILSHIRE
                                TARGET        TARGET
                               LARGE CO.    LARGE CO.
                                GROWTH        VALUE
                              PORTFOLIO-    PORTFOLIO
                              INVESTMENT    INVESTMENT

------------------------------------------------------


INVESTMENT INCOME

  DIVIDEND INCOME
     DISTRIBUTION              $       -   $  234,262
------------------------------------------------------
  NET INVESTMENT INCOME                -      234,262
------------------------------------------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS

  CAPITAL GAIN DISTRIBUTION            -    2,326,063

  NET REALIZED GAIN (LOSS)
     ON INVESTMENTS              107,984      174,351

NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON
  INVESTMENTS                    643,361    1,897,044
------------------------------------------------------

  NET GAIN (LOSS) ON
     INVESTMENTS                 751,345    4,397,458
------------------------------------------------------

EXPENSES
  MORTALITY AND EXPENSE
     RISK CHARGE (NOTE 1)       (176,402)    (327,398)

------------------------------------------------------
  TOTAL EXPENSES                (176,402)    (327,398)
------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS              $ 574,943   $4,304,322



See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT

HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2006


                                 WILSHIRE TARGET   WILSHIRE TARGET    WILSHIRE      WILSHIRE     WILSHIRE   WILSHIRE   WILSHIRE
                                SMALL CO. GROWTH   SMALL CO. VALUE    VIT 2010      VIT 2010     VIT 2010   VIT 2015   VIT 2025
                                   PORTFOLIO-         PORTFOLIO      AGGRESSIVE   CONSERVATIVE   MODERATE   MODERATE   MODERATE
                                   INVESTMENT         INVESTMENT        FUND          FUND         FUND       FUND       FUND

-------------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME

  DIVIDEND INCOME
     DISTRIBUTION                   $      -           $  7,338        $    -        $     -      $    -     $     -    $     -
-------------------------------------------------------------------------------------------------------------------------------
  NET INVESTMENT INCOME                    -              7,338             -              -           -           -          -
-------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS

  CAPITAL GAIN DISTRIBUTION          245,924            446,746             -              -           -           -          -

  NET REALIZED GAIN (LOSS) ON
     INVESTMENTS                     123,943             74,058           192            525         219      11,279      4,262

NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON
  INVESTMENTS                         (1,296)           222,337         5,979         10,389       7,810      53,210     45,219

-------------------------------------------------------------------------------------------------------------------------------
  NET GAIN (LOSS) ON
     INVESTMENTS                     368,571            743,141         6,171         10,914       8,029      64,489     49,481
-------------------------------------------------------------------------------------------------------------------------------

EXPENSES
  MORTALITY AND EXPENSE RISK
     CHARGE (NOTE 1)                 (41,893)           (51,430)         (588)        (1,641)       (823)     (5,642)    (3,803)

-------------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                     (41,893)           (51,430)         (588)        (1,641)       (823)     (5,642)    (3,803)
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING

  FROM OPERATIONS                   $326,678           $699,049        $5,583        $ 9,273      $7,206     $58,847    $45,678

                                WILSHIRE   WILSHIRE
                                VIT 2035   VIT 2045
                                MODERATE   MODERATE
                                  FUND       FUND

---------------------------------------------------


INVESTMENT INCOME

  DIVIDEND INCOME
     DISTRIBUTION                $     -    $    -
---------------------------------------------------
  NET INVESTMENT INCOME                -         -
---------------------------------------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS

  CAPITAL GAIN DISTRIBUTION            -         -

  NET REALIZED GAIN (LOSS) ON
     INVESTMENTS                     198     1,501

NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON
  INVESTMENTS                      9,941     8,397

---------------------------------------------------
  NET GAIN (LOSS) ON
     INVESTMENTS                  10,139     9,898
---------------------------------------------------

EXPENSES
  MORTALITY AND EXPENSE RISK
     CHARGE (NOTE 1)                (886)     (747)

---------------------------------------------------
  TOTAL EXPENSES                    (886)     (747)
---------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING

  FROM OPERATIONS                $ 9,253    $9,151



See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

DECEMBER 31, 2006


                                       WILSHIRE       WILSHIRE     WILSHIRE     WILSHIRE VIT     WILSHIRE VIT    WILSHIRE VIT
                                     VIT BALANCED    VIT EQUITY   VIT INCOME   INTERNATIONAL      SHORT TERM       SMALL CAP
                                         FUND           FUND         FUND       EQUITY FUND    INVESTMENT FUND    GROWTH FUND
                                       HM SHARES     HM SHARES     HM SHARES     HM SHARES        HM SHARES        HM SHARES

-----------------------------------------------------------------------------------------------------------------------------


INVESTMENT INCOME

  DIVIDEND INCOME DISTRIBUTION        $ 8,488,932   $ 2,671,075    $ 982,121     $  325,448        $113,811       $         -
-----------------------------------------------------------------------------------------------------------------------------

  NET INVESTMENT INCOME                 8,488,932     2,671,075      982,121        325,448         113,811                 -
-----------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS

  CAPITAL GAIN DISTRIBUTION               678,928     7,571,445       26,544              -               -                 -

  NET REALIZED GAIN (LOSS) ON
     INVESTMENTS                        1,591,202       611,369      (84,735)       878,213          63,517        (1,350,766)

NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS        16,408,420    34,672,222       12,403      7,787,337         (24,510)        6,539,586

-----------------------------------------------------------------------------------------------------------------------------
  NET GAIN (LOSS) ON INVESTMENTS       18,678,550    42,855,036      (45,788)     8,665,550          39,007         5,188,820
-----------------------------------------------------------------------------------------------------------------------------

EXPENSES
  MORTALITY AND EXPENSE RISK
     CHARGE (NOTE 1)                   (3,063,495)   (3,490,592)    (288,389)      (518,371)        (36,714)         (604,991)

-----------------------------------------------------------------------------------------------------------------------------
  TOTAL EXPENSES                       (3,063,495)   (3,490,592)    (288,389)      (518,371)        (36,714)         (604,991)
-----------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING
  FROM OPERATIONS                     $24,103,987   $42,035,519    $ 647,944     $8,472,627        $116,104       $ 4,583,829

                                       WILSHIRE VIT
                                         SOCIALLY
                                     RESPONSIBLE FUND
                                         HM SHARES

-----------------------------------------------------


INVESTMENT INCOME

  DIVIDEND INCOME DISTRIBUTION          $   955,433
-----------------------------------------------------

  NET INVESTMENT INCOME                     955,433
-----------------------------------------------------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS

  CAPITAL GAIN DISTRIBUTION               8,381,976

  NET REALIZED GAIN (LOSS) ON
     INVESTMENTS                          1,420,138

NET UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS           4,311,374

-----------------------------------------------------
  NET GAIN (LOSS) ON INVESTMENTS         14,113,488
-----------------------------------------------------

EXPENSES
  MORTALITY AND EXPENSE RISK
     CHARGE (NOTE 1)                       (997,434)

-----------------------------------------------------
  TOTAL EXPENSES                           (997,434)
-----------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING
  FROM OPERATIONS                       $14,071,487



See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2006


                                                ALLIANCE          ALLIANCE
                                               BERNSTEIN         BERNSTEIN
                         ALLIANCEBERNSTEIN     SMALL/MID         VPS SMALL                       ARIEL     COHEN & STEERS
                            LARGE GROWTH       CAP VALUE         CAP GROWTH        ARIEL     APPRECIATION   (VIF) REALTY
                             PORTFOLIO      PORTFOLIO CLASS  PORTFOLIO CLASS B      FUND         FUND        FUND, INC.

-------------------------------------------------------------------------------------------------------------------------


OPERATIONS

     NET INVESTMENT
       INCOME               $         -         $     11          $     -       $         -   $    24,169    $   28,153

     CAPITAL GAIN
       DISTRIBUTION                   -              333                -         2,207,240     3,613,892        12,097

     NET REALIZED GAIN
       (LOSS) ON
       INVESTMENTS             (201,682)           1,635              (95)          596,622       732,173         7,924

     NET UNREALIZED
       APPRECIATION
       (DEPRECIATION)
       ON INVESTMENTS           115,606           20,010            5,367           488,913       953,081        86,806

     MORTALITY AND
       EXPENSE RISK
       CHARGE (NOTE 1)         (318,714)          (1,113)            (295)         (410,009)     (602,121)       (5,460)


-------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS                   (404,790)          20,876            4,977         2,882,766     4,721,194       129,520

-------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS'
  TRANSACTIONS

     GROSS STIPULATED
       PAYMENTS
       RECEIVED               4,345,554           72,961           27,969         4,758,089     7,051,742       383,026

     SALES AND
       ADMINISTRATIVE
       EXPENSES (NOTE
       1)                          (469)              (2)              (5)             (730)         (939)          (12)

-------------------------------------------------------------------------------------------------------------------------

     NET CONSIDERATION
       RECEIVED ON
       ANNUITY
       CONTRACTS              4,345,085           72,959           27,964         4,757,359     7,050,803       383,014

     NET TRANSFER FROM
       (TO) FIXED
       ACCUMULATION
       ACCOUNT                  591,325           74,607           15,433          (104,119)       58,785       389,473

     TRANSFERS FROM
       (TO) OTHER
       DIVISIONS                871,736          148,381           39,942          (577,877)   (1,153,356)      919,511

     PAYMENTS TO
       CONTRACT OWNERS       (1,752,030)         (20,154)          (9,952)       (2,161,621)   (3,242,064)       (4,599)

     ANNUAL MAINTENANCE
       CHARGE (NOTE 1)          (28,379)               -                -           (17,927)      (28,354)            -

     SURRENDER CHARGES
       (NOTE 1)                 (14,179)               -                -           (24,214)      (39,488)           (2)

     MORTALITY
       GUARANTEE
       ADJUSTMENT                     -                -                -                 -             -             -

-------------------------------------------------------------------------------------------------------------------------

     NET INCREASE
       (DECREASE) IN
       NET ASSETS
       RESULTING FROM
       CONTRACT OWNERS'
       TRANSACTIONS           4,013,558          275,793           73,387         1,871,601     2,646,326     1,687,397


-------------------------------------------------------------------------------------------------------------------------

     TOTAL INCREASE
       (DECREASE) IN
       NET ASSETS             3,608,768          296,669           78,364         4,754,367     7,367,520     1,816,917

NET ASSETS:

  BEGINNING OF PERIOD        24,631,711                -                -        31,246,811    46,884,762             -

-------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD              28,240,479          296,669           78,364        36,001,178    54,252,282     1,816,917

-------------------------------------------------------------------------------------------------------------------------


                                                              DELAWARE
                         CREDIT SUISSE TRUST     DAVIS       VIP GROWTH
                           SMALL CAP CORE I      VALUE     OPPORTUNITIES
                              PORTFOLIO        PORTFOLIO   SERVICE CLASS

------------------------------------------------------------------------


OPERATIONS

     NET INVESTMENT
       INCOME                 $        -      $    84,880    $        -

     CAPITAL GAIN
       DISTRIBUTION                    -                -             -

     NET REALIZED GAIN
       (LOSS) ON
       INVESTMENTS                85,558          236,116        26,364

     NET UNREALIZED
       APPRECIATION
       (DEPRECIATION)
       ON INVESTMENTS            106,550        1,150,190        23,607

     MORTALITY AND
       EXPENSE RISK
       CHARGE (NOTE 1)           (49,953)        (123,788)      (10,063)


------------------------------------------------------------------------

NET INCREASE (DECREASE)
  IN NET ASSETS
  RESULTING FROM
  OPERATIONS                     142,155        1,347,398        39,908

------------------------------------------------------------------------

CONTRACT OWNERS'
  TRANSACTIONS

     GROSS STIPULATED
       PAYMENTS
       RECEIVED                  310,141        1,402,517       337,218

     SALES AND
       ADMINISTRATIVE
       EXPENSES (NOTE
       1)                            (35)             (72)          (13)

------------------------------------------------------------------------

     NET CONSIDERATION
       RECEIVED ON
       ANNUITY
       CONTRACTS                 310,106        1,402,445       337,205

     NET TRANSFER FROM
       (TO) FIXED
       ACCUMULATION
       ACCOUNT                  (159,461)         231,562       118,844

     TRANSFERS FROM
       (TO) OTHER
       DIVISIONS                (212,740)         573,610       169,416

     PAYMENTS TO
       CONTRACT OWNERS          (385,944)        (772,707)      (37,125)

     ANNUAL MAINTENANCE
       CHARGE (NOTE 1)            (1,006)          (9,710)         (225)

     SURRENDER CHARGES
       (NOTE 1)                     (856)          (3,461)       (1,005)

     MORTALITY
       GUARANTEE
       ADJUSTMENT                      -                -             -

------------------------------------------------------------------------

     NET INCREASE
       (DECREASE) IN
       NET ASSETS
       RESULTING FROM
       CONTRACT OWNERS'
       TRANSACTIONS             (449,901)       1,421,739       587,110


------------------------------------------------------------------------

     TOTAL INCREASE
       (DECREASE) IN
       NET ASSETS               (307,746)       2,769,137       627,018

NET ASSETS:

  BEGINNING OF PERIOD          4,141,603        8,923,632       551,397

------------------------------------------------------------------------

  END OF PERIOD                3,833,857       11,692,769     1,178,415

------------------------------------------------------------------------




See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2006


                                                                               FIDELITY    FIDELITY                     FIDELITY
                                  DELAWARE VIP      DREYFUS       FIDELITY    VIP GROWTH   VIP HIGH      FIDELITY    VIP INVESTMENT
                                  TREND SERIES   MIDCAP STOCK    VIP GROWTH    & INCOME     INCOME    VIP INDEX 500    GRADE BOND
                                 SERVICE CLASS  SERVICE SHARES   PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO

-----------------------------------------------------------------------------------------------------------------------------------


OPERATIONS
     NET INVESTMENT INCOME          $      -       $  1,404     $    61,279  $    99,734  $  388,796   $   747,732     $   699,453
     CAPITAL GAIN DISTRIBUTION             -        126,510               -      360,943           -             -          43,899
     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS                 21,872          6,988        (426,483)     144,764     (57,915)       60,175        (112,531)
     NET UNREALIZED
       APPRECIATION
       (DEPRECIATION) ON
       INVESTMENTS                    14,192        (78,760)      2,839,246    1,359,735     140,943     7,026,523         164,190
     MORTALITY AND EXPENSE RISK
       CHARGE (NOTE 1)                (5,771)       (10,073)       (473,546)    (189,831)    (52,676)     (651,921)       (231,333)
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                          30,293         46,069       2,000,496    1,775,345     419,148     7,182,509         563,678
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNERS' TRANSACTIONS
     GROSS STIPULATED PAYMENTS
       RECEIVED                      145,977        203,923       5,725,195    2,820,819     901,073     8,393,702       2,676,069
     SALES AND ADMINISTRATIVE
       EXPENSES (NOTE 1)                  (2)            (7)           (524)        (223)        (92)         (706)           (340)
-----------------------------------------------------------------------------------------------------------------------------------
     NET CONSIDERATION RECEIVED
       ON ANNUITY CONTRACTS          145,975        203,916       5,724,671    2,820,596     900,981     8,392,996       2,675,729
     NET TRANSFER FROM (TO)
       FIXED ACCUMULATION
       ACCOUNT                        (3,864)       (18,563)       (169,511)     521,210     265,774       545,106         665,894
     TRANSFERS FROM (TO) OTHER
       DIVISIONS                      89,557         89,041        (367,222)     582,277     240,879     1,036,427          58,727
     PAYMENTS TO CONTRACT
       OWNERS                        (14,719)       (49,767)     (3,211,303)  (1,240,640)   (249,641)   (3,307,032)     (1,606,914)
     ANNUAL MAINTENANCE CHARGE
       (NOTE 1)                         (275)          (461)        (44,466)     (33,793)     (4,075)     (100,010)        (19,936)
     SURRENDER CHARGES (NOTE 1)         (220)          (434)        (33,294)     (23,317)     (3,424)      (40,074)        (17,096)
     MORTALITY GUARANTEE
       ADJUSTMENT                          -              -               -            -           -             -               -
-----------------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE) IN
       NET ASSETS RESULTING
       FROM CONTRACT OWNERS'
       TRANSACTIONS                  216,454        223,732       1,898,875    2,626,333   1,150,494     6,527,413       1,756,404
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL INCREASE (DECREASE)
       IN NET ASSETS                 246,747        269,801       3,899,371    4,401,678   1,569,642    13,709,922       2,320,082
NET ASSETS:
  BEGINNING OF PERIOD                382,003        655,376      36,781,835   13,638,896   3,712,402    46,968,476      18,114,564
-----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      628,750        925,177      40,681,206   18,040,574   5,282,044    60,678,398      20,434,646
-----------------------------------------------------------------------------------------------------------------------------------


                                   FIDELITY     FIDELITY
                                 VIP MID CAP  VIP OVERSEAS
                                  PORTFOLIO     PORTFOLIO

----------------------------------------------------------


OPERATIONS
     NET INVESTMENT INCOME       $    72,840   $   143,853
     CAPITAL GAIN DISTRIBUTION     4,856,727       124,673
     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS              1,452,821       377,818
     NET UNREALIZED
       APPRECIATION
       (DEPRECIATION) ON
       INVESTMENTS                (1,519,131)    3,310,592
     MORTALITY AND EXPENSE RISK
       CHARGE (NOTE 1)              (532,652)     (283,812)
----------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                       4,330,605     3,673,124
----------------------------------------------------------
CONTRACT OWNERS' TRANSACTIONS
     GROSS STIPULATED PAYMENTS
       RECEIVED                    5,705,008     4,386,125
     SALES AND ADMINISTRATIVE
       EXPENSES (NOTE 1)                (627)         (367)
----------------------------------------------------------
     NET CONSIDERATION RECEIVED
       ON ANNUITY CONTRACTS        5,704,381     4,385,758
     NET TRANSFER FROM (TO)
       FIXED ACCUMULATION
       ACCOUNT                        40,079       875,042
     TRANSFERS FROM (TO) OTHER
       DIVISIONS                   2,007,024     2,206,205
     PAYMENTS TO CONTRACT
       OWNERS                     (3,123,825)   (1,460,615)
     ANNUAL MAINTENANCE CHARGE
       (NOTE 1)                      (49,532)      (38,320)
     SURRENDER CHARGES (NOTE 1)      (20,883)      (13,609)
     MORTALITY GUARANTEE
       ADJUSTMENT                          -           (25)
----------------------------------------------------------
     NET INCREASE (DECREASE) IN
       NET ASSETS RESULTING
       FROM CONTRACT OWNERS'
       TRANSACTIONS                4,557,244     5,954,436
----------------------------------------------------------
     TOTAL INCREASE (DECREASE)
       IN NET ASSETS               8,887,849     9,627,560
NET ASSETS:
  BEGINNING OF PERIOD             37,911,433    18,891,099
----------------------------------------------------------
  END OF PERIOD                   46,799,282    28,518,659
----------------------------------------------------------




See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2006


                                                                                                           RAINIER       ROYCE
                                GOLDMAN SACHS     J.P. MORGAN     LORD ABBETT    NEUBERGER                SMALL/MID     CAPITAL
                               VIT CORE SMALL  U.S. DISCIPLINED   SERIES FUND      BERMAN      PUTNAM        CAP         FUND
                                 CAP EQUITY         EQUITY           GROWTH       GENESIS     VT VISTA      EQUITY     SMALL-CAP
                                    FUND           PORTFOLIO     OPPORTUNITIES      FUND        FUND      PORTFOLIO    PORTFOLIO

--------------------------------------------------------------------------------------------------------------------------------


OPERATIONS

     NET INVESTMENT INCOME       $   11,223       $   188,586      $        -   $   177,431  $        -  $         -  $    2,961

     CAPITAL GAIN
       DISTRIBUTION                 122,503                 -          15,960     2,211,062           -      705,393     220,402

     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS                19,529           130,949          26,351       621,301     138,285      467,093      63,383

     NET UNREALIZED
       APPRECIATION
       (DEPRECIATION) ON
       INVESTMENTS                    3,884         2,706,543          59,153    (1,120,750)    231,319    1,134,530     277,942

     MORTALITY AND EXPENSE
       RISK CHARGE (NOTE 1)         (16,221)         (238,057)        (17,600)     (344,980)    (88,362)    (215,412)    (47,546)

--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                        140,918         2,788,021          83,864     1,544,064     281,242    2,091,604     517,142

--------------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS

     GROSS STIPULATED
       PAYMENTS RECEIVED            379,322         2,626,899         298,073     4,305,846     880,401    2,755,101   1,008,771

     SALES AND ADMINISTRATIVE
       EXPENSES (NOTE 1)                (20)             (261)            (25)         (336)        (52)        (278)       (107)

--------------------------------------------------------------------------------------------------------------------------------

     NET CONSIDERATION
       RECEIVED ON ANNUITY
       CONTRACTS                    379,312         2,626,638         298,048     4,305,510     880,349    2,754,823   1,008,664

     NET TRANSFER FROM (TO)
       FIXED ACCUMULATION
       ACCOUNT                      133,407          (330,508)        130,245       366,704    (238,894)      (3,807)    448,577

     TRANSFERS FROM (TO)
       OTHER DIVISIONS              173,944          (380,032)         54,554       594,880    (181,881)   1,047,815     497,024

     PAYMENTS TO CONTRACT
       OWNERS                       (87,017)       (1,243,985)        (53,112)   (1,856,266)   (595,956)  (1,125,054)   (235,719)

     ANNUAL MAINTENANCE
       CHARGE (NOTE 1)                 (575)          (38,742)           (500)      (17,935)     (4,743)     (22,084)     (1,814)

     SURRENDER CHARGES (NOTE
       1)                              (708)          (14,331)           (467)      (15,277)     (2,195)      (8,282)     (4,476)

     MORTALITY GUARANTEE
       ADJUSTMENT                         -                 -               -             -           -            -           -

--------------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE)
       IN NET ASSETS
       RESULTING FROM
       CONTRACT OWNERS'
       TRANSACTIONS                 598,363           619,040         428,768     3,377,616    (143,320)   2,643,411   1,712,256

--------------------------------------------------------------------------------------------------------------------------------

     TOTAL INCREASE
       (DECREASE) IN NET
       ASSETS                       739,281         3,407,061         512,632     4,921,680     137,922    4,735,015   2,229,398

NET ASSETS:

  BEGINNING OF PERIOD               963,337        17,808,996       1,125,612    25,426,518   7,039,902   15,017,827   2,820,851

--------------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                  $1,702,618       $21,216,057      $1,638,244   $30,348,198  $7,177,824  $19,752,842  $5,050,249

--------------------------------------------------------------------------------------------------------------------------------


                                                 T. ROWE PRICE
                                 T. ROWE PRICE     SMALL CAP
                                  EQUITY INC.      STOCK FUND
                               PORTFOLIO VIP II  ADVISOR CLASS

--------------------------------------------------------------


OPERATIONS

     NET INVESTMENT INCOME          $  3,286      $         -

     CAPITAL GAIN
       DISTRIBUTION                   12,950        1,228,131

     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS                  5,897          432,803

     NET UNREALIZED
       APPRECIATION
       (DEPRECIATION) ON
       INVESTMENTS                    24,861          263,540

     MORTALITY AND EXPENSE
       RISK CHARGE (NOTE 1)           (2,238)        (201,970)

--------------------------------------------------------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                          44,756        1,722,504

--------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS

     GROSS STIPULATED
       PAYMENTS RECEIVED             105,514        1,431,052

     SALES AND ADMINISTRATIVE
       EXPENSES (NOTE 1)                  (2)            (231)

--------------------------------------------------------------

     NET CONSIDERATION
       RECEIVED ON ANNUITY
       CONTRACTS                     105,512        1,430,821

     NET TRANSFER FROM (TO)
       FIXED ACCUMULATION
       ACCOUNT                       160,346         (517,514)

     TRANSFERS FROM (TO)
       OTHER DIVISIONS               309,425         (346,613)

     PAYMENTS TO CONTRACT
       OWNERS                        (30,521)      (1,060,650)

     ANNUAL MAINTENANCE
       CHARGE (NOTE 1)                     -          (12,514)

     SURRENDER CHARGES (NOTE
       1)                                (55)          (6,005)

     MORTALITY GUARANTEE
       ADJUSTMENT                          -                -

--------------------------------------------------------------

     NET INCREASE (DECREASE)
       IN NET ASSETS
       RESULTING FROM
       CONTRACT OWNERS'
       TRANSACTIONS                  544,707         (512,475)

--------------------------------------------------------------

     TOTAL INCREASE
       (DECREASE) IN NET
       ASSETS                        589,463        1,210,029

NET ASSETS:

  BEGINNING OF PERIOD                     -        15,627,646

--------------------------------------------------------------

  END OF PERIOD                     $589,463      $16,837,675

--------------------------------------------------------------




See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2006


                                                                                                                      WILSHIRE
                                  T. ROWE       T. ROWE                                DOW JONES      DOW JONES        TARGET
                                   PRICE         PRICE     WELLS FARGO               WILSHIRE 5000  WILSHIRE 5000    LARGE CO.
                                 SMALL CAP     VIP PRIME    ADVANTAGE   WELLS FARGO      INDEX          INDEX          GROWTH
                                 VALUE FUND     RESERVES    DISCOVERY   OPPORTUNITY    PORTFOLIO-     PORTFOLIO-     PORTFOLIO-
                               ADVISOR CLASS   PORTFOLIO       FUND         FUND     INSTITUTIONAL    INVESTMENT   INSTITUTIONAL

--------------------------------------------------------------------------------------------------------------------------------


OPERATIONS

     NET INVESTMENT INCOME      $    97,060    $   22,478   $        -  $         -   $   235,600    $   118,131    $         -

     CAPITAL GAIN
       DISTRIBUTION                 684,278             -            -    1,059,349             -              -              -

     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS               878,313             -      125,757       97,868       (55,797)       134,598       (475,248)

     NET UNREALIZED
       APPRECIATION
       (DEPRECIATION) ON
       INVESTMENTS                1,305,707             -    1,112,199      (29,122)    2,579,334      1,451,349      1,634,731

     MORTALITY AND EXPENSE
       RISK CHARGE (NOTE 1)        (249,113)       (5,721)    (110,516)    (121,146)     (247,573)      (147,488)      (278,948)

--------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                      2,716,245        16,757    1,127,440    1,006,949     2,511,564      1,556,590        880,535

--------------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS

     GROSS STIPULATED
       PAYMENTS RECEIVED          1,626,060        75,600      893,670      745,468     1,364,115      2,323,998      1,841,403

     SALES AND ADMINISTRATIVE
       EXPENSES (NOTE 1)               (308)           (9)         (94)        (104)         (234)          (205)          (584)

--------------------------------------------------------------------------------------------------------------------------------

     NET CONSIDERATION
       RECEIVED ON ANNUITY
       CONTRACTS                  1,625,752        75,591      893,576      745,364     1,363,881      2,323,793      1,840,819

     NET TRANSFER FROM (TO)
       FIXED ACCUMULATION
       ACCOUNT                     (587,380)      661,551     (153,039)    (392,798)     (550,413)       533,653       (632,145)

     TRANSFERS FROM (TO)
       OTHER DIVISIONS             (471,787)    1,117,738     (101,383)    (184,988)      508,578       (164,236)        52,073

     PAYMENTS TO CONTRACT
       OWNERS                    (1,501,442)     (890,612)    (638,941)    (865,542)   (1,471,299)      (598,067)    (1,804,579)

     ANNUAL MAINTENANCE
       CHARGE (NOTE 1)              (24,365)            -       (6,387)      (5,725)       (9,635)       (34,250)        (7,305)

     SURRENDER CHARGES (NOTE
       1)                            (6,289)         (845)      (2,108)      (4,670)         (615)       (10,632)            (6)

     MORTALITY GUARANTEE
       ADJUSTMENT                         -             -          (23)           -             -              -              -

--------------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE)
       IN NET ASSETS
       RESULTING FROM
       CONTRACT OWNERS'
       TRANSACTIONS                (965,511)      963,423       (8,305)    (708,359)     (159,503)     2,050,261       (551,143)

--------------------------------------------------------------------------------------------------------------------------------

     TOTAL INCREASE
       (DECREASE) IN NET
       ASSETS                     1,750,734       980,180    1,119,135      298,590     2,352,061      3,606,851        329,392

NET ASSETS:

  BEGINNING OF PERIOD            18,911,939            -     8,515,158    9,776,720    19,043,024     10,624,267     22,525,700

--------------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                 $20,662,673    $  980,180   $9,634,293  $10,075,310   $21,395,085    $14,231,118    $22,855,092

--------------------------------------------------------------------------------------------------------------------------------


                                 WILSHIRE
                                  TARGET        WILSHIRE
                                LARGE CO.        TARGET
                                  GROWTH    LARGE CO. VALUE
                                PORTFOLIO-     PORTFOLIO
                                INVESTMENT     INVESTMENT

-----------------------------------------------------------


OPERATIONS

     NET INVESTMENT INCOME     $         -    $   234,262

     CAPITAL GAIN
       DISTRIBUTION                      -      2,326,063

     NET REALIZED GAIN (LOSS)
       ON INVESTMENTS              107,984        174,351

     NET UNREALIZED
       APPRECIATION
       (DEPRECIATION) ON
       INVESTMENTS                 643,361      1,897,044

     MORTALITY AND EXPENSE
       RISK CHARGE (NOTE 1)       (176,402)      (327,398)

-----------------------------------------------------------

NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                       574,943      4,304,322

-----------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS

     GROSS STIPULATED
       PAYMENTS RECEIVED         2,934,149      4,206,015

     SALES AND ADMINISTRATIVE
       EXPENSES (NOTE 1)              (261)          (588)

-----------------------------------------------------------

     NET CONSIDERATION
       RECEIVED ON ANNUITY
       CONTRACTS                 2,933,888      4,205,427

     NET TRANSFER FROM (TO)
       FIXED ACCUMULATION
       ACCOUNT                     203,069         53,684

     TRANSFERS FROM (TO)
       OTHER DIVISIONS            (103,026)       817,052

     PAYMENTS TO CONTRACT
       OWNERS                     (727,644)    (1,941,685)

     ANNUAL MAINTENANCE
       CHARGE (NOTE 1)             (21,305)       (54,912)

     SURRENDER CHARGES (NOTE
       1)                          (13,157)       (15,056)

     MORTALITY GUARANTEE
       ADJUSTMENT                        -              -

-----------------------------------------------------------

     NET INCREASE (DECREASE)
       IN NET ASSETS
       RESULTING FROM
       CONTRACT OWNERS'
       TRANSACTIONS              2,271,825      3,064,510

-----------------------------------------------------------

     TOTAL INCREASE
       (DECREASE) IN NET
       ASSETS                    2,846,768      7,368,832

NET ASSETS:

  BEGINNING OF PERIOD           13,422,310     23,406,192

-----------------------------------------------------------

  END OF PERIOD                $16,269,078    $30,775,024

-----------------------------------------------------------




See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2006


                                   WILSHIRE TARGET  WILSHIRE TARGET   WILSHIRE     WILSHIRE    WILSHIRE   WILSHIRE    WILSHIRE
                                  SMALL CO. GROWTH  SMALL CO. VALUE   VIT 2010     VIT 2010    VIT 2010   VIT 2015    VIT 2025
                                      PORTFOLIO        PORTFOLIO     AGGRESSIVE  CONSERVATIVE  MODERATE   MODERATE    MODERATE
                                     INVESTMENT        INVESTMENT       FUND         FUND        FUND       FUND        FUND

-------------------------------------------------------------------------------------------------------------------------------


OPERATIONS

     NET INVESTMENT INCOME           $        -        $    7,338     $      -     $      -    $      -  $        -  $        -

     CAPITAL GAIN DISTRIBUTION          245,924           446,746            -            -           -           -           -

     NET REALIZED GAIN (LOSS) ON
       INVESTMENTS                      123,943            74,058          192          525         219      11,279       4,262

     NET UNREALIZED APPRECIATION
       (DEPRECIATION) ON
       INVESTMENTS                       (1,296)          222,337        5,979       10,389       7,810      53,210      45,219

     MORTALITY AND EXPENSE RISK
       CHARGE (NOTE 1)                  (41,893)          (51,430)        (588)      (1,641)       (823)     (5,642)     (3,803)

-------------------------------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                            326,678           699,049        5,583        9,273       7,206      58,847      45,678

-------------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS

     GROSS STIPULATED PAYMENTS
       RECEIVED                         420,356           557,445       39,801      221,398      51,158     748,253     707,671

     SALES AND ADMINISTRATIVE
       EXPENSES (NOTE 1)                    (59)             (111)           -           (2)         (8)        (12)        (23)

-------------------------------------------------------------------------------------------------------------------------------

     NET CONSIDERATION RECEIVED
       ON ANNUITY CONTRACTS             420,297           557,334       39,801      221,396      51,150     748,241     707,648

     NET TRANSFER FROM (TO)
       FIXED ACCUMULATION
       ACCOUNT                          (42,169)         (172,913)      56,709       43,509     202,769     557,461     268,435

     TRANSFERS FROM (TO) OTHER
       DIVISIONS                       (150,354)           99,176       52,450      202,589      43,537     570,497     356,342

     PAYMENTS TO CONTRACT OWNERS       (276,496)         (400,664)           -      (24,159)          -           -      (6,300)

     ANNUAL MAINTENANCE CHARGE
       (NOTE 1)                          (1,474)           (2,850)           -            -           -           -           -

     SURRENDER CHARGES (NOTE 1)          (2,318)           (1,443)           -            -           -           -           -

     MORTALITY GUARANTEE
       ADJUSTMENT                             -               (23)           -            -           -           -           -

-------------------------------------------------------------------------------------------------------------------------------

     NET INCREASE (DECREASE) IN
       NET ASSETS RESULTING FROM
       CONTRACT OWNERS'
       TRANSACTIONS                     (52,514)           78,617      148,960      443,335     297,456   1,876,199   1,326,125

-------------------------------------------------------------------------------------------------------------------------------

     TOTAL INCREASE (DECREASE)
       IN NET ASSETS                    274,164           777,666      154,543      452,608     304,662   1,935,046   1,371,803

-------------------------------------------------------------------------------------------------------------------------------

NET ASSETS:

  BEGINNING OF PERIOD                 3,296,749         3,763,162            -            -           -           -           -

-------------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                      $3,570,913        $4,540,828     $154,543     $452,608    $304,662  $1,935,046  $1,371,803

-------------------------------------------------------------------------------------------------------------------------------


                                  WILSHIRE  WILSHIRE
                                  VIT 2035  VIT 2045
                                  MODERATE  MODERATE
                                    FUND      FUND

----------------------------------------------------


OPERATIONS

     NET INVESTMENT INCOME        $      -  $      -

     CAPITAL GAIN DISTRIBUTION           -         -

     NET REALIZED GAIN (LOSS) ON
       INVESTMENTS                     198     1,501

     NET UNREALIZED APPRECIATION
       (DEPRECIATION) ON
       INVESTMENTS                   9,941     8,397

     MORTALITY AND EXPENSE RISK
       CHARGE (NOTE 1)                (886)     (747)

----------------------------------------------------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                         9,253     9,151

----------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS

     GROSS STIPULATED PAYMENTS
       RECEIVED                    224,488   193,097

     SALES AND ADMINISTRATIVE
       EXPENSES (NOTE 1)                (6)       (2)

----------------------------------------------------

     NET CONSIDERATION RECEIVED
       ON ANNUITY CONTRACTS        224,482   193,095

     NET TRANSFER FROM (TO)
       FIXED ACCUMULATION
       ACCOUNT                      12,641     3,439

     TRANSFERS FROM (TO) OTHER
       DIVISIONS                    78,151    83,199

     PAYMENTS TO CONTRACT OWNERS      (599)        -

     ANNUAL MAINTENANCE CHARGE
       (NOTE 1)                          -         -

     SURRENDER CHARGES (NOTE 1)        (46)        -

     MORTALITY GUARANTEE
       ADJUSTMENT                        -         -

----------------------------------------------------

     NET INCREASE (DECREASE) IN
       NET ASSETS RESULTING FROM
       CONTRACT OWNERS'
       TRANSACTIONS                314,629   279,733

----------------------------------------------------

     TOTAL INCREASE (DECREASE)
       IN NET ASSETS               323,882   288,884

----------------------------------------------------

NET ASSETS:

  BEGINNING OF PERIOD                    -         -

----------------------------------------------------

  END OF PERIOD                   $323,882  $288,884

----------------------------------------------------




See accompanying notes to the financial statements.

                                                              2006 ANNUAL REPORT
HORACE MANN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

DECEMBER 31, 2006


                                 WILSHIRE       WILSHIRE       WILSHIRE     WILSHIRE VIT     WILSHIRE VIT    WILSHIRE VIT
                               VIT BALANCED    VIT EQUITY     VIT INCOME   INTERNATIONAL      SHORT TERM       SMALL CAP
                                   FUND           FUND           FUND       EQUITY FUND    INVESTMENT FUND    GROWTH FUND
                                 HM SHARES      HM SHARES     HM SHARES      HM SHARES        HM SHARES        HM SHARES

-------------------------------------------------------------------------------------------------------------------------


OPERATIONS
     NET INVESTMENT INCOME     $  8,448,932   $  2,671,075   $   982,121    $   325,448      $   113,811      $         -
     CAPITAL GAIN
       DISTRIBUTION                 678,928      7,571,445        26,544              -                -                -
     NET REALIZED GAIN
       (LOSS) ON INVESTMENTS      1,591,202        611,369       (84,735)       878,213           63,517       (1,350,766)
     NET UNREALIZED
       APPRECIATION
       (DEPRECIATION) ON
       INVESTMENTS               16,408,420     34,672,222        12,403      7,787,337          (24,510)       6,539,586
     MORTALITY AND EXPENSE
       RISK CHARGE (NOTE 1)      (3,063,495)    (3,490,592)     (288,389)      (518,371)         (36,714)        (604,991)
-------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                     24,103,987     42,035,519       647,944      8,472,627          116,104        4,583,829
-------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNERS'
  TRANSACTIONS
     GROSS STIPULATED
       PAYMENTS RECEIVED         10,642,324     12,216,706     2,487,506      3,539,113          344,792        3,442,067
     SALES AND
       ADMINISTRATIVE
       EXPENSES (NOTE 1)             (2,051)        (2,206)         (477)          (478)            (207)            (692)
-------------------------------------------------------------------------------------------------------------------------
     NET CONSIDERATION
       RECEIVED ON ANNUITY
       CONTRACTS                 10,640,273     12,214,500     2,487,029      3,538,635          344,585        3,441,375
     NET TRANSFER FROM (TO)
       FIXED ACCUMULATION
       ACCOUNT                   (7,405,904)   (10,050,085)        3,816       (678,652)       1,047,651       (1,565,276)
     TRANSFERS FROM (TO)
       OTHER DIVISIONS           (3,610,116)    (5,382,980)       59,355       (545,574)         311,074       (1,339,971)
     PAYMENTS TO CONTRACT
       OWNERS                   (20,170,882)   (25,668,871)   (2,423,203)    (3,268,128)      (1,644,640)      (4,389,914)
     ANNUAL MAINTENANCE
       CHARGE (NOTE 1)             (109,213)      (218,930)      (16,289)       (47,794)          (2,476)         (33,524)
     SURRENDER CHARGES (NOTE
       1)                           (11,784)        (8,422)      (12,503)        (4,101)          (5,198)          (5,375)
     MORTALITY GUARANTEE
       ADJUSTMENT                      (196)       (13,385)          514              -                -                -
-------------------------------------------------------------------------------------------------------------------------
     NET INCREASE (DECREASE)
       IN NET ASSETS
       RESULTING FROM
       CONTRACT OWNERS'
       TRANSACTIONS             (20,667,822)   (29,128,173)       98,719     (1,005,614)          50,996       (3,892,685)
-------------------------------------------------------------------------------------------------------------------------
     TOTAL INCREASE
       (DECREASE) IN NET
       ASSETS                     3,436,165     12,907,346       746,663      7,467,013          167,100          691,144
NET ASSETS:
  BEGINNING OF PERIOD           248,887,833    286,909,697    23,579,038     38,685,199        2,846,173       47,854,996
-------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                $252,323,998   $299,817,043   $24,325,701    $46,152,212      $ 3,013,273      $48,546,140
-------------------------------------------------------------------------------------------------------------------------


                                 WILSHIRE VIT
                                   SOCIALLY
                               RESPONSIBLE FUND
                                   HM SHARES

-----------------------------------------------


OPERATIONS
     NET INVESTMENT INCOME        $   955,433
     CAPITAL GAIN
       DISTRIBUTION                 8,381,976
     NET REALIZED GAIN
       (LOSS) ON INVESTMENTS        1,420,138
     NET UNREALIZED
       APPRECIATION
       (DEPRECIATION) ON
       INVESTMENTS                  4,311,374
     MORTALITY AND EXPENSE
       RISK CHARGE (NOTE 1)          (997,434)
-----------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING FROM
  OPERATIONS                       14,071,487
-----------------------------------------------
CONTRACT OWNERS'
  TRANSACTIONS
     GROSS STIPULATED
       PAYMENTS RECEIVED            5,163,719
     SALES AND
       ADMINISTRATIVE
       EXPENSES (NOTE 1)                 (831)
-----------------------------------------------
     NET CONSIDERATION
       RECEIVED ON ANNUITY
       CONTRACTS                    5,162,888
     NET TRANSFER FROM (TO)
       FIXED ACCUMULATION
       ACCOUNT                     (2,171,598)
     TRANSFERS FROM (TO)
       OTHER DIVISIONS               (788,050)
     PAYMENTS TO CONTRACT
       OWNERS                      (5,658,343)
     ANNUAL MAINTENANCE
       CHARGE (NOTE 1)               (113,976)
     SURRENDER CHARGES (NOTE
       1)                              (4,391)
     MORTALITY GUARANTEE
       ADJUSTMENT                           -
-----------------------------------------------
     NET INCREASE (DECREASE)
       IN NET ASSETS
       RESULTING FROM
       CONTRACT OWNERS'
       TRANSACTIONS                (3,573,470)
-----------------------------------------------
     TOTAL INCREASE
       (DECREASE) IN NET
       ASSETS                      10,498,017
NET ASSETS:
  BEGINNING OF PERIOD              75,809,394
-----------------------------------------------
  END OF PERIOD                   $86,307,411
-----------------------------------------------




See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005


--------------------------------------------------------------------------------------------------------------------------
                                                                               ACCOUNT DIVISION
                                      ALLIANCE                                  CREDIT SUISSE                   DELAWARE
                                      BERNSTEIN                      ARIEL        SMALL CO.        DAVIS       VIP GROWTH
                                    LARGE GROWTH      ARIEL      APPRECIATION       GROWTH         VALUE     OPPORTUNITIES
                                      PORTFOLIO        FUND          FUND         PORTFOLIO      PORTFOLIO   SERVICE CLASS
--------------------------------------------------------------------------------------------------------------------------


OPERATIONS

          Net investment income      $         -   $    93,157    $   132,810     $        -    $   85,138      $      -

          Capital gain
            distribution                       -     2,015,520      2,074,049              -             -             -

          Net realized gain
            (loss) on investments       (252,585)      607,563        404,887        (49,215)      134,365        13,817

          Net unrealized
            appreciation
            (depreciation) on
            investments                3,397,865    (2,431,318)    (1,212,249)       (76,323)      519,331        29,469

          Mortality and expense
            risk charge (Note 1)        (255,809)     (361,431)      (520,975)       (53,986)      (96,252)       (3,851)

--------------------------------------------------------------------------------------------------------------------------

          Net increase (decrease)
            in net assets
            resulting from
            operations                 2,889,471       (76,509)       878,522       (179,524)      642,582        39,435

--------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS

          Gross stipulated
            PAYMENTS RECEIVED          3,531,156     5,276,538      7,519,665        367,931     1,335,282       154,932

          Sales and
            administrative
            expenses (Note 1)               (428)         (672)          (938)           (55)         (158)           (4)

--------------------------------------------------------------------------------------------------------------------------

          Net consideration
            received on annuity
            contracts                  3,530,728     5,275,866      7,518,727        367,876     1,335,124       154,928

          Net transfer from (to)
            fixed accumulation
            account                      364,842       286,295        578,465       (225,364)      420,691       100,222

          Transfers from (to)
            other Divisions              164,967       850,403      1,779,019        (86,391)      275,218        94,774

          Payments to contract
            owners                    (1,181,942)   (1,492,137)    (2,144,731)      (366,428)     (802,008)      (10,613)

          Annual maintenance
            charge (Note 1)              (38,542)      (30,009)       (31,158)        (1,289)       (8,399)         (400)

          Surrender charges (Note
            1)                           (11,694)      (20,096)       (28,817)        (1,746)       (4,355)         (651)

          Mortality guarantee
            adjustment                         -             -              -              -             -             -

--------------------------------------------------------------------------------------------------------------------------

          NET INCREASE (DECREASE)
            IN NET ASSETS
            RESULTING FROM
            CONTRACT OWNERS'
            TRANSACTIONS               2,828,359     4,870,322      7,671,505       (313,342)    1,216,271       338,260

--------------------------------------------------------------------------------------------------------------------------

          TOTAL INCREASE
            (DECREASE) IN NET
            ASSETS                     5,717,830     4,793,813      8,550,027       (492,866)    1,858,853       377,695

NET ASSETS:

  BEGINNING OF PERIOD                 18,913,881    26,452,998     38,334,735      4,634,469     7,064,779       173,702

--------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                      $24,631,711   $31,246,811    $46,884,762     $4,141,603    $8,923,632      $551,397

--------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------
                                       ACCOUNT
                                       DIVISION
                                       DELAWARE     DREYFUS MIDCAP
                                      VIP TREND          STOCK
                                        SERIES          SERVICE
                                    SERVICE CLASS       SHARES
------------------------------------------------------------------


OPERATIONS

          Net investment income        $      -        $  1,094

          Capital gain
            distribution                      -               -

          Net realized gain
            (loss) on investments         6,898           6,732

          Net unrealized
            appreciation
            (depreciation) on
            investments                  23,332          36,979

          Mortality and expense
            risk charge (Note 1)         (2,363)         (4,786)

------------------------------------------------------------------

          Net increase (decrease)
            in net assets
            resulting from
            operations                   27,867          40,019

------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS

          Gross stipulated
            PAYMENTS RECEIVED           138,222         227,956

          Sales and
            administrative
            expenses (Note 1)                 -              (8)

------------------------------------------------------------------

          Net consideration
            received on annuity
            contracts                   138,222         227,948

          Net transfer from (to)
            fixed accumulation
            account                      40,358         124,556

          Transfers from (to)
            other Divisions             107,968          97,763

          Payments to contract
            owners                       (1,192)         (5,913)

          Annual maintenance
            charge (Note 1)                 (75)           (325)

          Surrender charges (Note
            1)                               (7)            (65)

          Mortality guarantee
            adjustment                        -               -

------------------------------------------------------------------

          NET INCREASE (DECREASE)
            IN NET ASSETS
            RESULTING FROM
            CONTRACT OWNERS'
            TRANSACTIONS                285,274         443,964

------------------------------------------------------------------

          TOTAL INCREASE
            (DECREASE) IN NET
            ASSETS                      313,141         483,983

NET ASSETS:

  BEGINNING OF PERIOD                    68,862         171,393

------------------------------------------------------------------

  END OF PERIOD                        $382,003        $655,376

------------------------------------------------------------------




See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005


------------------------------------------------------------------------------------------------------------------------------
                                                                                ACCOUNT DIVISION
                                                  FIDELITY VIP
                                   FIDELITY VIP     GROWTH &     FIDELITY VIP   FIDELITY VIP     FIDELITY VIP     FIDELITY VIP
                                      GROWTH         INCOME       HIGH INCOME     INDEX 500    INVESTMENT GRADE      MID CAP
                                     PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO     BOND PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------


OPERATIONS
          Net investment income     $    86,191    $   146,474    $  455,650     $   612,965      $   545,965      $         -
          Capital gain
            distribution                      -              -             -               -          343,609          482,889
          Net realized gain
            (loss) on
            investments                (451,170)        30,890       (41,031)         25,170           (9,807)         888,360
          Net unrealized
            appreciation
            (depreciation) on
            investments               2,317,631        764,846      (335,385)      1,407,398         (570,839)       4,209,410
          Mortality and expense
            risk charge (Note 1)       (412,766)      (145,127)      (36,253)       (515,584)        (201,757)        (392,143)
------------------------------------------------------------------------------------------------------------------------------
          Net increase
            (decrease) in net
            assets resulting
            from operations           1,539,886        797,083        42,981       1,529,949          107,171        5,188,516
------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNERS' TRANSACTIONS
          Gross stipulated
            PAYMENTS RECEIVED         5,709,257      2,434,296       780,770       7,733,183        2,958,716        4,646,739
          Sales and
            administrative
            expenses (Note 1)              (604)          (261)          (29)           (684)            (370)            (579)
------------------------------------------------------------------------------------------------------------------------------
          Net consideration
            received on annuity
            contracts                 5,708,653      2,434,035       780,741       7,732,499        2,958,346        4,646,160
          Net transfer from (to)
            fixed accumulation
            account                      96,003        104,238       349,309       1,153,781          805,304          935,563
          Transfers from (to)
            other Divisions             208,725        363,387       221,830       1,043,357          171,839        1,737,389
          Payments to contract
            owners                   (2,250,838)      (846,725)     (185,075)     (2,193,313)      (1,056,122)      (2,064,795)
          Annual maintenance
            charge (Note 1)             (44,795)       (24,210)       (3,258)        (84,235)         (17,717)         (49,313)
          Surrender charges
            (Note 1)                    (22,642)        (1,099)       (1,361)        (25,082)         (10,896)         (14,338)
          Mortality guarantee
            adjustment                        -              -             -               -                -                -
------------------------------------------------------------------------------------------------------------------------------
          NET INCREASE
            (DECREASE) IN NET
            ASSETS RESULTING
            FROM CONTRACT
            OWNERS' TRANSACTIONS      3,695,106      2,029,626     1,162,186       7,627,007        2,850,754        5,190,666
------------------------------------------------------------------------------------------------------------------------------
          TOTAL INCREASE
            (DECREASE) IN NET
            ASSETS                    5,234,992      2,826,709     1,205,167       9,156,956        2,957,925       10,379,182
NET ASSETS:
  BEGINNING OF PERIOD                31,546,843     10,812,187     2,507,235      37,811,520       15,156,639       27,532,251
------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                     $36,781,835    $13,638,896    $3,712,402     $46,968,476      $18,114,564      $37,911,433
------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------
                                      ACCOUNT
                                     DIVISION     GOLDMAN SACHS VIT
                                   FIDELITY VIP       CORE SMALL
                                     OVERSEAS         CAP EQUITY
                                     PORTFOLIO           FUND
-------------------------------------------------------------------


OPERATIONS
          Net investment income     $    66,115        $  2,187
          Capital gain
            distribution                 66,115          80,971
          Net realized gain
            (loss) on
            investments                 107,606           2,986
          Net unrealized
            appreciation
            (depreciation) on
            investments               2,644,167         (40,972)
          Mortality and expense
            risk charge (Note 1)       (179,216)         (7,246)
-------------------------------------------------------------------
          Net increase
            (decrease) in net
            assets resulting
            from operations           2,704,787          37,926
-------------------------------------------------------------------
CONTRACT OWNERS' TRANSACTIONS
          Gross stipulated
            PAYMENTS RECEIVED         2,999,505         248,719
          Sales and
            administrative
            expenses (Note 1)              (285)            (49)
-------------------------------------------------------------------
          Net consideration
            received on annuity
            contracts                 2,999,220         248,670
          Net transfer from (to)
            fixed accumulation
            account                     675,849         222,036
          Transfers from (to)
            other Divisions             916,227         201,874
          Payments to contract
            owners                     (778,996)         (7,889)
          Annual maintenance
            charge (Note 1)             (24,173)           (350)
          Surrender charges
            (Note 1)                     (7,582)           (331)
          Mortality guarantee
            adjustment                        -               -
-------------------------------------------------------------------
          NET INCREASE
            (DECREASE) IN NET
            ASSETS RESULTING
            FROM CONTRACT
            OWNERS' TRANSACTIONS      3,780,545         664,010
-------------------------------------------------------------------
          TOTAL INCREASE
            (DECREASE) IN NET
            ASSETS                    6,485,332         701,936
NET ASSETS:
  BEGINNING OF PERIOD                12,405,767         261,401
-------------------------------------------------------------------
  END OF PERIOD                     $18,891,099        $963,337
-------------------------------------------------------------------




See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005


------------------------------------------------------------------------------------------------------------------------
                                                                                        ACCOUNT DIVISION
                                 J.P. MORGAN     LORD ABBETT    NEUBERGER                    RAINIER       ROYCE CAPITAL
                              U.S. DISCIPLINED   SERIES FUND      BERMAN      PUTNAM      SMALL/MID CAP         FUND
                                   EQUITY           GROWTH       GENESIS     VT VISTA        EQUITY          SMALL CAP
                                  PORTFOLIO     OPPORTUNITIES      FUND        FUND         PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------------


OPERATIONS

          Net investment
            income               $   198,108      $        -   $         -  $        -     $         -       $        -

          Capital gain
            distribution                   -          14,667       560,364           -         430,767           28,495

          Net realized gain
            (loss) on
            investments              (92,276)         17,017       497,864       7,324         134,087           34,049

          Net unrealized
            appreciation
            (depreciation)
            on investments           161,459          24,522     2,165,036     750,615       1,553,441          105,428

          Mortality and
            expense risk
            charge (Note 1)         (202,242)         (8,733)     (263,670)    (78,311)       (150,983)         (21,667)

------------------------------------------------------------------------------------------------------------------------

          Net increase
            (decrease) in
            net assets
            resulting from
            operations                65,049          47,473     2,959,594     679,628       1,967,312          146,305

------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS'
  TRANSACTIONS

          Gross stipulated
            PAYMENTS
            RECEIVED               3,165,328         447,036     3,602,095     867,912       1,963,215          742,054

          Sales and
            administrative
            expenses (Note
            1)                          (283)            (53)         (301)        (81)           (208)             (59)

------------------------------------------------------------------------------------------------------------------------

          Net consideration
            received on
            annuity
            contracts              3,165,045         446,983     3,601,794     867,831       1,963,007          741,995

          Net transfer from
            (to) fixed
            accumulation
            account                  411,711         244,783       388,232      40,000         293,911          494,580

          Transfers from
            (to) other
            Divisions                 65,647         189,259     1,836,147     (57,801)        925,608          671,760

          Payments to
            contract owners         (971,421)        (97,411)   (1,149,525)   (546,357)       (710,371)        (110,798)

          Annual maintenance
            charge (Note 1)          (31,203)           (375)      (29,749)     (6,554)        (19,177)            (800)

          Surrender charges
            (Note 1)                 (12,813)         (1,165)      (12,464)     (4,465)         (5,200)            (574)

          Mortality
            guarantee
            adjustment                     -               -             -           -               -                -

------------------------------------------------------------------------------------------------------------------------

          NET INCREASE
            (DECREASE) IN
            NET ASSETS
            RESULTING FROM
            CONTRACT OWNERS'
            TRANSACTIONS           2,626,966         782,074     4,634,435     292,654       2,447,778        1,796,163

------------------------------------------------------------------------------------------------------------------------

          TOTAL INCREASE
            (DECREASE) IN
            NET ASSETS             2,692,015         829,547     7,594,029     972,282       4,415,090        1,942,468

NET ASSETS:

  BEGINNING OF PERIOD             15,116,981         296,065    17,832,489   6,067,620      10,602,737          878,383

------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                  $17,808,996      $1,125,612   $25,426,518  $7,039,902     $15,017,827       $2,820,851

------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------
                                 STRONG     T.ROWE PRICE   T.ROWE PRICE
                                MID CAP      SMALL-CAP      SMALL-CAP
                                 GROWTH      STOCK FUND     VALUE FUND
                                FUND II    ADVISOR CLASS  ADVISOR CLASS
-----------------------------------------------------------------------


OPERATIONS

          Net investment
            income            $         -   $         -    $    44,155

          Capital gain
            distribution                -       754,059        863,477

          Net realized gain
            (loss) on
            investments          (262,128)      251,260        576,928

          Net unrealized
            appreciation
            (depreciation)
            on investments       (174,658)      192,381          8,034

          Mortality and
            expense risk
            charge (Note 1)       (25,819)     (179,952)      (222,589)

-----------------------------------------------------------------------

          Net increase
            (decrease) in
            net assets
            resulting from
            operations           (462,605)    1,017,748      1,270,005

-----------------------------------------------------------------------

CONTRACT OWNERS'
  TRANSACTIONS

          Gross stipulated
            PAYMENTS
            RECEIVED              280,349     1,629,865      1,805,171

          Sales and
            administrative
            expenses (Note
            1)                        (42)         (271)          (349)

-----------------------------------------------------------------------

          Net consideration
            received on
            annuity
            contracts             280,307     1,629,594      1,804,822

          Net transfer from
            (to) fixed
            accumulation
            account               (39,476)     (395,527)      (527,722)

          Transfers from
            (to) other
            Divisions          (7,720,884)     (210,745)      (418,154)

          Payments to
            contract owners      (177,799)     (877,203)    (1,141,763)

          Annual maintenance
            charge (Note 1)        (1,815)      (11,344)       (25,429)

          Surrender charges
            (Note 1)               (1,634)       (7,958)        (7,684)

          Mortality
            guarantee
            adjustment                  -             -              -

-----------------------------------------------------------------------

          NET INCREASE
            (DECREASE) IN
            NET ASSETS
            RESULTING FROM
            CONTRACT OWNERS'
            TRANSACTIONS       (7,661,301)      126,817       (315,930)

-----------------------------------------------------------------------

          TOTAL INCREASE
            (DECREASE) IN
            NET ASSETS         (8,123,906)    1,144,565        954,075

NET ASSETS:

  BEGINNING OF PERIOD           8,123,906    14,483,081     17,957,864

-----------------------------------------------------------------------

  END OF PERIOD               $         -   $15,627,646    $18,911,939

-----------------------------------------------------------------------




See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005



                                                                   ACCOUNT DIVISION
-----------------------------------------------------------------------------------------------------------------------
                                                           DOW JONES      DOW JONES    WILSHIRE TARGET  WILSHIRE TARGET
                               WELLS FARGO               WILSHIRE 5000  WILSHIRE 5000      LARGE CO         LARGE CO
                                ADVANTAGE   WELLS FARGO      INDEX          INDEX          . GROWTH         . GROWTH
                                DISCOVERY   OPPORTUNITY    PORTFOLIO-     PORTFOLIO-      PORTFOLIO-       PORTFOLIO-
                                   FUND         FUND     INSTITUTIONAL    INVESTMENT    INSTITUTIONAL      INVESTMENT
-----------------------------------------------------------------------------------------------------------------------


OPERATIONS
          Net investment
            income              $        -   $        -   $   178,608    $    66,789     $         -      $         -
          Capital gain
            distribution                 -            -             -              -               -                -
          Net realized gain
            (loss) on
            investments             53,546      (27,577)     (384,356)       102,527        (666,435)          45,114
          Net unrealized
            appreciation
            (depreciation) on
            investments          1,139,685      752,830     1,257,838        382,176       2,502,324        1,018,039
          Mortality and
            expense risk
            charge (Note 1)        (72,199)    (117,364)     (234,541)      (108,996)       (264,712)        (138,771)

-----------------------------------------------------------------------------------------------------------------------
          Net increase
            (decrease) in net
            assets resulting
            from operations      1,121,032      607,889       817,549        442,496       1,571,177          924,382
-----------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
          Gross stipulated
            PAYMENTS RECEIVED      617,934      866,783     1,553,041      2,241,843       2,121,817        2,770,934
          Sales and
            administrative
            expenses (Note 1)          (68)        (144)         (296)          (181)           (687)            (257)
-----------------------------------------------------------------------------------------------------------------------
          Net consideration
            received on
            annuity contracts      617,866      866,639     1,552,745      2,241,662       2,121,130        2,770,677
          Net transfer from
            (to) fixed
            accumulation
            account               (275,052)    (177,757)   (1,058,851)       340,862        (660,424)         481,831
          Transfers from (to)
            other Divisions      7,542,000     (335,045)       15,263        273,851         (82,599)         (77,956)
          Payments to
            contract owners       (483,862)    (693,922)   (1,747,582)      (467,053)     (1,704,444)        (604,053)
          Annual maintenance
            charge (Note 1)         (4,468)      (6,993)      (12,349)       (31,366)        (11,660)         (25,970)
          Surrender charges
            (Note 1)                (2,358)      (5,462)       (2,048)        (9,280)         (1,241)          (8,881)
          Mortality guarantee
            adjustment                   -            -             -              -               -                -
-----------------------------------------------------------------------------------------------------------------------

          NET INCREASE
            (DECREASE) IN NET
            ASSETS RESULTING
            FROM CONTRACT
            OWNERS'
            TRANSACTIONS         7,394,126     (352,540)   (1,252,822)     2,348,676        (339,238)       2,535,648
-----------------------------------------------------------------------------------------------------------------------

          TOTAL INCREASE
            (DECREASE) IN NET
            ASSETS               8,515,158      255,349      (435,273)     2,791,172       1,231,939        3,460,030
NET ASSETS:
  BEGINNING OF PERIOD                    -    9,521,371    19,478,297      7,833,095      21,293,761        9,962,280
-----------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                 $8,515,158   $9,776,720   $19,043,024    $10,624,267     $22,525,700      $13,422,310
-----------------------------------------------------------------------------------------------------------------------

                                        ACCOUNT DIVISION
----------------------------------------------------------------
                               WILSHIRE TARGET   WILSHIRE TARGET
                               LARGE CO. VALUE  SMALL CO. GROWTH
                                  PORTFOLIO-       PORTFOLIO-
                                  INVESTMENT       INVESTMENT
----------------------------------------------------------------


OPERATIONS
          Net investment
            income               $   138,373       $        -
          Capital gain
            distribution           2,506,805          265,842
          Net realized gain
            (loss) on
            investments               42,667           88,390
          Net unrealized
            appreciation
            (depreciation) on
            investments             (878,791)        (237,446)
          Mortality and
            expense risk
            charge (Note 1)         (246,586)         (34,393)

----------------------------------------------------------------
          Net increase
            (decrease) in net
            assets resulting
            from operations        1,562,468           82,393
----------------------------------------------------------------

CONTRACT OWNERS' TRANSACTIONS
          Gross stipulated
            PAYMENTS RECEIVED      3,747,168          578,472
          Sales and
            administrative
            expenses (Note 1)           (570)             (56)
----------------------------------------------------------------
          Net consideration
            received on
            annuity contracts      3,746,598          578,416
          Net transfer from
            (to) fixed
            accumulation
            account                  461,204           62,429
          Transfers from (to)
            other Divisions        1,048,315          265,821
          Payments to
            contract owners       (1,000,009)        (160,823)
          Annual maintenance
            charge (Note 1)          (36,292)          (1,363)
          Surrender charges
            (Note 1)                  (9,594)          (1,969)
          Mortality guarantee
            adjustment                     -                -
----------------------------------------------------------------

          NET INCREASE
            (DECREASE) IN NET
            ASSETS RESULTING
            FROM CONTRACT
            OWNERS'
            TRANSACTIONS           4,210,222          742,511
----------------------------------------------------------------

          TOTAL INCREASE
            (DECREASE) IN NET
            ASSETS                 5,772,690          824,904
NET ASSETS:
  BEGINNING OF PERIOD             17,633,502        2,471,845
----------------------------------------------------------------
  END OF PERIOD                  $23,406,192       $3,296,749
----------------------------------------------------------------



See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2005



                                                                      ACCOUNT DIVISION
----------------------------------------------------------------------------------------------------------------------------
                               WILSHIRE TARGET     WILSHIRE       WILSHIRE       WILSHIRE     WILSHIRE VIT     WILSHIRE VIT
                               SMALL CO. VALUE   VIT BALANCED    VIT EQUITY     VIT INCOME   INTERNATIONAL      SHORT-TERM
                                  PORTFOLIO-         FUND           FUND           FUND       EQUITY FUND    INVESTMENT FUND
                                  INVESTMENT       HM SHARES      HM SHARES     HM SHARES      HM SHARES        HM SHARES
----------------------------------------------------------------------------------------------------------------------------


OPERATIONS

          Net investment
            income                $        -     $          -   $  3,193,073   $         -    $    15,556      $     7,237

          Capital gain
            distribution             856,057                -              -             -              -                -

          Net realized gain
            (loss) on
            investments              164,774         (219,793)    (2,508,347)      (73,841)       936,454           32,744

          Net unrealized
            appreciation
            (depreciation)
            on investments          (842,818)      10,734,645     15,618,284       520,546      2,634,152           33,059

          Mortality and
            expense risk
            charge (Note 1)          (41,970)      (3,144,262)    (3,499,902)     (281,382)      (453,939)         (35,643)

----------------------------------------------------------------------------------------------------------------------------

          Net increase
            (decrease) in
            net assets
            resulting from
            operations               136,043        7,370,590     12,803,108       165,323      3,132,223           37,397
----------------------------------------------------------------------------------------------------------------------------

CONTRACT OWNERS'
  TRANSACTIONS

          Gross stipulated
            PAYMENTS
            RECEIVED                 445,776       11,615,817     13,175,660     2,979,093      3,783,523          366,506

          Sales and
            administrative
            expenses (Note
            1)                           (95)          (2,243)        (2,551)         (607)          (625)            (216)
----------------------------------------------------------------------------------------------------------------------------

          Net consideration
            received on
            annuity
            contracts                445,681       11,613,574     13,173,109     2,978,486      3,782,898          366,290

          Net transfer from
            (to) fixed
            accumulation
            account                  (75,526)      (6,817,158)    (9,689,521)      235,824       (895,521)       1,759,736

          Transfers from
            (to) other
            Divisions                240,136       (3,638,074)    (5,994,992)      649,462       (587,618)         568,830

          Payments to
            contract owners         (293,712)     (21,089,910)   (24,793,286)   (2,378,639)    (2,877,927)      (2,817,857)

          Annual maintenance
            charge (Note 1)           (2,196)        (134,894)      (256,869)      (19,109)       (41,868)          (2,263)

          Surrender charges
            (Note 1)                  (2,663)         (10,804)        (6,021)      (10,162)        (6,247)          (6,684)

          Mortality
            guarantee
            adjustment                     -           (4,984)        40,670        (5,913)             -              (50)
----------------------------------------------------------------------------------------------------------------------------

          NET INCREASE
            (DECREASE) IN
            NET ASSETS
            RESULTING FROM
            CONTRACT OWNERS'
            TRANSACTIONS             311,720      (20,082,250)   (27,526,910)    1,449,949       (626,283)        (131,998)
----------------------------------------------------------------------------------------------------------------------------

          TOTAL INCREASE
            (DECREASE) IN
            NET ASSETS               447,763      (12,711,660)   (14,723,802)    1,615,272      2,505,940          (94,601)

NET ASSETS:

  BEGINNING OF PERIOD              3,315,399      261,599,493    301,633,499    21,963,766     36,179,259        2,940,774
----------------------------------------------------------------------------------------------------------------------------

  END OF PERIOD                   $3,763,162     $248,887,833   $286,909,697   $23,579,038    $38,685,199      $ 2,846,173
----------------------------------------------------------------------------------------------------------------------------

                                       ACCOUNT DIVISION
--------------------------------------------------------------
                               WILSHIRE VIT     WILSHIRE VIT
                                 SMALL CAP        SOCIALLY
                                GROWTH FUND   RESPONSIBLE FUND
                                 HM SHARES        HM SHARES
--------------------------------------------------------------


OPERATIONS

          Net investment
            income              $         -      $     1,972

          Capital gain
            distribution                  -                -

          Net realized gain
            (loss) on
            investments          (3,189,593)         807,096

          Net unrealized
            appreciation
            (depreciation)
            on investments        4,777,728        2,891,275

          Mortality and
            expense risk
            charge (Note 1)        (589,100)        (929,257)

--------------------------------------------------------------

          Net increase
            (decrease) in
            net assets
            resulting from
            operations              999,035        2,771,086
--------------------------------------------------------------

CONTRACT OWNERS'
  TRANSACTIONS

          Gross stipulated
            PAYMENTS
            RECEIVED              4,054,022        5,694,625

          Sales and
            administrative
            expenses (Note
            1)                         (848)            (872)
--------------------------------------------------------------

          Net consideration
            received on
            annuity
            contracts             4,053,174        5,693,753

          Net transfer from
            (to) fixed
            accumulation
            account              (1,973,929)      (2,361,669)

          Transfers from
            (to) other
            Divisions            (2,090,035)      (1,227,147)

          Payments to
            contract owners      (4,215,680)      (5,576,413)

          Annual maintenance
            charge (Note 1)         (34,767)        (125,593)

          Surrender charges
            (Note 1)                 (6,157)          (6,220)

          Mortality
            guarantee
            adjustment                    -                -
--------------------------------------------------------------

          NET INCREASE
            (DECREASE) IN
            NET ASSETS
            RESULTING FROM
            CONTRACT OWNERS'
            TRANSACTIONS         (4,267,394)      (3,603,289)
--------------------------------------------------------------

          TOTAL INCREASE
            (DECREASE) IN
            NET ASSETS           (3,268,359)        (832,203)

NET ASSETS:

  BEGINNING OF PERIOD            51,123,355       76,641,597
--------------------------------------------------------------

  END OF PERIOD                 $47,854,996      $75,809,394
--------------------------------------------------------------



See accompanying notes to the financial statements.

HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2006 AND 2005

1. NATURE OF SEPARATE ACCOUNT - Horace Mann Life Insurance Company Separate Account ("the Separate Account"), registered as a unit investment trust under the Investment Company Act of 1940, is used to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein Large Growth Portfolio, AllianceBernstein Small/Mid Cap Value Portfolio Class, AllianceBernstein VPS Small Cap Growth Portfolio Class B, Ariel Fund, Ariel Appreciation Fund, Cohen & Steers (VIF) Realty Fund, Inc., Credit Suisse Trust Small Cap Core I Portfolio, Davis Value Portfolio, Delaware VIP Growth Opportunities Service Class, Delaware VIP Trend Series Service Class, Dreyfus Midcap Stock Service Shares, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Overseas Portfolio, Goldman Sachs VIT Core Small Cap Equity Fund, J.P. Morgan U.S. Disciplined Equity Portfolio, Lord Abbett Series Fund Growth Opportunities, Neuberger Berman Genesis Fund, Putnam VT Vista Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small Cap Portfolio, T. Rowe Price Equity Inc. Portfolio VIP II, T. Rowe Price Small-Cap Stock Fund Advisor Class, T. Rowe Price Small-Cap Value Fund Advisor Class, T. Rowe Price VIP Prime Reserves Portfolio, Wells Fargo Advantage Discovery Fund, Wells Fargo Opportunity Fund (formerly Strong Opportunity Fund), Dow Jones Wilshire 5000 Index Portfolio-Institutional, Dow Jones Wilshire 5000 Index Portfolio Investment, Wilshire Target Large Co. Growth Portfolio-Institutional, Wilshire Target Large Co. Growth Portfolio-Investment, Wilshire Target Large Co. Value Portfolio-Investment, Wilshire Target Small Co. Growth Portfolio-Investment, Wilshire Target Small Co. Value Portfolio-Investment, Wilshire VIT 2010 Aggressive Fund, Wilshire VIT 2010 Conservative Fund, Wilshire VIT 2010 Moderate Fund, Wilshire VIT 2015 Moderate Fund, Wilshire VIT 2025 Moderate Fund, Wilshire VIT 2035 Moderate Fund, Wilshire VIT 2045 Moderate Fund, Wilshire VIT Balanced Fund HM Shares, Wilshire VIT Equity Fund HM Shares, Wilshire VIT Income Fund HM Shares, Wilshire VIT International Equity Fund HM Shares, Wilshire VIT Short-Term Investment Fund HM Shares, Wilshire VIT Small Cap Growth Fund HM Shares, Wilshire VIT Socially Responsible Fund HM Shares. The funds collectively are referred to as the "Funds".

Certain specified amounts, as described in the annuity contracts, are paid to Horace Mann Life Insurance Company ("HMLIC") to cover death benefits, surrender charges, sales and administrative expenses and maintenance charges.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC's other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. The contract maintenance charge is assessed on the contract anniversary date. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date.

HMLIC deducts a daily mortality and expense risk charge from the Separate Account for the assumption of mortality and expense risks. The fee for the mortality and expense risk may not exceed the annual rate of 1.65% of the daily net assets of the Separate Account (0.85% for mortality risk, and 0.80% for expense risk).

In certain circumstances in the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

HMLIC contributed $194,898 in the form of bonus credits to the contract owner accounts for the year ended December 31, 2006. Those amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

2. SIGNIFICANT ACCOUNTING POLICIES - Investments in the Funds are reported at market value using the accumulated unit value method (AUV).

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

3. FEDERAL INCOME TAXES - Investment income of the Account is included in the tax return of HMLIC; however, no tax accrues on income attributable to tax-deferred annuities which comprise the majority of the Account contracts. Income attributable to non tax-deferred annuities is not significant.

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES - During the year ended December 31, 2006 purchases and proceeds from sales of fund shares were as follows:



                                                    ACCOUNT DIVISION
------------------------------------------------------------------------------------------------------------------------
                                             ALLIANCE
                                            BERNSTEIN   ALLIANCE
                                 ALLIANCE   SMALL/MID   BERNSTEIN                                               CREDIT
                                 BERNSTEIN     CAP      VPS SMALL                                               SUISSE
                                   LARGE      VALUE    CAP GROWTH                  ARIEL     COHEN & STEERS  TRUST SMALL
                                  GROWTH    PORTFOLIO   PORTFOLIO     ARIEL    APPRECIATION   (VIF) REALTY    CAP CORE I
                                 PORTFOLIO    CLASS      CLASS B      FUND         FUND        FUND, INC.     PORTFOLIO
------------------------------------------------------------------------------------------------------------------------


Purchases                       $7,510,566   $311,480    $88,370   $9,316,766   $13,795,677    $1,831,909      $360,323
------------------------------------------------------------------------------------------------------------------------
Sales                           $4,017,404   $ 34,821    $15,373   $5,051,312   $ 7,381,238    $  101,798      $774,620
------------------------------------------------------------------------------------------------------------------------


                     ACCOUNT DIVISION
---------------------------------------------------------
                                               DELAWARE
                                   DAVIS      VIP GROWTH
                                   VALUE    OPPORTUNITIES
                                 PORTFOLIO  SERVICE CLASS
---------------------------------------------------------


Purchases                       $3,032,795     $794,874
---------------------------------------------------------
Sales                           $1,413,849     $191,463
---------------------------------------------------------





                                             DREYFUS                  FIDELITY
                            DELAWARE VIP  MIDCAP STOCK   FIDELITY   VIP GROWTH &      FIDELITY        FIDELITY      FIDELITY VIP
                            TREND SERIES     SERVICE    VIP GROWTH     INCOME     VIP HIGH INCOME  VIP INDEX 500  INVESTMENT GRADE
                           SERVICE CLASS     SHARES      PORTFOLIO    PORTFOLIO      PORTFOLIO       PORTFOLIO     BOND PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------


Purchases                     $406,359      $532,664    $7,905,134   $5,434,133      $2,552,595     $13,833,420      $5,778,565
----------------------------------------------------------------------------------------------------------------------------------
Sales                         $173,805      $184,102    $6,845,009   $2,383,190      $1,123,895     $ 7,150,021      $3,622,674
----------------------------------------------------------------------------------------------------------------------------------


                             FIDELITY     FIDELITY
                           VIP MID CAP  VIP OVERSEAS
                            PORTFOLIO     PORTFOLIO
----------------------------------------------------


Purchases                  $16,944,254   $9,488,880
----------------------------------------------------
Sales                      $ 6,537,274   $3,171,912
----------------------------------------------------


HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 AND 2005



4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES




                               GOLDMAN
                                SACHS                           LORD
                              VIT CORE      J.P. MORGAN        ABBETT      NEUBERGER                 RAINIER     ROYCE CAPITAL
                              SMALL CAP  U.S. DISCIPLINED   SERIES FUND     BERMAN      PUTNAM    SMALL/MID CAP       FUND
                               EQUITY         EQUITY           GROWTH       GENESIS    VT VISTA       EQUITY       SMALL CAP
                                FUND         PORTFOLIO     OPPORTUNITIES     FUND        FUND       PORTFOLIO      PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------


Purchases                    $1,068,281     $3,557,305        $659,407    $9,817,720  $1,351,205    $6,304,917     $2,630,327
------------------------------------------------------------------------------------------------------------------------------
Sales                        $  332,884     $2,856,787        $205,928    $3,775,290  $1,444,603    $2,704,432     $  678,871
------------------------------------------------------------------------------------------------------------------------------


                                                T.ROWE PRICE
                               T. ROWE PRICE     SMALL-CAP
                                EQUITY INC.      STOCK FUND
                             PORTFOLIO VIP II  ADVISOR CLASS
------------------------------------------------------------


Purchases                        $639,110        $2,748,268
------------------------------------------------------------
Sales                            $ 74,508        $1,801,779
------------------------------------------------------------






                    T.ROWE PRICE  T. ROWE PRICE  WELLS FARGO                    DOW JONES            DOW JONES
                     SMALL-CAP      VIP PRIME     ADVANTAGE   WELLS FARGO  WILSHIRE 5000 INDEX  WILSHIRE 5000 INDEX
                     VALUE FUND      RESERVE      DISCOVERY   OPPORTUNITY       PORTFOLIO-           PORTFOLIO-
                   ADVISOR CLASS    PORTFOLIO        FUND         FUND        INSTITUTIONAL          INVESTMENT
-------------------------------------------------------------------------------------------------------------------


Purchases            $2,639,245     $2,230,410    $1,142,225   $1,884,303       $2,687,421           $3,539,418
-------------------------------------------------------------------------------------------------------------------
Sales                $2,194,218     $1,250,230    $1,135,289   $1,556,590       $2,914,694           $1,383,915
-------------------------------------------------------------------------------------------------------------------


                    WILSHIRE TARGET   WILSHIRE TARGET  WILSHIRE TARGET
                   LARGE CO. GROWTH  LARGE CO. GROWTH  LARGE CO. VALUE
                      PORTFOLIO-        PORTFOLIO-        PORTFOLIO-
                     INSTITUTIONAL      INVESTMENT        INVESTMENT
----------------------------------------------------------------------


Purchases             $2,763,184        $3,923,698        $9,516,256
----------------------------------------------------------------------
Sales                 $4,068,523        $1,720,292        $4,044,468
----------------------------------------------------------------------





                                 WILSHIRE TARGET  WILSHIRE TARGET   WILSHIRE     WILSHIRE    WILSHIRE   WILSHIRE    WILSHIRE
                                SMALL CO. GROWTH  SMALL CO. VALUE   VIT 2010     VIT 2010    VIT 2010   VIT 2015    VIT 2025
                                   PORTFOLIO-        PORTFOLIO-    AGGRESSIVE  CONSERVATIVE  MODERATE   MODERATE    MODERATE
                                   INVESTMENT        INVESTMENT       FUND         FUND        FUND       FUND        FUND
-----------------------------------------------------------------------------------------------------------------------------


Purchases                           $853,626         $1,507,972     $160,630     $467,149    $313,771  $1,891,254  $1,355,974
-----------------------------------------------------------------------------------------------------------------------------
Sales                               $578,166         $  952,643     $ 12,066     $ 24,930    $ 16,919  $    9,418  $   29,390
-----------------------------------------------------------------------------------------------------------------------------


                                WILSHIRE  WILSHIRE
                                VIT 2035  VIT 2045
                                MODERATE  MODERATE
                                  FUND      FUND
--------------------------------------------------


Purchases                       $315,118  $280,487
--------------------------------------------------
Sales                           $  1,177  $      -
--------------------------------------------------





                                   WILSHIRE       WILSHIRE     WILSHIRE     WILSHIRE VIT     WILSHIRE VIT    WILSHIRE VIT
                                 VIT BALANCED    VIT EQUITY   VIT INCOME   INTERNATIONAL      SHORT-TERM       SMALL CAP
                                     FUND           FUND         FUND       EQUITY FUND    INVESTMENT FUND    GROWTH FUND
                                   HM SHARES     HM SHARES     HM SHARES     HM SHARES        HM SHARES        HM SHARES
-------------------------------------------------------------------------------------------------------------------------


Purchases                         $22,978,183   $24,240,913   $5,741,426     $5,434,635       $3,041,314      $ 4,280,742
-------------------------------------------------------------------------------------------------------------------------
Sales                             $35,950,438   $46,005,789   $5,007,166     $5,754,959       $2,849,705      $10,129,184
-------------------------------------------------------------------------------------------------------------------------


                                   WILSHIRE VIT
                                     SOCIALLY
                                 RESPONSIBLE FUND
                                     HM SHARES
-------------------------------------------------


Purchases                           $16,385,631
-------------------------------------------------
Sales                               $10,198,988
-------------------------------------------------





5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS



                                                         ACCOUNT DIVISION
----------------------------------------------------------------------------------------------------------------------------------
                            ALLIANCE        ALLIANCE           ALLIANCE                                              CREDIT SUISSE
                            BERNSTEIN      BERNSTEIN          BERNSTEIN                    ARIEL     COHEN & STEERS   TRUST SMALL
                          LARGE GROWTH   SMALL/MID CAP      VPS SMALL CAP      ARIEL   APPRECIATION   (VIF) REALTY     CAP CORE I
                            PORTFOLIO   VALUE PORTFOLIO  GROWTH PORTFOLIO -B    FUND       FUND        FUND, INC.      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------


Account units
  outstanding AT
  01/01/2005                  818,599             -                  -        486,122      798,279             -        248,475
Consideration received        151,026             -                  -         97,211      158,395             -         20,515
Net transfers                  24,392             -                  -         23,044       52,050             -        (17,480)
Payments to contract
  owners                      (54,281)            -                  -        (30,380)     (48,397)            -        (20,494)
----------------------------------------------------------------------------------------------------------------------------------
Account units
  outstanding AT
  12/31/2005                  939,736             -                  -        575,997      960,327             -        231,016
Consideration received        172,429         4,044              2,237         84,536      142,383        25,550         16,686
Net transfers                  57,056        14,155              5,322        (12,430)     (21,991)      103,029        (20,136)
Payments to contract
  owners                      (71,671)       (2,782)            (1,649)       (39,339)     (66,788)      (13,842)       (20,914)
Account units
  outstanding
----------------------------------------------------------------------------------------------------------------------------------
  AT 12/31/2006             1,097,550        15,417              5,910        608,764    1,013,931       114,737        206,652
==================================================================================================================================


                 ACCOUNT DIVISION
--------------------------------------------------
                                        DELAWARE
                            DAVIS      VIP GROWTH
                            VALUE    OPPORTUNITIES
                          PORTFOLIO  SERVICE CLASS
--------------------------------------------------


Account units
  outstanding AT
  01/01/2005               612,231       11,064
Consideration received     113,575        9,579
Net transfers               58,665       12,074
Payments to contract
  owners                   (69,324)        (750)
--------------------------------------------------
Account units
  outstanding AT
  12/31/2005               715,147       31,967
Consideration received     107,832       19,027
Net transfers               62,618       16,303
Payments to contract
  owners                   (60,949)      (2,152)
Account units
  outstanding
--------------------------------------------------
  AT 12/31/2006            824,648       65,145
==================================================


HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 AND 2005



5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS




                                                        ACCOUNT DIVISION
-------------------------------------------------------------------------------------------------------------------------------
                                   DELAWARE    DREYFUS MIDCAP               FIDELITY    FIDELITY                    FIDELITY
                                  VIP TREND         STOCK       FIDELITY   VIP GROWTH   VIP HIGH     FIDELITY    VIP INVESTMENT
                                    SERIES         SERVICE     VIP GROWTH   & INCOME     INCOME   VIP INDEX 500    GRADE BOND
                                SERVICE CLASS      SHARES       PORTFOLIO   PORTFOLIO  PORTFOLIO    PORTFOLIO       PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------


Account units outstanding AT
  01/01/2005                         2,275          9,576         974,205     757,537   256,027      277,917          975,233
Consideration received               4,770         12,500         178,415     171,269    80,472       57,060          189,804
Net transfers                        5,089         12,291           9,390      33,480    57,985       16,628           62,319
Payments to contract owners            (44)          (343)        (72,017)    (62,067)  (19,462)     (17,292)         (69,666)
-------------------------------------------------------------------------------------------------------------------------------
Account units outstanding AT
  12/31/2005                        12,090         34,024       1,089,993     900,219   375,022      334,313        1,157,690
Consideration received               4,482         10,223         166,522     179,175    90,007       56,930          170,959
Net transfers                        2,672          3,448         (15,704)     70,730    48,965       10,728           48,003
Payments to contract owners           (498)        (2,550)        (95,689)    (81,109)  (24,904)     (23,190)        (106,708)
Account units outstanding
-------------------------------------------------------------------------------------------------------------------------------
  AT 12/31/2006                     18,746         45,145       1,145,122   1,069,015   489,090      378,781        1,269,944
===============================================================================================================================


                     ACCOUNT DIVISION
---------------------------------------------------------
                                  FIDELITY     FIDELITY
                                VIP MID CAP  VIP OVERSEAS
                                 PORTFOLIO     PORTFOLIO
---------------------------------------------------------


Account units outstanding AT
  01/01/2005                       954,231       643,917
Consideration received             153,601       152,428
Net transfers                       88,912        79,738
Payments to contract owners        (69,988)      (40,567)
---------------------------------------------------------
Account units outstanding AT
  12/31/2005                     1,126,756       835,516
Consideration received             158,780       183,174
Net transfers                       56,214       128,259
Payments to contract owners        (88,997)      (62,770)
Account units outstanding
---------------------------------------------------------
  AT 12/31/2006                  1,252,753     1,084,179
=========================================================






                                                       ACCOUNT DIVISION
-----------------------------------------------------------------------------------------------------------------------------
                            GOLDMAN SACHS     J.P. MORGAN     LORD ABBETT   NEUBERGER               RAINIER     ROYCE CAPITAL
                           VIT CORE SMALL  U.S. DISCIPLINED   SERIES FUND     BERMAN    PUTNAM   SMALL/MID CAP       FUND
                             CAP EQUITY         EQUITY           GROWTH      GENESIS   VT VISTA      EQUITY       SMALL-CAP
                                FUND           PORTFOLIO     OPPORTUNITIES     FUND      FUND      PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------


Account units outstanding
  AT 01/01/2005                17,423          1,143,649         22,415      642,198    447,977     303,239         93,281
Consideration received         16,568            242,915         34,208      121,384     63,084      53,584         77,307
Net transfers                  27,859             36,644         33,147       75,001     (1,722)     32,935        130,436
Payments to contract
  owners                         (569)           (77,739)        (7,337)     (39,576)   (40,159)    (19,861)       (21,737)
-----------------------------------------------------------------------------------------------------------------------------
Account units outstanding
  AT 12/31/2005                61,281          1,345,469         82,433      799,007    469,180     369,897        279,287
Consideration received         22,914            188,628         21,019      131,783     57,323      62,741         93,786
Net transfers                  18,968            (49,688)        12,898       29,803    (28,070)     23,149         87,408
Payments to contract
  owners                       (5,293)           (92,322)        (3,833)     (58,014)   (39,194)    (26,257)       (22,554)
Account units outstanding
-----------------------------------------------------------------------------------------------------------------------------
  AT 12/31/2006                97,870          1,392,087        112,517      902,579    459,239     429,530        437,927
=============================================================================================================================


                         ACCOUNT DIVISION
-----------------------------------------------------------------
                            STRONG   T. ROWE PRICE   T.ROWE PRICE
                            MID CAP   EQUITY INC.     SMALL-CAP
                            GROWTH     PORTFOLIO      STOCK FUND
                            FUND 11      VIP II     ADVISOR CLASS
-----------------------------------------------------------------


Account units outstanding
  AT 01/01/2005             479,241           -        401,917
Consideration received       17,168           -         45,587
Net transfers              (485,229)          -        (16,911)
Payments to contract
  owners                    (11,180)          -        (24,909)
-----------------------------------------------------------------
Account units outstanding
  AT 12/31/2005                   -           -        405,684
Consideration received            -       4,451         34,890
Net transfers                     -      23,814        (20,952)
Payments to contract
  owners                          -      (5,090)       (26,342)
Account units outstanding
-----------------------------------------------------------------
  AT 12/31/2006                   -      23,175        393,280
=================================================================






                                                              ACCOUNT DIVISION
------------------------------------------------------------------------------------------------------------------------
                     T.ROWE PRICE   T.ROWE PRICE   WELLS FARGO                      DOW JONES             DOW JONES
                      SMALL-CAP       VIP PRIME     ADVANTAGE    WELLS FARGO   WILSHIRE 5000 INDEX   WILSHIRE 5000 INDEX
                      VALUE FUND      RESERVES      DISCOVERY    OPPORTUNITY        PORTFOLIO-            PORTFOLIO-
                    ADVISOR CLASS     PORTFOLIO        FUND          FUND         INSTITUTIONAL           INVESTMENT
------------------------------------------------------------------------------------------------------------------------


Account units
  outstanding
  AT 01/01/2005        439,605                -             -      317,641          1,924,243               787,993

Consideration
  received              43,932                 -       46,478       28,898            153,490               225,931

Net transfers          (22,412)                -      589,006      (17,015)          (103,316)               65,540

Payments to
  contract owners      (29,334)                -      (36,534)     (23,423)          (174,244)              (55,427)
------------------------------------------------------------------------------------------------------------------------

Account units
  outstanding AT
  12/31/2005           431,791                 -      598,950      306,101          1,800,173             1,024,037

Consideration
  received              34,050            74,772       59,742       22,403            122,878               213,937

Net transfers          (21,874)        2,459,647       48,077      (17,548)            (3,666)               33,788

Payments to
  contract owners      (32,320)       (1,577,178)    (108,478)     (26,327)          (133,487)              (59,268)

Account units
  outstanding
------------------------------------------------------------------------------------------------------------------------

  AT 12/31/2006        411,647           957,241      598,291      284,629          1,785,898             1,212,494
========================================================================================================================


                                       ACCOUNT DIVISION
-------------------------------------------------------------------------
                     WILSHIRE TARGET    WILSHIRE TARGET   WILSHIRE TARGET
                    LARGE CO. GROWTH   LARGE CO. GROWTH   LARGE CO. VALUE
                       PORTFOLIO-         PORTFOLIO-         PORTFOLIO-
                      INSTITUTIONAL       INVESTMENT         INVESTMENT
-------------------------------------------------------------------------


Account units
  outstanding
  AT 01/01/2005          680,361            324,321            729,103

Consideration
  received                67,994             90,420            151,690

Net transfers            (23,889)            14,649             62,711

Payments to
  contract owners        (54,823)           (21,558)           (43,963)
-------------------------------------------------------------------------

Account units
  outstanding AT
  12/31/2005             669,643            407,832            899,541

Consideration
  received                54,638             89,210            151,028

Net transfers            (16,354)             3,006             32,097

Payments to
  contract owners        (54,934)           (23,391)           (72,370)

Account units
  outstanding
-------------------------------------------------------------------------

  AT 12/31/2006          652,993            476,657          1,010,296
=========================================================================


HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 AND 2005



5. CHANGE IN CONTRACT OWNERS' ACCOUNT UNITS




                                                                   ACCOUNT DIVISION
--------------------------------------------------------------------------------------------------------------------------
                            WILSHIRE TARGET   WILSHIRE TARGET    WILSHIRE      WILSHIRE     WILSHIRE   WILSHIRE   WILSHIRE
                           SMALL CO. GROWTH   SMALL CO. VALUE    VIT 2010      VIT 2010     VIT 2010   VIT 2015   VIT 2025
                              PORTFOLIO-         PORTFOLIO-     AGGRESSIVE   CONSERVATIVE   MODERATE   MODERATE   MODERATE
                              INVESTMENT         INVESTMENT        FUND          FUND         FUND       FUND       FUND
--------------------------------------------------------------------------------------------------------------------------


Account units outstanding
  AT 01/01/2005                 121,774           140,473              -             -            -           -          -

Consideration received           29,215            18,852              -             -            -           -          -

Net transfers                    16,008             7,854              -             -            -           -          -

Payments to contract
  owners                         (8,215)          (13,962)             -             -            -           -          -
--------------------------------------------------------------------------------------------------------------------------

Account units outstanding
  AT 12/31/2005                 158,782           153,217              -             -            -           -          -

Consideration received           19,225            21,476          3,896        21,761        5,077      73,892     69,366

Net transfers                    (8,586)           (2,970)        12,487        24,283       27,534     113,909     65,915

Payments to contract
  owners                        (12,821)          (14,950)        (1,602)       (2,386)      (3,285)     (2,698)    (4,874)

Account units outstanding
--------------------------------------------------------------------------------------------------------------------------
  AT 12/31/2006                 156,600           156,773         14,781        43,658       29,326     185,103    130,407
==========================================================================================================================


                             ACCOUNT DIVISION
----------------------------------------------
                           WILSHIRE   WILSHIRE
                           VIT 2035   VIT 2045
                           MODERATE   MODERATE
                             FUND       FUND
----------------------------------------------


Account units outstanding
  AT 01/01/2005                  -          -

Consideration received           -          -

Net transfers                    -          -

Payments to contract
  owners                         -          -
----------------------------------------------

Account units outstanding
  AT 12/31/2005                  -          -

Consideration received      21,897     18,783

Net transfers                9,114      8,738

Payments to contract
  owners                      (117)       (33)

Account units outstanding
----------------------------------------------
  AT 12/31/2006             30,894     27,488
==============================================





                                                                      ACCOUNT DIVISION
-------------------------------------------------------------------------------------------------------------------------
                                    WILSHIRE      WILSHIRE     WILSHIRE     WILSHIRE VIT     WILSHIRE VIT    WILSHIRE VIT
                                  VIT BALANCED   VIT EQUITY   VIT INCOME   INTERNATIONAL      SHORT-TERM       SMALL CAP
                                      FUND          FUND         FUND       EQUITY FUND    INVESTMENT FUND    GROWTH FUND
                                    HM SHARES     HM SHARES    HM SHARES     HM SHARES        HM SHARES        HM SHARES
-------------------------------------------------------------------------------------------------------------------------



Account units outstanding AT
  01/01/2005                       13,172,538    14,024,912    1,300,042     3,099,530          270,993        4,302,146

Consideration received                581,840       612,375      176,552       319,782           33,584          355,740

Net transfers                        (524,475)     (720,916)      52,090      (125,620)         213,177         (354,506)

Payments to contract owners        (1,062,654)   (1,160,037)    (142,769)     (246,249)        (258,861)        (371,822)
-------------------------------------------------------------------------------------------------------------------------

Account units outstanding AT
  12/31/2005                       12,167,249    12,756,334    1,385,915     3,047,443          258,893        3,931,558

Consideration received                503,838       517,549      146,350       254,317           30,862          267,236

Net transfers                        (520,605)     (650,036)       6,271       (90,183)         122,757         (226,636)

Payments to contract owners          (957,525)   (1,087,502)    (146,267)     (238,426)        (148,743)        (345,538)

Account units outstanding
-------------------------------------------------------------------------------------------------------------------------
  AT 12/31/2006                    11,192,957    11,536,345    1,392,269     2,973,151          263,769        3,626,620
=========================================================================================================================


                                  ACCOUNT DIVISION
--------------------------------------------------
                                    WILSHIRE VIT
                                      SOCIALLY
                                  RESPONSIBLE FUND
                                      HM SHARES
--------------------------------------------------



Account units outstanding AT
  01/01/2005                          4,612,921

Consideration received                  344,667

Net transfers                          (217,682)

Payments to contract owners            (345,044)
--------------------------------------------------

Account units outstanding AT
  12/31/2005                          4,394,862

Consideration received                  276,051

Net transfers                          (158,430)

Payments to contract owners            (309,709)

Account units outstanding
--------------------------------------------------
  AT 12/31/2006                       4,202,774
==================================================


HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 AND 2005

6.  FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2006


                                                                                       EXPENSE AS A    INVESTMENT
                                                                            NET        % OF AVERAGE      INCOME
           ACCOUNT DIVISION                UNITS           VALUE           ASSETS      NET ASSETS *       RATIO
-----------------------------------------------------------------------------------------------------------------


AllianceBernstein Large Growth
  Portfolio                              1,097,550     25.71 to 27.81    28,240,479   0.00% to 1.65%      0.00%
AllianceBernstein Small/Mid Cap Value
  Portfolio Class                           15,417     19.15 to 19.27       296,669   0.95% to 1.65%      0.01%
AllianceBernstein VPS Small Cap Growth
  Portfolio Class B                          5,910     13.21 to 13.30        78,364   0.95% to 1.65%      0.00%
Ariel Fund                                 608,764     54.41 to 63.37    36,001,178   0.00% to 1.65%      0.00%
Ariel Appreciation Fund                  1,013,931     51.11 to 57.32    54,252,282   0.00% to 1.65%      0.05%
Cohen & Steers Reality Fund, Inc.          114,737     15.79 to 15.85     1,816,917   0.95% to 1.65%      4.65%
Credit Suisse Trust Small Cap Core I
  Portfolio                                206,652     18.54 to 20.07     3,833,857   0.00% to 1.25%      0.00%
Davis Value Portfolio                      824,648     14.15 to 15.43    11,692,769   0.00% to 1.65%      0.82%
Delaware VIP Growth Opportunities
  Service Class                             65,145     18.06 to 18.43     1,178,415   0.95% to 1.65%      0.00%
Delaware VIP Trend Series Service
  Class                                     18,746     33.45 to 34.16       628,750   0.95% to 1.65%      0.00%
Dreyfus Midcap Stock Portfolio Service
  Shares                                    45,145     20.48 to 20.64       925,177   0.95% to 1.25%      0.18%
Fidelity VIP Growth Portfolio            1,145,122     34.97 to 38.42    40,681,206   0.00% to 1.65%      0.16%
Fidelity VIP Growth & Income Portfolio   1,069,015     15.66 to 18.23    18,040,574   0.00% to 1.65%      0.63%
Fidelity VIP High Income Portfolio         489,090      6.65 to 11.72     5,282,044   0.00% to 1.65%      8.65%
Fidelity VIP Index 500 Portfolio           378,781   157.61 to 173.50    60,678,398   0.00% to 1.65%      1.39%
Fidelity VIP Investment Grade Bond
  Portfolio                              1,269,944     12.40 to 17.39    20,434,646   0.00% to 1.65%      3.63%
Fidelity VIP Mid Cap Portfolio           1,252,753     33.81 to 40.36    46,799,282   0.00% to 1.65%      0.17%
Fidelity VIP Overseas Portfolio          1,084,179     23.43 to 28.43    28,518,659   0.00% to 1.65%      0.61%
Goldman Sachs VIT Core Small Cap
  Equity Fund                               97,870     15.43 to 17.56     1,702,618   0.95% to 1.65%      0.84%
J.P. Morgan U.S. Disciplined Equity
  Portfolio                              1,392,087     15.22 to 16.47    21,216,057   0.00% to 1.25%      0.97%
Lord Abbett Series Fund Growth
  Opportunities                            112,517     14.54 to 14.66     1,638,244   0.95% to 1.25%      0.00%
Neuberger Berman Genesis Fund              902,579     29.98 to 36.34    30,348,198   0.00% to 1.65%      0.64%
Putnam VT Vista Fund                       459,239     14.51 to 16.89     7,177,824   0.00% to 1.65%      0.00%
Rainier Small/Mid Cap Equity Portfolio     429,530     37.48 to 49.68    19,752,842   0.00% to 1.65%      0.00%
Royce Capital Fund Small Cap Portfolio     437,927     11.03 to 11.61     5,050,249   0.95% to 1.65%      0.08%
T. Rowe Price Equity Inc.                   23,175     25.37 to 25.44       589,463   0.95% to 1.65%      1.67%
T. Rowe Price Small-Cap Stock Fund
  Advisor Class                            393,280     42.78 to 46.29    16,837,675   0.00% to 1.25%      0.00%
T. Rowe Price Small-Cap Value Fund
  Advisor Class                            411,647     50.15 to 54.23    20,662,673   0.00% to 1.25%      0.49%
T. Rowe Price VIP Prime Reserves
  Portfolio                                957,241       1.02 to 1.02       980,180   0.95% to 1.65%      6.88%
Wells Fargo Advantage Discovery Fund       598,291     16.10 to 16.44     9,634,293   0.00% to 1.65%      0.00%
Wells Fargo Opportunity Fund***            284,629     35.39 to 38.18    10,075,310   0.00% to 1.25%      0.00%
Dow Jones Wilshire 5000 Index
  Portfolio Institutional                1,785,898     11.98 to 12.97    21,395,085   0.00% to 1.25%      1.17%
Dow Jones Wilshire 5000 Index
  Portfolio Investment                   1,212,494     11.70 to 12.71    14,231,118   0.00% to 1.65%      0.95%
Wilshire Target Large Co. Growth
  Portfolio Institutional                  652,993     35.00 to 37.89    22,855,092   0.00% to 1.25%      0.00%
Wilshire Target Large Co. Growth
  Portfolio Investment                     476,657     34.06 to 36.93    16,269,078   0.00% to 1.65%      0.00%
Wilshire Target Large Co. Value
  Portfolio Investment                   1,010,296     24.76 to 32.85    30,775,024   0.00% to 1.65%      0.86%
Wilshire Target Small Co. Growth
  Portfolio Investment                     156,600     22.69 to 25.18     3,570,913   0.00% to 1.25%      0.00%
Wilshire Target Small Co. Value
  Portfolio Investment                     156,773     18.77 to 31.34     4,540,828   0.00% to 1.65%      0.18%
Wilshire VIT 2010 Aggressive Fund           14,781     10.42 to 10.47       154,543   0.95% to 1.65%      0.00%
Wilshire VIT 2010 Conservative Fund         43,658     10.34 to 10.39       452,608   0.95% to 1.65%      0.00%
Wilshire VIT 2010 Moderate Fund             29,326     10.35 to 10.40       304,662   0.95% to 1.65%      0.00%
Wilshire VIT 2015 Moderate Fund            185,103     10.42 to 10.47     1,935,046   0.95% to 1.65%      0.00%
Wilshire VIT 2025 Moderate Fund            130,407     10.48 to 10.53     1,371,803   0.95% to 1.65%      0.00%
Wilshire VIT 2035 Moderate Fund             30,894     10.46 to 10.50       323,882   0.95% to 1.65%      0.00%
Wilshire VIT 2045 Moderate Fund             27,488     10.47 to 10.52       288,884   0.95% to 1.65%      0.00%
Wilshire VIT Balanced Fund - HM Shares  11,192,957     20.13 to 24.40   252,323,998   0.00% to 1.65%      3.39%
Wilshire VIT Equity Fund - HM Shares    11,536,345     25.24 to 28.07   299,817,043   0.00% to 1.65%      0.91%
Wilshire VIT Income Fund - HM Shares     1,392,269     12.36 to 18.93    24,325,701   0.00% to 1.65%      4.10%
Wilshire VIT International Equity
  Fund - HM Shares                       2,973,151     15.51 to 16.80    46,152,212   0.00% to 1.65%      0.77%
Wilshire VIT Short-Term Investment
  Fund - HM Shares                         263,769     10.73 to 12.35     3,013,273   0.00% to 1.65%      3.88%
Wilshire VIT Small Cap Fund - HM
  Shares                                 3,626,620     13.38 to 14.60    48,546,140   0.00% to 1.65%      0.00%
Wilshire VIT Socially Responsible
  Fund - HM Shares                       4,202,774     19.29 to 22.22    86,307,411   0.00% to 1.65%      1.18%


                                               TOTAL
           ACCOUNT DIVISION                  RETURN **
-----------------------------------------------------------


AllianceBernstein Large Growth
  Portfolio                              (0.64%) to (1.87%)
AllianceBernstein Small/Mid Cap Value
  Portfolio Class                         6.75% to 5.78%+
AllianceBernstein VPS Small Cap Growth
  Portfolio Class B                     (7.50%) to (8.46%)+
Ariel Fund                                10.36% to 8.99%
Ariel Appreciation Fund                   10.93% to 9.60%
Cohen & Steers Reality Fund, Inc.        34.45% to 33.75%+
Credit Suisse Trust Small Cap Core I
  Portfolio                                4.75% to 3.46%
Davis Value Portfolio                     15.06% to 13.65%
Delaware VIP Growth Opportunities
  Service Class                            5.08% to 4.76%
Delaware VIP Trend Series Service
  Class                                    6.34% to 5.99%
Dreyfus Midcap Stock Portfolio Service
  Shares                                   6.67% to 6.39%
Fidelity VIP Growth Portfolio              6.57% to 5.28%
Fidelity VIP Growth & Income Portfolio    12.88% to 11.44%
Fidelity VIP High Income Portfolio        11.09% to 9.63%
Fidelity VIP Index 500 Portfolio          15.44% to 14.02%
Fidelity VIP Investment Grade Bond
  Portfolio                                4.13% to 2.88%
Fidelity VIP Mid Cap Portfolio            12.42% to 11.01%
Fidelity VIP Overseas Portfolio           17.77% to 16.19%
Goldman Sachs VIT Core Small Cap
  Equity Fund                             11.21% to 10.88%
J.P. Morgan U.S. Disciplined Equity
  Portfolio                               16.56% to 15.13%
Lord Abbett Series Fund Growth
  Opportunities                            6.85% to 6.52%
Neuberger Berman Genesis Fund              7.01% to 5.66%
Putnam VT Vista Fund                       5.43% to 4.14%
Rainier Small/Mid Cap Equity Portfolio    14.68% to 13.27%
Royce Capital Fund Small Cap Portfolio    14.50% to 14.17%
T. Rowe Price Equity Inc.                15.05% to 14.60%+
T. Rowe Price Small-Cap Stock Fund
  Advisor Class                           12.52% to 11.12%
T. Rowe Price Small-Cap Value Fund
  Advisor Class                           16.02% to 14.60%
T. Rowe Price VIP Prime Reserves
  Portfolio                               3.00% to 3.00%+
Wells Fargo Advantage Discovery Fund      14.64% to 13.30%
Wells Fargo Opportunity Fund***           12.23% to 10.84%
Dow Jones Wilshire 5000 Index
  Portfolio Institutional                 14.68% to 13.23%
Dow Jones Wilshire 5000 Index
  Portfolio Investment                    14.40% to 13.15%
Wilshire Target Large Co. Growth
  Portfolio Institutional                  5.34% to 4.04%
Wilshire Target Large Co. Growth
  Portfolio Investment                     4.94% to 3.65%
Wilshire Target Large Co. Value
  Portfolio Investment                    18.51% to 17.05%
Wilshire Target Small Co. Growth
  Portfolio Investment                    11.07% to 9.77%
Wilshire Target Small Co. Value
  Portfolio Investment                    19.62% to 7.50%
Wilshire VIT 2010 Aggressive Fund         7.52% to 6.77%+
Wilshire VIT 2010 Conservative Fund       6.01% to 5.26%+
Wilshire VIT 2010 Moderate Fund           6.31% to 5.56%+
Wilshire VIT 2015 Moderate Fund           7.36% to 6.46%+
Wilshire VIT 2025 Moderate Fund           8.43% to 7.67%+
Wilshire VIT 2035 Moderate Fund           8.13% to 7.38%+
Wilshire VIT 2045 Moderate Fund           8.43% to 7.68%+
Wilshire VIT Balanced Fund - HM Shares    11.57% to 7.53%
Wilshire VIT Equity Fund - HM Shares      16.96% to 12.98%
Wilshire VIT Income Fund - HM Shares      4.01% to (0.32%)
Wilshire VIT International Equity
  Fund - HM Shares                        23.80% to 22.22%
Wilshire VIT Short-Term Investment
  Fund - HM Shares                         5.20% to 3.92%
Wilshire VIT Small Cap Fund - HM
  Shares                                  11.29% to 9.94%
Wilshire VIT Socially Responsible
  Fund - HM Shares                        20.56% to 19.01%



* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

   ** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

+ These funds became available May 1, 2006 and the calculation reflects an eight month return.

HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 AND 2005

6.  FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2005


                                                                                           EXPENSE AS A    INVESTMENT
                                                               UNIT             NET        % OF AVERAGE      INCOME
             ACCOUNT DIVISION                  UNITS           VALUE           ASSETS      NET ASSETS *       RATIO
---------------------------------------------------------------------------------------------------------------------


AllianceBernstein Large Growth Portfolio       939,736     26.20 to 27.99    24,631,711   0.00% to 1.25%       0.00%
Ariel Fund                                     575,997     54.19 to 57.42    31,246,811   0.00% to 1.25%       0.32%
Ariel Appreciation Fund                        960,327     48.77 to 51.67    46,884,762   0.00% to 1.25%       0.31%
Credit Suisse Small Co. Growth Portfolio       231,016     17.92 to 19.16     4,141,603   0.00% to 1.25%       0.00%
Davis Value Portfolio                          715,147     12.45 to 13.41     8,923,632   0.00% to 1.25%       1.06%
Delaware VIP Growth Opportunities Service
  Class                                         31,967     17.24 to 17.32       551,397   0.95% to 1.25%       0.00%
Delaware VIP Trend Series Service Class         12,090     31.56 to 31.71       382,003   0.95% to 1.25%       0.00%
Dreyfus Midcap Stock Portfolio Service
  Shares                                        34,024     19.25 to 19.35       655,376   0.95% to 1.25%       0.26%
Fidelity VIP Growth Portfolio                1,089,993     33.72 to 36.05    36,781,835   0.00% to 1.25%       0.25%
Fidelity VIP Growth & Income Portfolio         900,219     15.12 to 16.15    13,629,896   0.00% to 1.25%       1.20%
Fidelity VIP High Income Portfolio             375,022      9.87 to 10.55     3,712,402   0.00% to 1.25%      14.65%
Fidelity VIP Index 500 Portfolio               334,313   138.47 to 150.30    46,968,476   0.00% to 1.25%       1.45%
Fidelity VIP Investment Grade Bond
  Portfolio                                  1,157,690     15.62 to 16.70    18,114,564   0.00% to 1.25%       3.28%
Fidelity VIP Mid Cap Portfolio               1,126,756     33.61 to 35.90    37,911,433   0.00% to 1.25%       0.00%
Fidelity VIP Overseas Portfolio                835,516     22.58 to 24.14    18,891,099   0.00% to 1.25%       0.42%
Goldman Sachs VIT Core Small Cap Equity
  Fund                                          61,281     15.72 to 15.79       963,337   0.95% to 1.25%       0.36%
J.P. Morgan U.S. Disciplined Equity
  Portfolio                                  1,345,469     13.22 to 14.13    17,808,996   0.00% to 1.25%       1.20%
Lord Abbett Series Fund Growth
  Opportunities                                 82,433     13.65 to 13.72     1,125,612   0.95% to 1.25%       0.00%
Neuberger Berman Genesis Fund                  799,007     31.80 to 33.96    25,426,518   0.00% to 1.25%       0.00%
Putnam VT Vista Fund                           469,180     14.99 to 16.02     7,039,902   0.00% to 1.25%       0.00%
Rainier Small/Mid Cap Equity Portfolio         369,897     40.54 to 43.32    15,017,827   0.00% to 1.25%       0.00%
Royce Capital Fund Small Cap Portfolio         279,287     10.09 to 10.14     2,820,851   0.95% to 1.25%       0.00%
T.Rowe Price Small-Cap Stock Fund Advisor
  Class                                        405,684     38.50 to 41.14    15,627,646   0.00% to 1.25%       0.00%
T.Rowe Price Small-Cap Value Fund Advisor
  Class                                        431,791     43.76 to 46.74    18,911,939   0.00% to 1.25%       0.24%
Wells Fargo Advantage Discovery Fund           598,950     14.21 to 14.34     8,515,158   0.00% to 1.25%       0.00%
Wells Fargo Opportunity Fund***                306,101     31.93 to 34.02     9,776,720   0.00% to 1.25%       0.00%
Dow Jones Wilshire 5000 Index Portfolio
  Institutional                              1,800,173     10.58 to 11.31    19,043,024   0.00% to 1.25%       0.93%
Dow Jones Wilshire 5000 Index Portfolio
  Investment                                 1,024,037     10.34 to 11.11    10,624,267   0.00% to 1.25%       0.72%
Wilshire Target Large Co. Growth
  Portfolio Institutional                      669,643     33.64 to 35.97    22,525,700   0.00% to 1.25%       0.00%
Wilshire Target Large Co. Growth
  Portfolio Investment                         407,832     32.86 to 35.19    13,422,310   0.00% to 1.25%       0.00%
Wilshire Target Large Co. Value Portfolio
  Investment                                   899,541     25.99 to 27.72    23,406,192   0.00% to 1.25%       0.67%
Wilshire Target Small Co. Growth
  Portfolio Investment                         158,782     20.67 to 22.67     3,296,749   0.00% to 1.25%       0.00%
Wilshire Target Small Co. Value Portfolio
  Investment                                   153,217     24.54 to 26.20     3,763,162   0.00% to 1.25%       0.00%
Wilshire VIT Balanced Fund - HM Shares      12,167,249     18.72 to 21.87   248,887,833   0.00% to 1.25%       0.00%
Wilshire VIT Equity Fund - HM Shares        12,756,334     22.34 to 24.00   286,909,697   0.00% to 1.25%       1.09%
Wilshire VIT Income Fund - HM Shares         1,385,915     12.40 to 18.20    23,579,038   0.00% to 1.25%       0.00%
Wilshire VIT International Equity
  Fund - HM Shares                           3,047,443     12.69 to 13.57    38,685,199   0.00% to 1.25%       0.04%
Wilshire VIT Short-Term Investment
  Fund - HM Shares                             258,893     10.34 to 11.74     2,846,173   0.00% to 1.25%       0.25%
Wilshire VIT Small Cap Fund - HM Shares      3,931,558     12.17 to 13.02    47,854,996   0.00% to 1.25%       0.00%
Wilshire VIT Socially Responsible
  Fund - HM Shares                           4,394,862     17.25 to 18.43    75,809,394   0.00% to 1.25%       0.00%

                                                   TOTAL
             ACCOUNT DIVISION                    RETURN **
--------------------------------------------------------------


AllianceBernstein Large Growth Portfolio     14.85% to 13.42%
Ariel Fund                                   0.94% to (0.33)%
Ariel Appreciation Fund                       2.92% to 1.64%
Credit Suisse Small Co. Growth Portfolio    (2.68%) to (3.90)%
Davis Value Portfolio                         9.44% to 8.09%
Delaware VIP Growth Opportunities Service
  Class                                       10.17% to 9.82%
Delaware VIP Trend Series Service Class       4.62% to 4.31%
Dreyfus Midcap Stock Portfolio Service
  Shares                                      7.91% to 7.59%
Fidelity VIP Growth Portfolio                 5.49% to 4.19%
Fidelity VIP Growth & Income Portfolio        7.40% to 6.06%
Fidelity VIP High Income Portfolio            2.33% to 1.04%
Fidelity VIP Index 500 Portfolio              4.55% to 3.26%
Fidelity VIP Investment Grade Bond
  Portfolio                                   1.91% to 0.63%
Fidelity VIP Mid Cap Portfolio               18.02% to 16.56%
Fidelity VIP Overseas Portfolio              18.78% to 17.31%
Goldman Sachs VIT Core Small Cap Equity
  Fund                                        5.07% to 4.76%
J.P. Morgan U.S. Disciplined Equity
  Portfolio                                   1.35% to 0.09%
Lord Abbett Series Fund Growth
  Opportunities                               3.64% to 3.33%
Neuberger Berman Genesis Fund                15.96% to 14.56%
Putnam VT Vista Fund                         12.15% to 10.76%
Rainier Small/Mid Cap Equity Portfolio       17.58% to 16.08%
Royce Capital Fund Small Cap Portfolio        7.49% to 7.22%
T.Rowe Price Small-Cap Stock Fund Advisor
  Class                                       8.23% to 6.89%
T.Rowe Price Small-Cap Value Fund Advisor
  Class                                       8.57% to 7.22%
Wells Fargo Advantage Discovery Fund         19.65% to 18.29%
Wells Fargo Opportunity Fund***               7.88% to 6.55%
Dow Jones Wilshire 5000 Index Portfolio
  Institutional                               5.85% to 4.53%
Dow Jones Wilshire 5000 Index Portfolio
  Investment                                  5.62% to 4.33%
Wilshire Target Large Co. Growth
  Portfolio Institutional                     8.84% to 7.49%
Wilshire Target Large Co. Growth
  Portfolio Investment                        8.45% to 7.11%
Wilshire Target Large Co. Value Portfolio
  Investment                                  8.99% to 7.90%
Wilshire Target Small Co. Growth
  Portfolio Investment                        3.67% to 2.34%
Wilshire Target Small Co. Value Portfolio
  Investment                                  6.53% to 5.25%
Wilshire VIT Balanced Fund - HM Shares        4.29% to 2.99%
Wilshire VIT Equity Fund - HM Shares          5.85% to 4.54%
Wilshire VIT Income Fund - HM Shares          1.97% to 0.71%
Wilshire VIT International Equity
  Fund - HM Shares                            10.12% to 8.75%
Wilshire VIT Short-Term Investment
  Fund - HM Shares                            2.53% to 1.25%
Wilshire VIT Small Cap Fund - HM Shares       3.73% to 2.44%
Wilshire VIT Socially Responsible
  Fund - HM Shares                            5.13% to 3.82%


* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

   ** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 AND 2005

6.  FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                UNIT             NET        % OF AVERAGE    INCOME
             ACCOUNT DIVISION                   UNITS           VALUE           ASSETS      NET ASSETS *     RATIO
------------------------------------------------------------------------------------------------------------------


AllianceBernstein Large Growth Portfolio        818,599     23.10 to 24.37    18,913,881   0.00% to 1.25%     0.00%
Ariel Fund                                      486,122     54.37 to 56.89    26,452,998   0.00% to 1.25%     0.50%
Ariel Appreciation Fund                         798,279     47.99 to 50.20    38,334,735   0.00% to 1.25%     0.48%
Credit Suisse Small Co. Growth Portfolio        248,475     18.64 to 19.68     4,634,469   0.00% to 1.25%     0.00%
Davis Value Portfolio                           612,231     11.52 to 12.26     7,064,779   0.00% to 1.25%     0.92%
Delaware VIP Growth Opportunities Service
  Class                                          11,064     15.70 to 15.72       173,702   0.95% to 1.25%     0.00%
Delaware VIP Trend Series Service Class           2,275     30.25 to 30.31        68,862   0.95% to 1.25%     0.00%
Dreyfus Midcap Stock Portfolio Service
  Shares                                          9,576     17.90 to 17.93       171,393   0.95% to 1.25%     2.43%
Fidelity VIP Growth Portfolio                   974,205     32.37 to 34.17    31,546,843   0.00% to 1.25%     0.12%
Fidelity VIP Growth & Income Portfolio          757,537     14.25 to 15.04    10,812,187   0.00% to 1.25%     0.65%
Fidelity VIP High Income Portfolio              256,027      9.77 to 10.31     2,507,235   0.00% to 1.25%     6.95%
Fidelity VIP Index 500 Portfolio                277,917   133.70 to 143.78    37,811,520   0.00% to 1.25%     0.99%
Fidelity VIP Investment Grade Bond
  Portfolio                                     975,233     15.52 to 16.38    15,156,639   0.00% to 1.25%     5.66%
Fidelity VIP Mid Cap Portfolio                  954,231     28.84 to 30.42    27,532,251   0.00% to 1.25%     0.00%
Fidelity VIP Overseas Portfolio                 643,917     19.25 to 20.32    12,405,767   0.00% to 1.25%     0.82%
Goldman Sachs VIT Core Small Cap Equity
  Fund                                           17,423     15.00 to 15.03       261,401   0.95% to 1.25%     1.07%
J.P. Morgan U.S. Disciplined Equity
  Portfolio                                   1,143,649     13.21 to 13.94    15,116,981   0.00% to 1.25%     0.72%
Lord Abbett Series Fund Growth
  Opportunities                                  22,415     13.21 to 13.23       296,065   0.95% to 1.25%     0.02%
Neuberger Berman Genesis Fund                   642,198     27.76 to 29.29    17,832,489   0.00% to 1.25%     0.22%
Putnam VT Vista Fund                            447,977     13.53 to 14.28     6,067,620   0.00% to 1.25%     0.00%
Rainier Small/Mid Cap Equity Portfolio          303,239     34.93 to 36.84    10,602,737   0.00% to 1.25%     0.81%
Royce Capital Fund Small Cap Portfolio           93,281       9.41 to 9.43       878,383   0.95% to 1.25%     2.24%
Strong Mid Cap Growth Fund II                   479,241     16.94 to 17.90     8,123,906   0.00% to 1.25%     0.00%
Strong Opportunity Fund II                      317,641     29.96 to 31.54     9,521,371   0.00% to 1.25%     0.00%
T.Rowe Price Small-Cap Stock Fund Advisor
  Class                                         401,917     36.01 to 38.01    14,483,081   0.00% to 1.25%     0.59%
T.Rowe Price Small-Cap Value Fund Advisor
  Class                                         439,605     40.82 to 43.06    17,957,864   0.00% to 1.25%     0.66%
Dow Jones Wilshire 5000 Index Portfolio
  Institutional                               1,924,243     10.12 to 10.68    19,478,297   0.00% to 1.25%     1.37%
Dow Jones Wilshire 5000 Index Portfolio
  Investment                                    787,993      9.92 to 10.52     7,833,095   0.00% to 1.25%     1.26%
Wilshire Target Large Co. Growth Portfolio
  Institutional                                 680,361     31.29 to 33.05    21,293,761   0.00% to 1.25%     0.45%
Wilshire Target Large Co. Growth Portfolio
  Investment                                    324,321     30.67 to 32.45     9,962,280   0.00% to 1.25%     0.11%
Wilshire Target Large Co. Value Portfolio
  Investment                                    729,103     24.09 to 25.43    17,633,502   0.00% to 1.25%     6.53%
Wilshire Target Small Co. Growth Portfolio
  Investment                                    121,774     20.20 to 21.86     2,471,845   0.00% to 1.25%     4.63%
Wilshire Target Small Co. Value Portfolio
  Investment                                    140,474     23.32 to 24.60     3,315,399   0.00% to 1.25%    12.16%
Wilshire VIT Balanced Fund - HM Shares       13,172,538     17.95 to 20.97   261,599,493   0.00% to 1.25%     2.52%
Wilshire VIT Equity Fund - HM Shares         14,024,912     21.34 to 22.67   301,633,499   0.00% to 1.25%     1.31%
Wilshire VIT Income Fund - HM Shares          1,300,042     12.16 to 17.85    21,963,766   0.00% to 1.25%     4.75%
Wilshire VIT International Equity
  Fund - HM Shares                            3,099,530     11.67 to 12.32    36,179,259   0.00% to 1.25%     1.37%
Wilshire VIT Short-Term Investment
  Fund - HM Shares                              270,993     10.11 to 11.45     2,940,774   0.00% to 1.25%     0.86%
Wilshire VIT Small Cap Fund - HM Shares       4,302,146     11.88 to 12.55    51,123,355   0.00% to 1.25%     0.00%
Wilshire VIT Socially Responsible
  Fund - HM Shares                            4,612,921     16.61 to 17.53    76,641,597   0.00% to 1.25%     1.36%

                                                   TOTAL
             ACCOUNT DIVISION                    RETURN **
-------------------------------------------------------------


AllianceBernstein Large Growth Portfolio      8.36% to 7.02%
Ariel Fund                                   21.98% to 20.48%
Ariel Appreciation Fund                      13.12% to 11.70%
Credit Suisse Small Co. Growth Portfolio      10.83% to 9.48%
Davis Value Portfolio                        12.35% to 10.90%
Delaware VIP Growth Opportunities Service
  Class                                      11.08% to 10.79%
Delaware VIP Trend Series Service Class      11.33% to 10.98%
Dreyfus Midcap Stock Portfolio Service
  Shares                                     13.18% to 12.84%
Fidelity VIP Growth Portfolio                 3.14% to 1.84%
Fidelity VIP Growth & Income Portfolio        5.56% to 4.18%
Fidelity VIP High Income Portfolio            9.37% to 8.07%
Fidelity VIP Index 500 Portfolio              10.34% to 8.98%
Fidelity VIP Investment Grade Bond
  Portfolio                                   4.22% to 2.87%
Fidelity VIP Mid Cap Portfolio               24.63% to 23.12%
Fidelity VIP Overseas Portfolio              13.33% to 11.92%
Goldman Sachs VIT Core Small Cap Equity
  Fund                                       15.26% to 14.91%
J.P. Morgan U.S. Disciplined Equity
  Portfolio                                   9.50% to 8.16%
Lord Abbett Series Fund Growth
  Opportunities                               10.23% to 9.88%
Neuberger Berman Genesis Fund                18.38% to 16.92%
Putnam VT Vista Fund                         18.64% to 17.17%
Rainier Small/Mid Cap Equity Portfolio       17.38% to 15.93%
Royce Capital Fund Small Cap Portfolio       23.82% to 23.42%
Strong Mid Cap Growth Fund II                19.14% to 17.70%
Strong Opportunity Fund II                   18.16% to 16.77%
T.Rowe Price Small-Cap Stock Fund Advisor
  Class                                      18.45% to 17.01%
T.Rowe Price Small-Cap Value Fund Advisor
  Class                                      25.46% to 23.91%
Dow Jones Wilshire 5000 Index Portfolio
  Institutional                              11.52% to 10.22%
Dow Jones Wilshire 5000 Index Portfolio
  Investment                                  11.27% to 9.81%
Wilshire Target Large Co. Growth Portfolio
  Institutional                               7.08% to 5.75%
Wilshire Target Large Co. Growth Portfolio
  Investment                                  6.94% to 5.37%
Wilshire Target Large Co. Value Portfolio
  Investment                                 12.99% to 11.53%
Wilshire Target Small Co. Growth Portfolio
  Investment                                 17.04% to 15.64%
Wilshire Target Small Co. Value Portfolio
  Investment                                 21.40% to 19.95%
Wilshire VIT Balanced Fund - HM Shares        8.21% to 5.46%
Wilshire VIT Equity Fund - HM Shares          10.16% to 8.71%
Wilshire VIT Income Fund - HM Shares         4.94% to (0.82)%
Wilshire VIT International Equity
  Fund - HM Shares                            10.62% to 9.26%
Wilshire VIT Short-Term Investment
  Fund - HM Shares                           1.22% to (0.05)%
Wilshire VIT Small Cap Fund - HM Shares       4.39% to 3.12%
Wilshire VIT Socially Responsible
  Fund - HM Shares                            13.27 to 11.86%



* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

   ** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2006 AND 2005

6.  FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2003


                                                                                       EXPENSE AS A    INVESTMENT
                                                           UNIT             NET        % OF AVERAGE      INCOME
           ACCOUNT DIVISION                UNITS           VALUE           ASSETS      NET ASSETS *       RATIO
-----------------------------------------------------------------------------------------------------------------


AllianceBernstein Large Growth
  Portfolio                                676,885     21.58 to 22.49    14,613,342   0.00% to 1.25%      0.00%
Ariel Fund                                 376,980     45.13 to 46.64    17,025,456   0.00% to 1.25%      0.00%
Ariel Appreciation Fund                    612,277     42.96 to 44.38    26,317,706   0.00% to 1.25%      0.00%
Credit Suisse Small Co. Growth
  Portfolio                                236,965     17.03 to 17.76     4,036,006   0.00% to 1.25%      0.00%
Davis Value Portfolio                      486,125     10.39 to 10.91     5,054,698   0.00% to 1.25%      0.81%
Fidelity VIP Growth Portfolio              771,644     31.78 to 33.13    24,531,994   0.00% to 1.25%      0.10%
Fidelity VIP Growth & Income Portfolio     535,029     13.68 to 14.25     7,325,313   0.00% to 1.25%      0.81%
Fidelity VIP High Income Portfolio         177,129       9.04 to 9.43     1,604,272   0.00% to 1.25%      4.73%
Fidelity VIP Index 500 Portfolio           211,435   124.96 to 130.28    26,396,472   0.00% to 1.25%      1.04%
Fidelity VIP Investment Grade Bond
  Portfolio                                921,950     15.09 to 15.72    13,925,160   0.00% to 1.25%      4.46%
Fidelity VIP Mid Cap Portfolio             798,274     23.42 to 24.41    18,703,354   0.00% to 1.25%      0.22%
Fidelity VIP Overseas Portfolio            430,503     17.20 to 17.93     7,409,331   0.00% to 1.25%      0.38%
J.P. Morgan U.S. Disciplined Equity
  Portfolio                                915,270     12.21 to 12.73    11,186,150   0.00% to 1.25%      0.68%
Neuberger Berman Genesis Fund              513,797     23.74 to 24.74    12,198,374   0.00% to 1.25%      0.06%
Putnam VT Vista Fund                       431,300     11.55 to 12.04     4,985,464   0.00% to 1.25%      0.00%
Rainier Small/Mid Cap Equity Portfolio     247,172     30.13 to 31.39     7,452,915   0.00% to 1.25%      0.00%
Strong Mid Cap Growth Fund II              443,966     14.39 to 15.02     6,393,457   0.00% to 1.25%      0.00%
Strong Opportunity Fund II                 298,172     25.66 to 26.69     7,653,704   0.00% to 1.25%      0.08%
T.Rowe Small-Cap Stock Fund Advisor
  Class                                    349,073     30.78 to 32.09    10,747,547   0.00% to 1.25%      1.82%
T.Rowe Price Small-Cap Value Fund
  Advisor Class                            397,645     32.94 to 34.32    13,108,060   0.00% to 1.25%      2.10%
Dow Jones Wilshire 5000 Index
  Portfolio Institutional                1,873,756       9.18 to 9.58    17,213,849   0.00% to 1.25%      0.67%
Dow Jones Wilshire 5000 Index
  Portfolio Investment                     541,013       9.03 to 9.45     4,896,375   0.00% to 1.25%      0.47%
Wilshire Target Large Co. Growth
  Portfolio Institutional                  652,842     29.59 to 30.86    19,317,280   0.00% to 1.25%      0.28%
Wilshire Target Large Co. Growth
  Portfolio Investment                     228,018     29.11 to 30.34     6,642,944   0.00% to 1.25%      0.00%
Wilshire Target Large Co. Value
  Portfolio Investment                     611,659     21.60 to 22.51    13,219,824   0.00% to 1.25%      0.48%
Wilshire Target Small Co. Growth
  Portfolio Investment                      92,724     17.47 to 18.68     1,626,087   0.00% to 1.25%      0.00%
Wilshire Target Small Co. Value
  Portfolio Investment                     122,082     19.44 to 20.26     2,374,341   0.00% to 1.25%      0.25%
Wilshire VIT Balanced Fund - HM Shares  14,094,671     17.02 to 19.38   261,981,050   0.00% to 1.25%      2.06%
Wilshire VIT Equity Fund - HM Shares    15,075,890     19.63 to 20.58   297,970,728   0.00% to 1.25%      1.20%
Wilshire VIT Income Fund - HM Shares     1,210,705     12.26 to 17.01    19,736,107   0.00% to 1.25%      2.59%
Wilshire VIT International Equity
  Fund - HM Shares                       3,072,915     10.68 to 11.14    32,832,553   0.00% to 1.25%      0.88%
Wilshire VIT Short-Term Investment
  Fund - HM Shares                         427,380     10.85 to 11.31     4,639,891   0.00% to 1.25%      0.97%
Wilshire VIT Small Cap Fund - HM
  Shares                                 4,507,783     11.52 to 12.02    51,949,486   0.00% to 1.25%      0.00%
Wilshire VIT Socially Responsible
  Fund - HM Shares                       4,740,058     14.85 to 15.48    70,377,792   0.00% to 1.25%      1.36%

                                              TOTAL
           ACCOUNT DIVISION                 RETURN **
--------------------------------------------------------


AllianceBernstein Large Growth
  Portfolio                             23.37% to 21.85%
Ariel Fund                              28.13% to 26.45%
Ariel Appreciation Fund                 30.95% to 29.40%
Credit Suisse Small Co. Growth
  Portfolio                             48.62% to 46.81%
Davis Value Portfolio                   29.88% to 28.27%
Fidelity VIP Growth Portfolio           32.52% to 30.89%
Fidelity VIP Growth & Income Portfolio  23.38% to 21.93%
Fidelity VIP High Income Portfolio      26.75% to 25.03%
Fidelity VIP Index 500 Portfolio        28.09% to 26.53%
Fidelity VIP Investment Grade Bond
  Portfolio                              4.94% to 3.64%
Fidelity VIP Mid Cap Portfolio          38.30% to 36.56%
Fidelity VIP Overseas Portfolio         42.98% to 41.33%
J.P. Morgan U.S. Disciplined Equity
  Portfolio                             28.07% to 26.53%
Neuberger Berman Genesis Fund           31.39% to 29.73%
Putnam VT Vista Fund                    32.01% to 28.36%
Rainier Small/Mid Cap Equity Portfolio  46.20% to 44.44%
Strong Mid Cap Growth Fund II           34.23% to 32.50%
Strong Opportunity Fund II              36.94% to 35.34%
T.Rowe Small-Cap Stock Fund Advisor
  Class                                 32.06% to 30.42%
T.Rowe Price Small-Cap Value Fund
  Advisor Class                         36.19% to 34.56%
Dow Jones Wilshire 5000 Index
  Portfolio Institutional               30.16% to 28.39%
Dow Jones Wilshire 5000 Index
  Portfolio Investment                  29.45% to 27.90%
Wilshire Target Large Co. Growth
  Portfolio Institutional               26.89% to 25.33%
Wilshire Target Large Co. Growth
  Portfolio Investment                  26.31% to 24.88%
Wilshire Target Large Co. Value
  Portfolio Investment                  28.41% to 26.91%
Wilshire Target Small Co. Growth
  Portfolio Investment                  37.05% to 35.32%
Wilshire Target Small Co. Value
  Portfolio Investment                  36.43% to 34.72%
Wilshire VIT Balanced Fund - HM Shares  19.56% to 17.22%
Wilshire VIT Equity Fund - HM Shares    27.59% to 25.97%
Wilshire VIT Income Fund - HM Shares    7.32% to (1.37)%
Wilshire VIT International Equity
  Fund - HM Shares                      32.46% to 30.88%
Wilshire VIT Short-Term Investment
  Fund - HM Shares                      1.07% to (0.18)%
Wilshire VIT Small Cap Fund - HM
  Shares                                59.21% to 57.16%
Wilshire VIT Socially Responsible
  Fund - HM Shares                      28.46% to 26.92%



* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

   ** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

HORACE MANN LIFE INSURANCE COMPANY                            2006 ANNUAL REPORT
SEPARATE ACCOUNT

NOTES TO THE FINANCIAL STATEMENTS

DECEMBER 31, 2006 AND 2005

6.  FINANCIAL HIGHLIGHTS

FOR THE YEAR ENDED DECEMBER 31, 2002



                                                                                        EXPENSE AS A    INVESTMENT
                                                             UNIT            NET        % OF AVERAGE      INCOME
            ACCOUNT DIVISION                 UNITS          VALUE           ASSETS      NET ASSETS *       RATIO
------------------------------------------------------------------------------------------------------------------


AllianceBernstein Large Growth
  Portfolio                                  522,390    17.71 to 18.23     9,254,116   0.00% to 1.25%      0.00%
Ariel Appreciation Fund                      411,440    33.20 to 33.89    13,666,480   0.00% to 1.25%      0.56%
Ariel Fund                                   255,196    35.69 to 36.40     9,110,720   0.00% to 1.25%      2.27%
Credit Suisse Small Co. Growth
  Portfolio                                  207,449    11.60 to 11.95     2,407,711   0.00% to 1.25%      0.00%
Davis Value Portfolio                        384,920      8.10 to 8.40     3,121,652   0.00% to 1.25%      0.77%
Fidelity VIP Growth Portfolio                595,943    24.28 to 25.00    14,469,371   0.00% to 1.25%      0.13%
Fidelity VIP Growth & Income Portfolio       357,213    11.22 to 11.55     4,010,148   0.00% to 1.25%      1.16%
Fidelity VIP High Income Portfolio            90,168      7.23 to 7.44       652,024   0.00% to 1.25%      8.63%
Fidelity VIP Index 500 Portfolio             151,544   98.76 to 101.71    14,951,330   0.00% to 1.25%      0.99%
Fidelity VIP Investment Grade Bond
  Portfolio                                  677,140    14.56 to 14.98     9,862,069   0.00% to 1.25%      2.47%
Fidelity VIP Mid Cap Portfolio               674,016    17.15 to 17.65    11,562,866   0.00% to 1.25%      0.81%
Fidelity VIP Overseas Portfolio              308,350    12.17 to 12.54     3,755,201   0.00% to 1.25%      0.72%
J.P. Morgan U.S. Disciplined Equity
  Portfolio                                  690,067      9.65 to 9.94     6,662,504   0.00% to 1.25%      0.05%
Neuberger Berman Genesis Fund                409,931    18.30 to 18.83     7,499,868   0.00% to 1.25%      0.44%
Putnam VT Vista Fund                         375,227      8.78 to 9.38     3,296,889   0.00% to 1.25%      0.00%
Rainier Small/Mid Cap Equity Portfolio       194,166    20.86 to 21.47     4,051,811   0.00% to 1.25%      0.00%
Strong Mid Cap Growth Fund II                371,269    10.86 to 11.19     4,032,451   0.00% to 1.25%      0.00%
Strong Opportunity Fund II                   254,365    18.96 to 19.49     4,823,981   0.00% to 1.25%      2.72%
T.Rowe Small-Cap Stock Fund Advisor
  Class                                      280,393    23.60 to 24.30     6,617,561   0.00% to 1.25%      0.00%
T.Rowe Price Small-Cap Value Fund
  Advisor Class                              314,495    24.48 to 25.20     7,702,756   0.00% to 1.25%      0.83%
Dow Jones Wilshire 5000 Index Portfolio
  Institutional                            1,773,671      7.15 to 7.36    12,683,893   0.00% to 1.25%      0.92%
Dow Jones Wilshire 5000 Index Portfolio
  Investment                                 365,881      7.06 to 7.30     2,585,613   0.00% to 1.25%      0.82%
Wilshire Target Large Co. Growth
  Portfolio Institutional                    598,775    23.61 to 24.32    14,140,344   0.00% to 1.25%      0.48%
Wilshire Target Large Co. Growth
  Portfolio Investment                       160,285    23.31 to 24.02     3,737,803   0.00% to 1.25%      0.20%
Wilshire Target Large Co. Value
  Portfolio Investment                       472,191    17.02 to 17.53     8,039,013   0.00% to 1.25%      1.75%
Wilshire Target Small Co. Growth
  Portfolio Investment                        65,352    12.91 to 13.63       846,841   0.00% to 1.25%      0.00%
Wilshire Target Small Co. Value
  Portfolio Investment                       115,069    14.43 to 14.85     1,660,496   0.00% to 1.25%      1.95%
Wilshire VIT Balanced Fund - HM Shares    14,804,752    14.52 to 16.21   233,026,361   0.00% to 1.25%      2.79%
Wilshire VIT Equity Fund - HM Shares      15,849,770    15.56 to 16.13   248,513,755   0.00% to 1.25%      1.12%
Wilshire VIT Income Fund - HM Shares       1,187,910    12.43 to 15.85    18,280,156   0.00% to 1.25%      8.45%
Wilshire VIT International Equity
  Fund - HM Shares                         2,970,500      8.16 to 8.41    24,251,930   0.00% to 1.25%      0.04%
Wilshire VIT Short-Term Investment
  Fund - HM Shares                           367,360    10.87 to 11.19     3,996,016   0.00% to 1.25%      1.93%
Wilshire VIT Small Cap Fund - HM Shares    4,361,425      7.33 to 7.55    31,966,277   0.00% to 1.25%      0.00%
Wilshire VIT Socially Responsible
  Fund - HM Shares                         4,803,270    11.70 to 12.05    56,208,002   0.00% to 1.25%      1.34%

                                                  TOTAL
            ACCOUNT DIVISION                    RETURN **
--------------------------------------------------------------


AllianceBernstein Large Growth
  Portfolio                               (30.87%) to (31.73)%
Ariel Appreciation Fund                   (10.34%) to (11.49)%
Ariel Fund                                 (5.26%) to (6.35)%
Credit Suisse Small Co. Growth
  Portfolio                               (33.68%) to (34.57)%
Davis Value Portfolio                     (16.33%) to (17.35)%
Fidelity VIP Growth Portfolio             (30.28%) to (31.16)%
Fidelity VIP Growth & Income Portfolio    (16.85%) to (17.86)%
Fidelity VIP High Income Portfolio           3.33% to 2.12%
Fidelity VIP Index 500 Portfolio          (22.44%) to (23.43)%
Fidelity VIP Investment Grade Bond
  Portfolio                                  10.07% to 8.74%
Fidelity VIP Mid Cap Portfolio            (10.04%) to (11.14)%
Fidelity VIP Overseas Portfolio           (20.43%) to (21.48)%
J.P. Morgan U.S. Disciplined Equity
  Portfolio                               (24.58%) to (25.60)%
Neuberger Berman Genesis Fund              (3.24%) to (4.39)%
Putnam VT Vista Fund                      (28.01%) to (31.51)%
Rainier Small/Mid Cap Equity Portfolio    (20.01%) to (21.01)%
Strong Mid Cap Growth Fund II             (37.56%) to (38.33)%
Strong Opportunity Fund II                (26.76%) to (27.74)%
T.Rowe Small-Cap Stock Fund Advisor
  Class                                   (14.38%) to (15.47)%
T.Rowe Price Small-Cap Value Fund
  Advisor Class                            (2.02%) to (3.24)%
Dow Jones Wilshire 5000 Index Portfolio
  Institutional                           (21.11%) to (22.03)%
Dow Jones Wilshire 5000 Index Portfolio
  Investment                              (21.34%) to (22.16)%
Wilshire Target Large Co. Growth
  Portfolio Institutional                 (21.57%) to (22.56)%
Wilshire Target Large Co. Growth
  Portfolio Investment                    (21.73%) to (22.74)%
Wilshire Target Large Co. Value
  Portfolio Investment                    (17.19%) to (18.25)%
Wilshire Target Small Co. Growth
  Portfolio Investment                    (13.95%) to (15.01)%
Wilshire Target Small Co. Value
  Portfolio Investment                     (7.99%) to (9.13)%
Wilshire VIT Balanced Fund - HM Shares     (8.31%) to (11.14)%
Wilshire VIT Equity Fund - HM Shares      (19.43%) to (20.49)%
Wilshire VIT Income Fund - HM Shares         8.93% to 1.06%
Wilshire VIT International Equity
  Fund - HM Shares                        (20.96%) to (21.99)%
Wilshire VIT Short-Term Investment
  Fund - HM Shares                           1.63% to 0.46%
Wilshire VIT Small Cap Fund - HM Shares   (38.97%) to (39.72)%
Wilshire VIT Socially Responsible
  Fund - HM Shares                        (13.50%) to (14.60%)



* These ratios represent the annualized contract expenses of the active contract owners of the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

   ** These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

                       HORACE MANN LIFE INSURANCE COMPANY

                         Statutory Financial Statements

                           December 31, 2006 and 2005

         (With Report of Independent Registered Public Accounting Firm)

             Report of Independent Registered Public Accounting Firm

The Board of Directors
Horace Mann Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and capital and surplus of Horace Mann Life Insurance Company (the Company) as of December 31, 2006 and 2005, and the related statutory statements of operations, capital and surplus and cash flows for each of the years in the three-year period ended December 31, 2006. In connection with our audits of the statutory financial statements, we also have audited financial statement schedules I, III & VI, and IV. These statutory financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the statutory financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall statutory financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Notes 1 and 7 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation - Division of Insurance, which practices differ from U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory basis of accounting and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2006 and 2005, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2006.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for the years in the three-year period then ended, on the basis of accounting described in Notes 1 and 7. Also in our opinion, the related financial statement schedules, when considered in relation to the basic statutory financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

KPMG LLP
Chicago, Illinois
April 27, 2007

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2006 and 2005

(In thousands)


ADMITTED ASSETS                                              2006         2005
---------------                                           ----------   ----------

Cash and investments:
   Bonds                                                  $2,711,403   $2,731,354
   Bonds on loan                                             290,876      180,940
   Preferred stock                                            37,301           --
   Mortgage loans on real estate                              17,203       17,682
   Cash                                                        4,468        1,859
   Short-term investments                                     27,476        6,116
   Short-term investments, loaned securities collateral      299,445      184,682
   Contract loans                                             92,354       85,139
      Other invested assets                                   16,428           --
                                                          ----------   ----------
Total cash and investments                                 3,496,954    3,207,772
Investment income due and accrued                             39,273       38,095
Uncollected premiums and agents' balances
   in course of collection                                     1,286        1,279
Deferred premiums and agents' balances booked but
   deferred and not yet due                                   44,844       44,925
Current federal income tax recoverable                        14,375       14,538
Deferred tax assets                                            4,351        5,970
Guaranty funds receivable or on deposit                          370          354
Other assets                                                   6,448        2,348
Variable annuity assets held in separate accounts          1,494,614    1,333,690
                                                          ----------   ----------
Total admitted assets                                     $5,102,515   $4,648,971
                                                          ----------   ----------

See accompanying notes to statutory financial statements.            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,
Liabilities and Capital and Surplus

December 31, 2006 and 2005

(In thousands, except share data)


LIABILITIES AND CAPITAL AND SURPLUS                          2006         2005
-----------------------------------                       ----------   ----------

Policy liabilities:
   Aggregate reserves:
      Life and annuity                                    $2,846,459   $2,690,648
      Accident and health                                      7,558        8,156
   Unpaid benefits:
      Life                                                     8,616        7,768
      Accident and health                                        266          319
   Policyholder funds on deposit                             140,958      143,588
   Remittances not allocated                                     408          805
                                                          ----------   ----------
Total policy liabilities                                   3,004,265    2,851,284
Accrued expenses                                               2,712        2,920
Asset valuation reserve                                       19,593       13,137
Interest maintenance reserve                                  31,014       29,675
Amounts retained by Company as trustee                        13,081       13,801
Payable to parent, subsidiaries and affiliates                    78          110
Payable for securities                                            --          668
Other liabilities                                              1,071          801
Escrow for securities lending                                298,215      183,584
Transfer from separate accounts accrued for expense
   allowances recognized in reserves                         (13,359)     (11,419)
Variable annuity liabilities held in separate accounts     1,494,614    1,333,690
                                                           ---------    ---------
Total liabilities                                          4,851,284    4,418,251
                                                           ---------    ---------
Capital and surplus:
   Capital stock, $1 par value.
      Authorized 5,000,000 shares,
      2,500,000 shares outstanding                             2,500        2,500
   Additional paid-in capital and contributed surplus         43,704       43,704
   Unassigned surplus                                        205,027      184,516
                                                          ----------   ----------
Total capital and surplus                                    251,231      230,720
                                                          ----------   ----------
Total liabilities and capital and surplus                 $5,102,515   $4,648,971
                                                          ----------   ----------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2006, 2005, and 2004

(In thousands)


                                                      2006        2005       2004
                                                    --------   ---------   --------

Revenue:
Premiums, annuity and supplementary
   contract considerations:
   Life                                             $ 98,164   $ 563,109   $ 53,681
   Annuity                                           325,691     320,064    326,976
   Accident and health                                 4,219       4,272      4,301
   Supplementary contracts                             9,017       8,187      9,854
                                                    --------   ---------   --------
Total premiums, annuity and supplementary
   contract considerations                           437,091     895,632    394,812
Net investment income                                172,468     161,484    158,175
Amortization of interest maintenance
   reserve                                             2,471       2,991      3,525
Commissions and expense allowances on reinsurance
   ceded                                                 262      (5,039)    16,448
Reserve adjustments on reinsurance ceded                  --    (447,384)    10,000
Management fee income from separate accounts          17,754      17,431     15,820
Mutual fund service fee income                         1,236       1,222      1,225
Fees from sales of partner products                    4,524       3,857      3,271
Other                                                  1,605       1,384       (765)
                                                    --------   ---------   --------
Total revenue                                        637,411     631,578    602,511
                                                    --------   ---------   --------
Benefits and expenses:
Provisions for claims and benefits:
   Life                                               95,438     118,234     73,763
   Annuity                                           395,171     389,209    384,194
   Accident and health                                 1,859       1,026      2,134
   Supplementary contracts                            21,904      20,210     22,562
                                                    --------   ---------   --------
Total claims and benefits                            514,372     528,679    482,653
Commissions                                           29,448      32,012     30,598
General and other expenses                            64,453      63,451     65,078
                                                    --------   ---------   --------
Total benefits and expenses                          608,273     624,142    578,329
                                                    --------   ---------   --------
Net gain before dividends to policyholders
   and federal income tax (benefit) expense           29,138       7,436     24,182
Dividends to policyholders                                --          --         --
                                                    --------   ---------   --------

See accompanying notes to statutory financial statements.            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2006, 2005, and 2004

(In thousands)


                                                         2006      2005       2004
                                                       -------   --------   -------

Net gain before federal income tax (benefit) expense    29,138      7,436    24,182
Federal income tax (benefit) expense                     4,488    (15,558)    6,079
                                                       -------   --------   -------
Net gain from operations                                24,650     22,994    18,103
Realized investment gains net of tax and
   transfers to interest maintenance reserve             3,765      1,507     1,634
                                                       -------   --------   -------
Net income                                             $28,415   $ 24,501   $19,737
                                                       -------   --------   -------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Capital and Surplus

Years ended December 31, 2006, 2005, and 2004

(In thousands)


                                                       2006       2005       2004
                                                     --------   --------   --------

Capital stock                                        $  2,500   $  2,500   $  2,500
                                                     --------   --------   --------
Additional paid-in capital and contributed surplus
   Balance at beginning of year                        43,704     22,704     22,704
   Capital contribution                                    --     21,000         --
                                                     --------   --------   --------
Balance at end of period                               43,704     43,704     22,704
                                                     --------   --------   --------
Unassigned surplus:
   Balance at beginning of year                       184,516    204,904    206,980
   Net income                                          28,415     24,501     19,737
   Change in net deferred income tax                     (357)    (6,801)     5,161
   Change in non-admitted assets                       (1,091)     3,315     (6,504)
   Change in reserve on account of change in
      valuation basis                                      --      1,381         --
   Change in asset valuation reserve                   (6,456)    (3,546)    (4,970)
   Dividends to parent                                     --         --     (9,000)
   Change in surplus as a result of reinsurance            --    (26,000)    (6,500)
   Correction of prior year exhibit 5 reserve
      error                                                --    (13,238)        --
                                                     --------   --------   --------
Balance at end of year                                205,027    184,516    204,904
                                                     --------   --------   --------
Total capital and surplus                            $251,231   $230,720   $230,108
                                                     --------   --------   --------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2006, 2005, and 2004

(In thousands)


                                                        2006        2005         2004
                                                     ---------   ----------   ---------

Cash from operations:
   Revenue received:
      Premiums, considerations
         and deposits                                $ 437,456   $  897,471   $ 395,848
      Investment income                                172,998      162,764     159,092
      Commissions and expense allowances on
         reinsurance ceded                                 262       (5,039)     16,448
      Management fee income from Separate Accounts      17,754       17,431      15,820
      Mutual fund service fee income                     1,236        1,222       1,225
      Fees from sales of partner products                4,524        3,857       3,271
      Other income (loss)                                1,605        1,384        (765)
                                                     ---------   ----------   ---------
   Total revenue received                              635,835    1,079,090     590,939
                                                     ---------   ----------   ---------
   Benefits and expenses paid:
      Claims, benefits and
         net transfers                                 360,340      773,525     274,430
      Expenses                                          91,254       95,452      94,427
      Federal income taxes                               6,504       (6,766)      9,188
                                                     ---------   ----------   ---------
   Total benefits and expenses paid                    458,098      862,211     378,045
                                                     ---------   ----------   ---------
Net cash from operations                               177,737      216,879     212,894
                                                     ---------   ----------   ---------
Cash from investments:
   From investments sold or matured:
      Bonds                                            715,315      580,013     771,424
      Stocks                                                --          192         150
      Mortgage loans                                       542          577         875
      Miscellaneous proceeds                             7,603        2,517         699
                                                     ---------   ----------   ---------
   Total investment proceeds                           723,460      583,299     773,148
                                                     ---------   ----------   ---------
   Cost of investments acquired:
      Bonds                                           (804,135)    (807,031)   (963,352)
      Stocks                                           (37,301)          --        (150)
      Other invested assets                            (16,426)          --          --
      Miscellaneous applications                        (4,426)      (1,849)         --
                                                     ---------   ----------   ---------
   Total investments acquired                         (862,288)    (808,880)   (963,502)
   Net increase in contract loans                       (7,215)      (5,998)     (5,185)
                                                     ---------   ----------   ---------
   Total for investments acquired                     (869,503)    (814,878)   (968,687)
                                                     ---------   ----------   ---------

See accompanying notes to statutory financial statements.            (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2006, 2005, and 2004

(In thousands)


                                                          2006        2005        2004
                                                       ---------   ---------   ---------

Net cash used for investments                           (146,043)   (231,579)   (195,539)
                                                       ---------   ---------   ---------
Cash from financing and miscellaneous:
   Cash provided (applied):
      Additional Capital and paid in surplus                  --      21,000         --
      Securities lending                                 114,631     183,584     (22,021)
      Net deposits on deposit-type contract funds
         and other liabilities without life or
         disability contingencies                         (2,593)      4,109      13,359
      Change in surplus as a result of reinsurance            --     (26,000)     (6,500)
      Dividends to parent                                     --          --      (9,000)
      Other cash (applied) provided                       (5,000)     (4,048)      1,936
                                                       ---------   ---------   ---------
Net cash from (used for) financing
   and miscellaneous                                     107,038     178,645     (22,226)
                                                       ---------   ---------   ---------
Net change in cash and short-term investments            138,732     163,945      (4,871)
Cash and short-term investments at beginning of year     192,657      28,712      33,583
                                                       ---------   ---------   ---------
Cash and short-term investments at end of year         $ 331,389   $ 192,657   $  28,712
                                                       ---------   ---------   ---------

See accompanying notes to statutory financial statements.

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

December 31, 2006, 2005, and 2004

(In thousands)

(1)  SIGNIFICANT ACCOUNTING POLICIES

          ORGANIZATION

     Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to educators and other employees of public schools and their families.

     The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Allegiance Life Insurance Company (ALIC). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.

     During 2006 and 2005, the Company has not participated in any business combinations nor discontinued any operations.

          BASIS OF PRESENTATION

     The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Financial and Professional Regulation - Division of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles as more fully discussed in note 7. At December 31, 2006 and 2005 no transactions have been accounted for as a permitted practice. The significant statutory accounting practices and the Company's related accounting policies follow.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

          INVESTMENTS

     Investments are valued in accordance with the requirements of the NAIC.

     Bonds not backed by other loans are carried at amortized cost using the interest method. Market value is derived from the NAIC Valuation of Securities Manual for securities listed. Market value of bonds not listed is determined considering factors including quality of issuer, interest rates, and maturity dates. Loan backed bonds and structured securities are valued using currently anticipated prepayment assumptions. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company used a pricing service in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to prospective method.

     Preferred stocks are carried at cost, due to call features.

     Mortgage loans are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. No new mortgage loans were issued during 2006 and 2005. The Company did not reduce interest rates of any outstanding mortgage loans during the year. The Company had no non performing mortgage loans or loans with past due interest or principal payments.

     Contract loans are carried at the unpaid principal balance.

     At December 31, 2006 and 2005, the Company had no investments in derivative financial instruments, joint ventures or partnerships, reverse mortgages, repurchase agreements and holds no loans or debt that has been restructured.

     The Company has elected to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date.

     Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at cost which approximates market value.

     Net realized investment gains and losses are determined on the basis of specific identification.

     The Company's methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security not impaired at acquisition, or if the Company does not have the ability or intent to hold a security with an unrealized loss until it matures or recovers in value, an other-than-temporary impairment shall be considered to have occurred. As a general rule, if the fair value of a debt security has fallen below 80% of book value for more than six months, this security will be reviewed for an other-than-temporary impairment.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     Additionally, if events become known that call into question whether the security issuer has the ability to honor its contractual commitments, whether or not such security has been trading above an 80% fair value to book value relationship, such security holding will be evaluated to determine whether or not such security has suffered an other-than-temporary decline in value.

          ASSET VALUATION RESERVE

     The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

     The balance of the AVR by component as of December 31, 2006 and 2005, is as follows:

                                          2006      2005
                                        -------   -------
Bonds, preferred stock and
   short-term investments               $19,411   $13,104
Mortgage loans                               31        33
Real estate and other invested assets       151        --
                                        -------   -------
   Total AVR                            $19,593   $13,137
                                        -------   -------

At December 31, 2006 and 2005 the AVR was held at a level equal to 84.9% and 63.5%, respectively of the maximum reserve level allowed by the NAIC.

          INTEREST MAINTENANCE RESERVE

     The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into income over the approximate remaining life of the investment sold.

          VARIABLE ANNUITIES ASSETS AND LIABILITIES HELD IN SEPARATE ACCOUNTS

     Assets held in trust for purchasers of variable annuity contracts and the related liabilities are included in the statutory statements of admitted assets, liabilities and capital and surplus. Variable annuity assets, carried at market value, and liabilities represent tax-qualified variable annuity funds invested in various mutual funds.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     The investment income, gains and losses of these accounts accrue directly to the policyholders and are not included in the operations of the Company.

     Reconciliation of transfers to (from) separate account is as follows:


                                      2006        2005
                                    ---------   ---------

Transfers to separate account       $ 138,939   $ 137,892
Transfers from separate account      (139,139)   (122,760)
                                    ---------   ---------
Net transfers to separate account   $    (200)  $  15,132
                                    ---------   ---------

          AGGREGATE RESERVES

     Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

     Premium deficiency reserves at December 31, 2006 and 2005 were $6,016 and $6,147, respectively.

     The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

     The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners' reserve valuation method or commissioners' annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date. The composition of these liabilities at December 31 was as follows:


                           Aggregate reserves
                        -----------------------   Mortality   Interest
                           2006         2005        table       rate
                        ----------   ----------   ---------   --------

Life                    $  706,856   $  674,270    1980 CSO    4.0-7.0%
                             1,422        1,471    1958 CET    2.5-5.5
                           156,475      159,208    1958 CSO    2.5-4.5
                            61,321       58,701    Various     2.5-3.0
                             7,472        7,725    1941 CSO    2.5-6.5

Annuity                  1,303,131    1,274,713    1971 IAM    3.0-5.5
                            74,428       76,987    a-1949      3.0-5.5
                             1,296        1,372    1937 SAT    3.0-3.5
                                78           93    Various     3.0
                           274,454      193,193    a-2000      1.5-3.5
                           147,700      134,847    1983a       3.0-4.5

Supplementary
   contract with
   life contingencies       50,545       54,082    1983a       6.25-11.0
                            58,643       51,034    a-2000      6.0-7.0
                             2,178        2,419    1971 IAM    4.5-11.25
                               460          533    1937 SAT    3.5
      Total             $2,846,459   $2,690,648

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     ANALYSIS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS


                                                 2006                 2005
                                          ------------------   ------------------
                                                        % of                 % of
                                            Amount     Total     Amount     Total
                                          ----------   -----   ----------   -----

Subject to discretionary withdrawal
   With fair value adjustment             $   33,785      1%   $   21,870      1%
   At book value less current surrender
      charge of 5% or more                 1,093,891     31%    1,194,094     37%
   At fair value                           1,481,255     42%    1,322,271     40%
                                          ----------    ---    ----------    ---
Total with adjustment or at fair value     2,608,931            2,538,235

At book value without adjustment
   (minimal or no charge or adjustment)      813,667     23%      608,090     19%
Not subject to discretionary withdrawal      111,826      3%      108,068      3%
                                          ----------    ---    ----------    ---
Total (gross)                              3,534,424    100%    3,254,393    100%
                                          ----------    ---    ----------    ---
Total (net)*                              $3,534,424           $3,254,393
                                          ----------    ---    ----------    ---

* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.


Life & Accident & Health Annual Statement:      2006         2005
------------------------------------------   ----------   ----------

Exhibit 5, Annuities Section, Total (net)    $1,801,088   $1,681,205
Exhibit 5, Supplementary Contracts with
   Life Contingencies Section, Total (net)      111,826      108,068
Exhibit 7, Deposit-Type Contracts, Line
   14, Column 1                                 140,255      142,849
                                             ----------   ----------
Subtotal                                      2,053,169    1,932,122
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2             1,477,531    1,318,855
Exhibit 3, Line 0399999, Column 2                 3,724        3,416
                                             ----------   ----------
Subtotal                                      1,481,255    1,322,271
                                             ----------   ----------
Combined Total                               $3,534,424   $3,254,393
                                             ----------   ----------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     Policy reserves for losses for accident and health contracts are estimated by the Company's valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

     Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:


                                            Aggregate
                                             reserves
                                         ---------------
                                          2006     2005
                                         ------   ------

Present value of amounts not yet
   due on claims (3% interest rate)      $7,038   $7,556
Additional contract reserves                347      422
Unearned premiums and other                 173      178
                                         ------   ------
Aggregate accident and health reserves   $7,558   $8,156
                                         ------   ------

     The Company discounts the liabilities for certain cancelable disability insurance business. The liabilities included $6,657 and $7,175 of such discounted reserves at December 31, 2006 and 2005, respectively. The aggregate amount of discount at December 31, 2006 and 2005 were $1,159 and $1,355, respectively.

          UNPAID BENEFITS

     Unpaid benefits consists of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

     Accident and health claim reserves and liabilities include the following:


                                           2006     2005
                                          ------   ------

Aggregate reserves for accident
   and health                             $7,558   $8,156
Unpaid benefits for accident and health      266      319
Less: Additional contract reserves          (347)    (422)
      Unearned premiums and other           (173)    (178)
                                          ------   ------
Accident and health claim reserves
   and liabilities                        $7,304   $7,875
                                          ------   ------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.


                              2006      2005
                             ------   -------

Net balance at January 1     $7,875   $ 9,802
Incurred related to:
   Current year               2,142     2,157
   Prior years                 (203)   (1,014)
                             ------   -------
Total incurred                1,939     1,143
                             ------   -------
Paid related to:
   Current year                 670       698
   Prior years                1,840     2,372
                             ------   -------
Total paid                    2,510     3,070
                             ------   -------
Net balance at December 31   $7,304   $ 7,875
                             ------   -------

          RESERVE FOR SUPPLEMENTARY CONTRACTS WITHOUT LIFE CONTINGENCIES

     This reserve represents the present value of future payments discounted with interest only. At December 31, 2006 and 2005 this liability was $140,255 and $142,849 respectively, based on average credited interest rates of 4.0% in 2006 and 2005, respectively and is included in "policyholder funds on deposit."

          ACCOUNTING CHANGE AND CORRECTION OF ERRORS

     During conversion to a new valuation system in 2005, the Company discovered various errors in the calculation of the Individual Life Reserve (Exhibit 5, Life Insurance, Accidental Death Benefits, Disability - Active Lives, Disability - Disabled Lives, and Miscellaneous Reserves) for prior years. In 2004, the Aggregate Reserves for Life Contracts (Statutory Statements of Admitted Assets, Liabilities and Surplus) were understated by $13,238. Statutory statements of admitted assets, liabilities and surplus and statutory statements of capital and surplus were adjusted in 2005 to correct this error.

     In addition to the errors described above, a change in the valuation basis for Individual Life, Active Life Reserves was also implemented in 2005 for all prior years. The 2004 reserves were recalculated using the Standard Valuation law maximum interest rates as adopted by the Company's state of domicile. The amount of the reserve decrease due to this valuation basis change was $1,381 as listed on Exhibit 5A. With the approval of the Illinois Department of Financial and Professional Regulation - Division of Insurance, statutory statements of admitted assets, liabilities and capital and surplus, and statutory statements of capital and surplus, were adjusted in 2005 to reflect this valuation basis change.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     Subsequent to the filing of the 2004 annual statement, the Company filed an amended 2004 annual statement to correct differences resulting from the resolution of discrepancies related to cash disbursement accounts and federal income tax liabilities. For 2004, admitted assets were increased $337, liabilities were increased $301, policyholder surplus was increased $36 and net income was decreased $2,787.

          LIFE PREMIUMS

     Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingencies premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

     Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.

     Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2006, were as follows:


                                   Net of
                         Gross    Loading
                        -------   -------

Ordinary new business   $ 2,321   $ 1,225
Ordinary renewal         40,689    45,261
Group life                  156       156
                        -------   -------
Totals                  $43,166   $46,642
                        -------   -------

          MUTUAL FUND SERVICE FEE INCOME

     The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid monthly, based upon the combined assets for the Funds.

          FEES FROM SALES OF PARTNER PRODUCTS

     In 2000, the Company instituted a program to offer long-term care and variable universal life policies, with two third-party vendors underwriting such insurance. In 2003, the Company expanded its third-party vendor offerings with the addition of universal life insurance underwritten by Lincoln National Corporation (Jefferson Pilot Financial). Also in 2003, the Company entered into a third-party agreement with American Funds Distributors, Inc. to market their retail mutual funds. In addition to retail mutual funds, a qualified tuition program (also known as a 529 plan) and Coverdell Education Savings Accounts are also offered through this marketing alliance. In 2005, the Company expanded its third-party vendor offerings with the addition of equity indexed annuities and single premium immediate annuities with two existing vendors. The Company receives a commission on the sale of business underwritten by third-party vendors.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

          INCOME TAXES

     The Company is included in the consolidated federal income tax return of its parent, ALIC, and its ultimate parent, HMEC and its subsidiaries. The tax sharing agreements between the Company and HMEC, as approved by the Board of Directors of the Company, provide that tax on operating income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.

     Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset, for the tax effect of temporary differences between financial reporting and the tax basis of assets, is only reported as an admitted asset to the extent of the sum of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences that reverse within one year; gross deferred tax assets expected to be realized within one year but limited to 10% of adjusted surplus; and gross deferred tax liabilities. The change in net deferred income taxes is included directly in surplus.

          ACQUISITION EXPENSES

     The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

          NON-ADMITTED ASSETS

     Assets prescribed by the Illinois Insurance Code and the NAIC as "non-admitted" (principally non-admitted deferred tax assets) are charged to unassigned surplus.

          USE OF ESTIMATES

     The preparation of statutory financial statements requires management to make estimates and assumptions that affect the reported financial statement balances as well as the disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(2) INVESTMENTS

          NET INVESTMENT INCOME

     The components of net investment income were as follows:


                                         2006         2005         2004
                                       --------     --------     --------

Interest on bonds                      $165,463     $156,797     $154,021
Interest on mortgage loans                1,521        1,564        1,633
Interest on short-term investments        1,621        1,208          686
Interest on contract loans                5,430        4,946        4,758
Other investment income                   1,405            2           24
                                       --------     --------     --------
Gross investment income                 175,440      164,517      161,122
Investment expenses                       2,972        3,033        2,947
                                       --------     --------     --------
Net investment income                  $172,468     $161,484     $158,175
                                       --------     --------     --------

     The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2006 and 2005. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.

          NET REALIZED INVESTMENT GAINS (LOSSES) NET OF TAX AND TRANSFERS TO IMR

     Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into income over the average remaining lives of the assets sold. These gains (losses) are not included in net income in the year they occurred.

          The IMR at December 31 is as follows:


                                         2006         2005
                                       --------     --------

Reserve balance, beginning of year      $29,675     $26,314
Current year capital gains,
  net of tax                              3,810       6,352
Amortization of IMR                      (2,471)     (2,991)
                                        -------     -------
Reserve balance, end of year            $31,014     $29,675
                                        -------     -------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     Net realized investment gains reported in the statutory statement of operations net of tax and transfers to IMR were as follows:


                                                2006         2005         2004
                                              -------      -------      -------

Bonds                                         $ 9,755      $ 7,881      $ 5,728
Preferred stocks                                   --           42           12
                                              -------      -------      -------
Net realized investment gains                   9,755        7,923        5,740
Less federal income tax expense (benefit)       2,180           64           (6)
Transferred to IMR                             (3,810)      (6,352)      (4,112)
                                              -------      -------      -------
Net realized investment gains
  net of tax and transfers to IMR             $ 3,765      $ 1,507      $ 1,634
                                              -------      -------      -------

     In 2006, the Company impaired one fixed income security. The security was from one retail industry issuer and the amount of the impairment charge was $91. The Company had a fixed income security from one automobile industry issuer with an impairment charge of $1,849 in 2005. The automobile security impaired in 2005 was sold during 2006. The Company had no fixed income security impairment charges in 2004. Gains realized in 2006 included $316 from sales of securities for which impairment charges were recorded in 2005. No securities were sold during 2005 that had been impaired in a previous year. Gains realized in 2004 included $526 loss from sales of securities for which impairment charges were recorded in 2003.

     In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statement of operations. These impairments were deemed to be other-than-temporary for one or more of the following reasons: the recovery of full value was not likely, the issuer defaulted or was likely to default due to the need to restructure its debt, or the Company no longer has an intent to retain the security.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

          BONDS AND PREFERRED STOCK

     At December 31, 2006 and 2005, the fair value and gross unrealized capital losses of investments in bonds segregated between securities having an unrealized loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:


                                  LESS THAN 12 MONTHS      12 MONTHS OR LONGER              TOTAL
                                 ---------------------   -----------------------   -----------------------
                                    FAIR    UNREALIZED       FAIR     UNREALIZED       FAIR     UNREALIZED
                                   VALUE      LOSSES        VALUE       LOSSES        VALUE       LOSSES
                                 --------   ----------   ----------   ----------   ----------   ----------

AS OF DECEMBER 31, 2006
U.S. government and
      agency obligations:
   Mortgage-backed securities    $ 35,804     $  255     $  488,725     $11,722    $  524,529     $11,977
   Other                           71,468         33        120,344       1,579       191,812       1,612
Municipal bonds                        --         --         14,116         884        14,116         884
Foreign government bonds               --         --          7,217         158         7,217         158
Corporate bonds                   314,953      4,637        653,635      19,735       968,588      24,372
Other mortgage-backed
  securities                       26,705         91         94,906       1,684       121,611       1,775
Preferred stock                     6,354        160             --          --         6,354         160
                                 --------     ------     ----------     -------    ----------     -------
      Totals                     $455,284     $5,176     $1,378,943     $35,762    $1,834,227     $40,938
                                 ========     ======     ==========     =======    ==========     =======


                                   LESS THAN 12 MONTHS       12 MONTHS OR LONGER              TOTAL
                                 -----------------------   ----------------------- -----------------------
                                    FAIR      UNREALIZED      FAIR      UNREALIZED    FAIR      UNREALIZED
                                    VALUE       LOSSES        VALUE       LOSSES     VALUE        LOSSES
                                 ----------   ----------   ----------   ---------- ----------   ----------

AS OF DECEMBER 31, 2005
U.S. government and
      agency obligations:
   Mortgage-backed securities    $  419,016   $ 7,445      $146,838     $ 4,828    $  565,854     $12,273
   Other                            153,373     1,023        47,590       1,142       200,963       2,165
Municipal bonds                       5,990        11        14,227         773        20,217         784
Foreign government bonds              7,337       109            --          --         7,337         109
Corporate bonds                     669,074    12,861       100,104       3,491       769,178      16,352
Other mortgage-backed
  securities                         55,458     1,067        41,736       1,217        97,194       2,284
                                 ----------   -------      --------     -------    ----------     -------
      Totals                     $1,310,248   $22,516      $350,495     $11,451    $1,660,743     $33,967
                                 ==========   =======      ========     =======    ==========     =======

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     At December 31, 2006, the gross unrealized capital loss position in the investment portfolio was $40,938 (392 positions and less than 1.4% of the investment portfolio). No securities were trading below 80% of amortized cost as of December 31, 2006. Securities with an investment grade rating represented 97% of the gross unrealized capital losses. The largest single unrealized capital loss was $1,089 on a FNMA mortgage-backed security purchased in June 2003 when interest rates hit 40 year lows. The majority of the unrealized capital losses were due to changes in interest rates. The portfolio included 269 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $35,762 (of which $12,555 was from securities purchased in 2003 when interest rates were at record lows). The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2006 as temporary, expects recovery in fair value, anticipates continued payments under the terms of the securities, and has the intent and ability to hold these securities until maturity or a recovery in fair value occurs. Therefore, no impairment of these securities was recorded at December 31, 2006.

     At December 31, 2006 and 2005, 2.3% and 2.9%, respectively, of the total bond portfolio (at amortized cost) consisted of private placement bonds. The market value of private placement bonds is estimated based upon factors including credit quality, interest rates and maturity dates.

     The carrying value and estimated fair value of investments in bonds and preferred stock as of December 31, 2006 and 2005 are as follows:


                                                          Gross        Gross     Estimated
                                           Carrying    Unrealized   Unrealized      Fair
           December 31, 2006                 Value        Gains       Losses        Value
           -----------------              ----------   ----------   ----------   ----------

U.S. government and agency obligations:
      Mortgage-backed securities          $  744,293    $ 2,259      $(11,977)   $  734,575
      Other                                  216,414        408        (1,612)      215,210
Municipal bonds                               42,280      1,288          (884)       42,684
Foreign government bonds                      26,778      2,077          (158)       28,697
Corporate securities                       1,800,619     41,275       (24,372)    1,817,522
Other mortgage-backed securities             171,895      1,514        (1,775)      171,634
Preferred Stock                               37,301      1,403          (160)       38,544
                                          ----------    -------      --------    ----------
Total                                     $3,039,580    $50,224      $(40,938)   $3,048,866
                                          ----------    -------      --------    ----------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)


                                                          Gross        Gross      Estimated
                                           Carrying    Unrealized   Unrealized      Fair
           December 31, 2005                 Value        Gains       Losses        Value
           -----------------              ----------   ----------   ----------   ----------
U.S. government and agency obligations:
      Mortgage-backed securities          $  670,345     $ 2,785     $(12,273)   $  660,857
      Other                                  234,433       1,136       (2,165)      233,404
Municipal bonds                               48,280       2,112         (784)       49,608
Foreign government bonds                      27,881       1,651         (109)       29,423
Corporate securities                       1,811,615      68,290      (16,352)    1,863,553
Other mortgage-backed securities             119,740       1,531       (2,284)      118,987
                                          ----------     -------     --------    ----------
Total                                     $2,912,294     $77,505     $(33,967)   $2,955,832
                                          ----------     -------     --------    ----------

     U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $668,483 and $541,651; Federal Home Loan Mortgage Association of $195,904 and $191,823; Government National Mortgage Association of $28,018 and $29,493; and Other Government of $68,302 and $0 as of December 31, 2006 and 2005, respectively.

     At December 31, 2006, .67% of the Company's investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company's investment in CMOs was AAA and NAIC 1 -the highest ratings. The market value of CMOs at December 31, 2006 was $98,309 compared to a $100,246 carrying value. The average duration of the Company's investment in CMOs was 4.3 years at December 31, 2006.

     The carrying value and estimated fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                         Estimated
                                            Carrying       Fair
           December 31, 2006                  Value        Value
           -----------------               ----------   ----------

Due in one year or less                    $  260,609   $  261,307
Due after one year through five years         914,428      916,878
Due after five years through ten years        933,084      935,584
Due after ten years through twenty years      251,634      252,308
Due after twenty years                        642,524      644,245
                                           ----------   ----------
Total bonds                                $3,002,279   $3,010,322
                                           ----------   ----------

     Proceeds from dispositions of investments in bonds and stocks during 2006, 2005 and 2004 were $715,315, $580,205 and $771,574, respectively. Gross gains of $11,296, $16,969 and $9,059 and gross losses of $5,296, $9,046 and
     $3,319 were realized on those sales for 2006, 2005 and 2004, respectively.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

          DEPOSITS

     Included in bonds is the carrying value of securities on deposit with governmental authorities, as required by law, as of December 31 were as follows:


                                            2006     2005
                                           ------   ------

Held for all policyholders                 $1,703   $1,731
Held for policyholders in certain states      977      982
                                           ------   ------
Total deposits                             $2,680   $2,713
                                           ------   ------

          SECURITIES LENDING

     The Company participates in a securities lending program. Acceptable collateral for this program is U.S. Government securities, U.S. Government Agency securities and cash. The collateral is not restricted. The initial collateral received is 102% of the market value of the securities loaned, and the collateral is subsequently maintained at a minimum of 101% of the market value of the securities loaned. As of December 31, 2006 and 2005, the Company had $290,876 and $180,940 respectively, in outstanding securities loaned. The Company maintains effective control over the loaned securities and therefore reports them as bonds in the statutory statements of admitted assets, liabilities and capital and surplus. Securities lending collateral is classified as short-term investments with a corresponding liability in the Company's statutory statements of admitted assets, liabilities and capital and surplus.

          INVESTMENTS IN ENTITIES EXCEEDING 10% OF CAPITAL AND SURPLUS

     There were no entities (other than the U.S. Government and government agencies and authorities) in which the total amount invested exceeds 10% of total capital and surplus at December 31, 2006.

(3)  RELATED PARTY TRANSACTIONS

     The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $99,130, $95,527, and $97,490 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2006, 2005 and 2004, respectively. The Company holds a mortgage loan on the home office property from HMSC in the amount of $13,856 as of December 31, 2006.

     The Company had net balances payable to affiliates of $78 and $110 at December 31, 2006 and 2005.

     ALIC reinsures all of the Company's life insurance business in the state of Arizona. Effective January 1, 2001, ALIC also assumed a small block of Florida whole life business from the Company (see note 8).

     The Company has no common stock investments in any upstream companies or affiliates.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(4)  FEDERAL INCOME TAXES

     Federal income tax expense for the years ended December 31, 2006, 2005 and 2004, consist of the following major components:


                                                    2006      2005      2004
                                                  -------   --------   ------

Current income tax (benefit) expense
   from operations                                $ 5,873   $(10,225)  $5,695
Prior year (over) under accrual of tax reserves    (1,385)    (1,724)     384
Resolution of contingent tax liabilities               --     (3,609)      --
                                                  -------   --------   ------
Federal income tax (benefit) expense
   from operations                                  4,488    (15,558)   6,079
                                                  -------   --------   ------
Tax expense (benefit) from net
   realized capital gains (losses)                  2,179         64       (6)
                                                  -------   --------   ------
Federal income tax (benefit) expense              $ 6,667   $(15,494)  $6,073
                                                  -------   --------   ------

     The components of the net admitted deferred tax assets (DTAs) and deferred tax liabilities (DTLs) as of December 31, 2006 and 2005 are as follows:


                                                    2006      2005      Change
                                                  -------   --------   -------

Total of all DTAs
   (admitted and nonadmitted)                     $56,517    $55,696   $   821
Total of all DTLs                                  21,540     20,362     1,178
                                                  -------    -------   -------
Net DTAs                                           34,977     35,334      (357)
Total DTAs non-admitted                            30,626     29,364     1,262
                                                  -------    -------   -------
Net admitted DTAs                                 $ 4,351    $ 5,970   $(1,619)
                                                  -------    -------   -------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:


                                            2006      2005      Change
                                          -------   --------   -------

Net DTA                                   $34,977    $35,334    $(357)
                                          -------   --------    -----
Net tax effect without unrealized gains
   and losses                             $34,977    $35,334    $(357)
                                          -------   --------    -----

     The net DTAs at December 31, 2006 and 2005, is included in deferred tax assets on the accompanying statutory statement of admitted assets, liabilities, capital and surplus. There are no temporary differences for which DTLs have not been recognized.

     DTAs resulting from book/tax differences in:


                                      2006      2005
                                    -------   --------

Benefit reserves                    $36,220    $34,259
Deferred acquisition costs           10,654     10,783
Investments                           1,524      1,524
Capital loss carry forwards              --        812
Operating expense accruals            7,522      7,847
Other                                   597        471
                                    -------    -------
Total DTAs                          $56,517    $55,696
                                    -------    -------
Total DTAs non-admitted             $30,626    $29,364
                                    -------    -------
Admitted DTAs                       $25,891    $26,332

DTLs resulting from book/tax differences in:


                                      2006       2005
                                    -------    -------

Bonds                               $ 1,944    $ 1,259
Premiums deferred and uncollected    15,618     14,659
Policy benefits                       2,996      3,521
Other                                   982        923
                                    -------    -------
Total DTLs                          $21,540    $20,362
                                    -------    -------
Net admitted DTAs                   $ 4,351    $ 5,970
                                    -------    -------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     The Company's income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:


                                                               2006      2005
                                                             -------   --------

Current income tax (benefit) expense incurred                $ 6,667   $(15,494)
Change in deferred income tax
   (without tax on unrealized gains and losses)                  357      6,801

                                                             -------   --------
Total income tax (benefit) expense reported                    7,024     (8,693)
                                                             -------   --------
Income before taxes                                           38,893     15,359
                                                             -------   --------
Expected income tax expense at 35%
   statutory rate                                             13,613      5,376
                                                             -------   --------
Increase (decrease) in actual tax reported resulting from:
   Dividends received deduction                               (1,542)    (1,460)
   Nondeductible expense for meals,
      penalties and lobbying                                      91        111
   Tax adjustment for IMR                                       (865)    (1,047)
   Deferred tax benefit on non-admitted assets                    59       (247)
   Prior year surplus reserve adjustment                      (4,149)        --
   Resolution of contingent tax liabilities                       --     (3,609)
   Provision to return                                          (197)       724
   Reinsurance                                                    --     (9,100)
   Other                                                          14        559
                                                             -------   --------
Total income tax (benefit) expense                           $ 7,024   $ (8,693)
                                                             -------   --------

     As of December 31, 2006, there are no net operating loss carryforwards available to offset against future taxable income. As of December 31, 2006, there are no capital loss carryforwards available.

     The amount of federal income taxes incurred that are available for recoupment in the event of future net losses are $4,507, $0 and $3,627 for 2006, 2005, and 2004 respectively.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(5)  RESTRICTIONS OF SURPLUS

     The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus. Dividends which may be paid to the Parent Company during 2007 without prior approval are approximately $28,400. Dividend payments were $0, $0 and $9,000 in 2006, 2005 and 2004, respectively.

     Under applicable Illinois insurance laws and regulations, the Company is required to maintain a minimum capital and surplus of $1,500.

(6)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair values of the Company's insurance contracts other than annuity contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk through the matching of investment maturities with amounts due under insurance contracts. The following methods and assumptions were used to estimate the fair value of financial instruments.

     Investments - For fixed maturities and short-term and other investments, fair value equals quoted market value, if available. If a quoted market price is not available, fair value is estimated using quoted market prices for similar securities, adjusted for differences between the quoted securities and the securities being valued. The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities. The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.

     Annuity Contract Liabilities and Policyholder Account Balances on Interest-sensitive Life Contracts - The fair values of annuity contract liabilities and policyholder account balances on interest-sensitive life contracts are equal to the discounted estimated future cash flows (using the Company's current interest rates earned on its investments) including an adjustment for risk that the timing or amount of cash flows will vary from management's estimate.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     Policyholder Funds On Deposit - Policyholder funds on deposit are supplementary contract reserves and dividend accumulations which represent deposits that do not have defined maturities. The carrying value of these funds is used as a reasonable estimate of fair value.

     The carrying amounts and fair values of financial instruments at December 31, 2006 consisted of the following:


                                                                       Estimated
                                                          Carrying       Fair
                                                           amount        value
                                                         ----------   ----------

Financial Assets
   Bonds                                                 $3,002,279   $3,010,322
   Preferred stock                                           37,301       38,544
   Mortgage loans                                            17,203       17,765
   Short-term investments                                   326,921      326,921
   Contract loans and preferred stock                        92,354       95,212
   Other                                                     16,428       16,428
                                                         ----------   ----------
      Total investments                                  $3,492,486   $3,505,192
   Asset valuation reserve                                   19,593           --
                                                         ----------   ----------
      Total investments less asset
         valuation reserve                               $3,472,893   $3,505,192
   Cash                                                       4,468        4,468
                                                         ----------   ----------
Financial Liabilities
   Policyholder account balances on interest-sensitive
      life contracts                                     $   82,572   $   75,773
   Annuity contract liabilities                           1,912,913    1,715,715
   Policyholder funds on deposit                            140,958      140,958
                                                         ----------   ----------

     Fair value estimates shown above are dependent upon subjective assumptions and involve significant uncertainties resulting in variability in estimates with changes in assumptions. Fair value assumptions are based upon subjective estimates of market conditions and perceived risks of financial instruments at a certain point in time. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial instrument. In addition, potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(7) DIFFERENCES BETWEEN U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND STATUTORY ACCOUNTING PRACTICES

     Statutory accounting practices differ in some respects from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:

     (a) Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

     (b) Aggregate reserve for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

     (c) Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

     (d) Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies for individual life contracts and amortized over 20 years in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

     (e) Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

     (f)  Asset valuation and interest maintenance reserves are not provided.

     (g) The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

     (h) Realized investment gains (losses) resulting from changes in interest rates are recognized in income when the related security is sold.

     (i) Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

     (j) Fixed maturity investments (bonds) categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder's equity, net of deferred income taxes and the impact on the amortization of capitalized acquisition costs.

     (k) The statement of cash flows is presented in a format as prescribed by Statement of Financial Accounting Standards No. 95.

     (l)  A statement of comprehensive income is required.

     (m) Retroactive Coinsurance and modified coinsurance transactions are recognized as deposits. Statutory ceded premiums, ceded benefits paid, ceded change in reserves and change in surplus as the result of reinsurance are removed from GAAP reporting.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     (n) The realization of DTAs under GAAP is evaluated utilizing a "more likely than not" standard. A valuation allowance is established for DTAs deemed not realizable using this standard. Under statutory accounting principles, the realization of DTAs is determined utilizing an admissibility test outlined in statement of Statutory Accounting Principles No. 10 - Income Taxes. Based on these tests a portion of gross DTAs are non-admitted for statutory accounting purposes. Additionally, changes in the balances of DTAs and DTLs result in increases or decreases of income under GAAP, whereas under statutory accounting principles, these changes directly impact surplus.

     The aggregate effect of the foregoing differences has not been determined separately for the Company.

(8)  REINSURANCE

     The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.

     Information with respect to reinsurance ceded and assumed by the Company is set forth below.


                                            2006        2005       2004
                                          --------   ---------   --------

Direct life insurance premiums            $102,978   $ 103,897   $107,503
Life insurance premiums ceded:
   To ALIC                                   1,558       1,639      1,533
   Coinsurance and Modified
      Coinsurance agreement                     --    (463,393)    49,538
   Other                                     3,256       2,542      2,751
                                          --------   ---------   --------
Net life insurance premiums as reported     98,164     563,109     53,681
Reserve adjustment on reinsurance ceded
   as reported                                  --    (447,384)    10,000
Life insurance reserves ceded:
   To ALIC                                  12,070      11,351     11,382
   To other companies                        4,434       3,713     43,157
Accident and health premiums ceded:
   To other companies                        2,112       2,365      2,685
Amounts recoverable from reinsurers
   on paid losses                              754         717        347
                                          --------   ---------   --------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     The maximum amount of direct individual ordinary insurance retained on any standard life is $200 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. The Company reinsures 100% of the catastrophe risk in excess of $1,000 up to $15,000 per occurrence. This program covers acts of terrorism but excludes nuclear, biological and chemical explosions as well as other acts of war.

     The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company's disability income policies.

     On December 31, 2003, the Company entered into a reinsurance agreement with the United States branch of Sun Life Assurance Company of Canada (SLACC) which replaced the 2002 agreement with Sun Life Reinsurance Company Limited (SLRCL), a member of the Sun Life Financial Group. Under the terms of the December 31, 2003 agreement the Company ceded to SLACC, on a combination coinsurance and modified coinsurance basis, a 75% quota share of the Company's in force interest-sensitive life block of business issued prior to January 1, 2002, representing an increase from the 58% quota share which was in place under the 2002 agreement. SLACC assumed its proportional share of all risks attendant to the business reinsured such as mortality, persistency and investment risk, reducing the Company's liabilities under statutory accounting principles to the extent of the ceded commission. The initial ceding commission received by the Company was $50.0 million and resulted in a $32.5 million after-tax increase in the Company's statutory surplus. The Company's statutory surplus was reduced by $26.0 million (including $21.5 million due to the early termination of the contract noted below) and $6.5 million in 2005 and 2004, respectively. Fees related to these transactions reduced the Company's pretax income by $558 and $973 in 2005 and 2004, respectively. These transactions improved the statutory operating leverage and risk-based capital ratio of the Company.

     Effective July 1, 2005 the Company terminated its reinsurance agreement with SLACC. The early recapture of the reinsurance agreement had the following impact:



Premiums earned                                           $ 487,384
Commissions and expense allowances on reinsurance ceded     (11,583)
Reserve adjustment on reinsurance ceded                    (454,291)
                                                          ---------
Increase in aggregate reserves for life and accident
   and health contracts                                      33,093
Federal and foreign income taxes                            (11,583)
Change in surplus as a result of recapture                  (21,511)
                                                          ---------

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

     At December 31, 2006 and 2005 the Company has outstanding surplus relief of $0 and modified coinsurance reserves of $0, respectively, related to the contract with SLACC.

(9)  PENSION PLANS AND OTHER POSTRETIREMENT BENEFITS

     The Company is a member of the Horace Mann group of insurance companies. All the Company's personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.

          PENSION PLANS

     HMSC has the following retirement plans: a defined contribution plan; a 401(k) plan; a defined benefit plan for employees hired on or before December 31, 1998; and certain employees participate in a supplemental defined benefit plan or a supplemental defined contribution plan or both.

     After completing the first year of employment, all employees of HMSC participate in the defined contribution plan. Under the defined contribution plan, HMSC makes contributions to each participant's account based on eligible compensation and years of service. Through December 31, 2006, participants were 100% vested in this plan after 5 years of service. Effective January 1, 2007, participants will be 100% vested in this plan after 3 years of service.

     All employees of HMSC participate in a 401(k) plan. HMSC contributes 3% of eligible compensation to each employee's account, which is 100% vested at the time of the contribution. In addition, employees may voluntarily contribute up to 20% of their eligible compensation into their account.

     Effective April 1, 2002, participants stopped accruing benefits under the defined benefit and supplemental defined benefit plans but continue to retain the benefits they had accrued to date. Amounts earned under the defined benefit and supplemental defined benefit plans have been based on years of service and the highest 36 consecutive months of earnings under the plan (through March 31, 2002). Participants are 100% vested in these defined benefit plans after 5 years of service.

     HMSC's policy with respect to funding the defined benefit plan is to contribute amounts which are actuarially determined to provide the plan with sufficient assets to meet future benefit payments consistent with the funding requirements of federal laws and regulations. For the defined contribution, 401(k) and defined benefit plans, investments have been set aside in a trust fund; whereas the supplemental retirement plans are unfunded non-qualified plans.

     Employees whose compensation exceeds the limits covered under the qualified plans participate in an unfunded, non-qualified defined contribution plan. HMSC accrues an amount for each participant based on their compensation, years of service and account balance. Participants are 100% vested in this plan after 5 years of service.

     The Company has no obligations to current or former employees for benefits after their employment but before their retirement.

     Total pension expense allocated to the Company was $5,609, $5,689, and $5,384 for 2006, 2005 and 2004, respectively.

                                                                     (Continued)

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

          POSTEMPLOYMENT BENEFITS

     In addition to providing pension benefits, HMSC also provides certain health care and life insurance benefits to retired employees and eligible dependents. Effective January 1, 2004, only employees who were at least age 50 with at least 15 years of service in 2004 are eligible to continue in this program. Postretirement benefits other than pensions of active and retired employees are accrued as expense over the employees' service years. The allocated cost of these benefits totaled $(495), $282, and $102 for the years ended December 31, 2006, 2005 and 2004, respectively.

     In July 2006, HMSC announced that effective January 1, 2007 it would eliminate the current health care benefits for individuals 65 years of age and over and establish a Health Reimbursement Account (HRA) for each eligible participant. Health care benefits for eligible individuals under 65 years of age will continue to be provided as a bridge to Medicare eligibility. Eligible participants will receive a one-time credit of $10 thousand to their HRA account to use for covered expenses incurred on or after age 65. Also, the new plan does not provide life insurance benefits to individuals who retired in 1994 or later.

(10) LAWSUITS AND LEGAL PROCEEDINGS

     There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company's financial position or results of operation.

(11) RISK-BASED CAPITAL

     The insurance departments of various states, including the Company's domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

     The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company's actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2006, the Company's actual total adjusted capital was $270,824 and the authorized control level risk-based capital was $27,526.

(12) OTHER ITEMS

     The Company had one life claim as a result of the September 11, 2001 events which totaled $30. This claim was paid in October 2001.

                       HORACE MANN LIFE INSURANCE COMPANY
 SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES - SCHEDULE I
                                DECEMBER 31, 2006
                             (AMOUNTS IN THOUSANDS)


                                                                  AMOUNT
                                                                 SHOWN IN
                                                                  BALANCE
TYPE OF INVESTMENTS                     COST(1)    FAIR VALUE      SHEET
-------------------                   ----------   ----------   ----------

Debt securities:
   Bonds:
     U.S. Government and government
       agencies and  authorities      $  960,707   $  949,786   $  960,707
     State, municipalities and
       political subdivisions             42,280       42,684       42,280
     Foreign government bonds             26,778       28,697       26,778
     Public utilities                    170,401      172,637      170,401
     Other corporate bonds             1,802,113    1,816,519    1,802,113
                                      ----------   ----------   ----------
       Total debt securities          $3,002,279   $3,010,323   $3,002,279
                                      ----------   ==========   ----------
Equity securities:
   Preferred stocks:
     Industrial and miscellaneous         37,301           --       37,301
                                      ----------   ----------   ----------
       Total equity securities        $       --   $       --   $       --
                                      ----------   ==========   ----------
Mortgage loans on real estate             17,203          XXX       17,203
Real estate                                   --          XXX           --
Contract loans                            92,354          XXX       92,354
Short-term investments                   326,921          XXX      326,921
Other investments                         16,428          XXX       16,428
                                      ----------                ----------
       Total investments              $3,492,486          XXX   $3,492,486
                                      ==========                ==========

(1) Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners.

(2)  Real estate acquired in satisfaction of indebtedness is $0.

(3) Differences between cost and amounts shown in the balance sheet for investments, other than equity securities, represent non-admitted investments.

See accompanying report of independent registered public accounting firm.

                       HORACE MANN LIFE INSURANCE COMPANY
             SUPPLEMENTARY INSURANCE INFORMATION - SCHEDULE III & VI
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                             (AMOUNTS IN THOUSANDS)


                                                       AS OF DECEMBER 31,
                                 -------------------------------------------------------------
                                 FUTURE POLICY                                 PREMIUM REVENUE
                     DEFERRED       BENEFITS                    OTHER POLICY    AND ANNUITY,
                      POLICY     LOSSES, CLAIMS                  CLAIMS AND      PENSION AND
                   ACQUISITION      AND LOSS        UNEARNED       BENEFITS     OTHER CONTRACT
SEGMENT              COST(1)      EXPENSES(3)     PREMIUMS(3)      PAYABLE      CONSIDERATIONS
-------            -----------   --------------   -----------   ------------   ---------------

2006:
   Life                            $  938,754                     $  3,461         $ 98,164
   Annuity                          1,804,470                           --          325,691
   Supplementary
      Contracts                       111,851                      137,435            9,017
   Accident and
      Health                            7,824                           62            4,219
                                   ----------                     --------         --------
   Total                           $2,862,899                     $140,958         $437,091
                                   ==========                     ========         ========
2005:
   Life                            $  906,265                     $  3,633         $563,109
   Annuity                          1,684,037                           --          320,064
   Supplementary
      Contracts                       108,114                      139,880            8,187
   Accident and
      Health                            8,475                           75            4,272
                                   ----------                     --------         --------
   Total                           $2,706,891                     $143,588         $895,632
                                   ==========                     ========         ========
2004:
   Life                            $  821,217                     $  3,605         $ 53,681
   Annuity                          1,553,591                           --          326,976
   Supplementary
      Contracts                       105,908                      135,678            9,854
   Accident and
      Health                           10,520                           15            4,301
                                   ----------                     --------         --------
   Total                           $2,491,236                     $139,298         $394,812
                                   ==========                     ========         ========

                                     FOR THE YEARS ENDED DECEMBER 31,
                   -------------------------------------------------------------------
                                                 AMORTIZATION
                                   BENEFITS,      OF DEFERRED
                       NET      CLAIMS, LOSSES      POLICY        OTHER
                   INVESTMENT   AND SETTLEMENT    ACQUISITION   OPERATING    PREMIUMS
SEGMENT              INCOME        EXPENSES        COSTS(1)     EXPENSES    WRITTEN(2)
-------            ----------   --------------   ------------   ---------   ----------

2006:
   Life             $ 51,617       $ 95,438                      $42,100
   Annuity           102,944        395,171                       45,776
   Supplementary
      Contracts       16,968         21,904                        2,757
   Accident and
      Health             939          1,859                        3,268
                    --------       --------                      -------
   Total            $172,468       $514,372                      $93,901
                    ========       ========                      =======
2005:
   Life             $ 47,591       $118,234                      $42,529
   Annuity            96,912        389,209                       47,243
   Supplementary
      Contracts       15,975         20,210                        2,126
   Accident and
      Health           1,006          1,026                        3,565
                    --------       --------                      -------
   Total            $161,484       $528,679                      $95,463
                    ========       ========                      =======
2004:
   Life             $ 47,612       $ 73,763                      $44,523
   Annuity            93,883        384,194                       46,035
   Supplementary
      Contracts       15,501         22,562                        2,022
   Accident and
      Health           1,179          2,134                        3,096
                    --------       --------                      -------
   Total            $158,175       $482,653                      $95,676
                    ========       ========                      =======

(1) Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.

(2)  Does not apply to life insurance.

(3) Unearned premiums and other deposit funds are included in future policy benefits, losses, claims and loss expenses.

See accompanying report of independent registered public accounting firm.

                       HORACE MANN LIFE INSURANCE COMPANY
                            REINSURANCE - SCHEDULE IV
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                             (AMOUNTS IN THOUSANDS)


                                                                                      PERCENTAGE
                                               CEDED TO      ASSUMED                   OF AMOUNT
                                   GROSS        OTHER      FROM OTHER       NET         ASSUMED
                                   AMOUNT     COMPANIES     COMPANIES      AMOUNT       TO NET
                                ----------------------------------------------------------------

2006: Life insurance in force   $13,400,292   $1,869,947       $--      $11,530,345       0.0%
                                ===========   ==========       ===      ===========       ===
   Premiums and annuity,
   pension and other
   contract considerations:
   Life insurance               $   102,978   $    4,814       $--      $    98,164       0.0%
   Annuity                          325,691           --        --          325,691       0.0%
   Supplementary contracts            9,017           --        --            9,017
   Accident and health                6,331        2,112        --            4,219       0.0%
                                -----------   ----------       ---      -----------       ---
   Total premiums               $   444,017   $    6,926       $--      $   437,091       0.0%
                                ===========   ==========       ===      ===========       ===
2005: Life insurance in force   $13,142,164   $1,710,202       $--      $11,431,962       0.0%
                                ===========   ==========       ===      ===========       ===
   Premiums and annuity,
   pension and other
   contract considerations:
   Life insurance               $   103,897   $ (459,212)      $--      $   563,109       0.0%
   Annuity                          320,064           --        --          320,064       0.0%
   Supplementary contracts            8,187           --        --            8,187
   Accident and health                6,637        2,365        --            4,272       0.0%
                                -----------   ----------       ---      -----------       ---
   Total premiums               $   438,785   $ (456,847)      $--      $   895,632       0.0%
                                ===========   ===========      ===      ===========       ===
2004: Life insurance in force   $13,308,820   $5,441,086       $--      $ 7,867,734       0.0%
                                ===========   ==========       ===      ===========       ===
   Premiums and annuity,
   pension and other
   contract considerations:
   Life insurance               $   107,503   $   53,822       $--      $    53,681       0.0%
   Annuity                          326,976           --        --          326,976       0.0%
   Supplementary contracts            9,854           --        --            9,854
   Accident and health                6,986        2,685        --            4,301       0.0%
                                -----------   ----------       ---      -----------       ---
   Total premiums               $   451,319   $   56,507       $--      $   394,812       0.0%
                                ===========   ==========       ===      ===========       ===

See accompanying report of independent registered public accounting firm.

PART C

                                OTHER INFORMATION

               HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24.  Financial Statements and Exhibits


(a)  Financial Statements


The following financial statements are included in Part B hereof:(1)

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

   -Report of Independent Registered Public Accounting Firm, dated -Statements of Net Assets - December 31, 2006
   -Statements of Operations - For the Year Ended December 31, 2006 -Statements of Changes in Net Assets For the Year Ended December 31, 2006 -Statements of Changes in Net Assets For the Year Ended December 31, 2005 -Notes to Financial Statements - December 31, 2006

HORACE MANN LIFE INSURANCE COMPANY

   -Report of Independent Registered Public Accounting Firm, dated
   -Statutory Statements of Admitted Assets, Liabilities and Capital
     and Surplus - As of December 31, 2006 and 2005
   -Statutory Statements of Operations - For the Years Ended December 31, 2006,
     2005 and 2004
   -Statutory Statements of Capital and Surplus - For the Years Ended December
     31, 2006, 2005 and 2004
   -Statutory Statements of Cash Flow - For the Years Ended December 31, 2006,
     2005 and 2004
   -Notes to Statutory Financial Statements - December 31, 2006, 2005 and 2004

(b)  Exhibits


(1)  Resolution of Board of Directors(1)

(2)  Not Applicable

(3)  Underwriting Agreement(1)

(4)  Form of Variable Annuity Contract(3)

(5)  Form of application

(6)  Certificate of incorporation and bylaws(3)

(7)  Not Applicable

(8)  Not Applicable

(9)  Opinion and Consent of Counsel Filed Herewith


(10) Independent Auditors Consent Filed herewith



(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors' Report thereon Filed herewith


(12) Not Applicable


(1) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-1343).

(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 76 to Form N-4 Registration Statement, dated October 1, 2003 (File No. 811-1343).

(3) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-1343).


Item 25.  Directors and Officers of the Depositor


The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.


Name                              Position & Office with Depositor
-----                             --------------------------------

Peter H. Heckman                  Director and Executive Vice President, Chief Financial Officer

Ann M. Caparros                   Director, Vice President, General Counsel, Corporate Secretary & Chief Compliance Officer

Louis G. Lower II                 Director, Chairman, President & Chief Executive Officer

Paul D. Andrews                   Director and Senior Vice President

Angela S. Christian               Vice President & Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                             [HORACE MANN COMPANIES
                              ORGANIZATIONAL CHART]


The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Allegiance Life Insurance Company (an Illinois Corporation). Allegiance Life Insurance Company and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27.  Number of Contract Owners


As of March 30, 2007, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 138,811, of which 132,880 were qualified contract owners and 5,931 were non-qualified Contract Owners.


Item 28.  Indemnification

According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in the connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters


(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life

Insurance Company Separate Account B and Horace Mann Life Insurance Company Allegiance Separate Account A.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.




Name                               Position with Underwriter
----                               -------------------------
Christopher M. Fehr                President

Peter H. Heckman                   Director

Ann M. Caparros                    Secretary


Diane M. Barnett                   Tax Compliance Officer

Angela S. Christian                Treasurer



(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant during the fiscal year ended December 31, 2006:




                          Net Underwriting
  Name of Principal        Discounts and        Compensation on
     Underwriter             Commission           Redemption       Brokerage Commission     Compensation
  -----------------       -----------------     ----------------   --------------------     ------------
Horace Mann             $ 7,634,875                 N/A                     N/A                   N/A
Investors, Inc.

Item 30.  Location of Accounts and Records


Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Investors, Inc. maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Life Insurance Company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31.  Management Services


Not applicable.

Item 32.  Undertakings


  (a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

  (b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

  (c) The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments may be accepted under the variable annuity contracts described in the prospectus.

  (d) The Registrant undertakes to include either: (i) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

  (e) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written request.

                                   SIGNATURES


  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield, and State of Illinois, on this 26th day of April, 2007.


             BY: HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
                 ----------------------------------------------
                                  (Registrant)

                     By: Horace Mann Life Insurance Company
                       ----------------------------------
                                   (Depositor)

Attest: /s/ ANN M. CAPARROS                  By: /s/ LOUIS G. LOWER II
-----------------------------                ---------------------------------
Ann M. Caparros                              Louis G. Lower II, President and
Corporate Secretary                          Chief Executive Officer
of the Depositor                             of the Depositor

  Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



SIGNATURE                     TITLE                                        DATE
---------                     -----                                        ----

/s/ LOUIS G. LOWER II       Director, Chairman, President                April 26, 2007
--------------------        and Chief Executive Officer
Louis G. Lower II

/s/ PETER H. HECKMAN        Director, Executive Vice                     April 26, 2007
--------------------        President and Chief
Peter H. Heckman            Financial Officer

/s/ ANN M. CAPARROS         Director, Vice President,                    April 26, 2007
 -------------------        General Counsel,
Ann M. Caparros             Corporate Secretary and
                            Chief Compliance Officer

/s/ FRANK D'AMBRA           Director and Senior Vice President           April 26, 2007
-------------------
Frank D'Ambra

                                  Exhibit Index



(9) Opinion and Consent of Counsel


(10) Independent Registered Public Accounting Firm Consent